UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-08055

TIAA-CREF MUTUAL FUNDS
(Exact name of registrant as specified in charter)

730 Third Avenue, New York, New York 10017
(Address of principal executive offices) (Zip code)

Stewart P. Greene, Esq.
c/o TIAA-CREF
730 Third Avenue,
New York, New York 10017-3206
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2006 – March 31, 2006

Item 1. Schedule of Investments.

TIAA-CREF MUTUAL FUNDS - International Equity Fund

TIAA-CREF MUTUAL FUNDS
INTERNATIONAL EQUITY FUND
STATEMENT OF INVESTMENTS (Unaudited)
March 31, 2006

SHARES		VALUE

COMMON STOCKS - 100.46%

APPAREL AND OTHER TEXTILE PRODUCTS - 0.23%
366,000	Toyobo Co Ltd	$1,129,113
	TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	1,129,113

BUSINESS SERVICES - 2.12%
182	COSCO Pacific Ltd	364
29,000	Mitsuba Corp	360,810
188	NTT Data Corp	901,839
7,600	Otsuka Corp	889,533
722	Rakuten, Inc	654,750
3,700	SAP AG.	801,527
25,500	Secom Co Ltd	1,301,042
31,600	Sumisho Computer Systems Corp	624,019
397,606	WPP Group plc	4,762,157
	TOTAL BUSINESS SERVICES	10,296,041

CHEMICALS AND ALLIED PRODUCTS - 10.57%
186,000	Air Water, Inc	1,817,595
336,829	Bayer AG.	13,475,704
24,111	Dr Reddy's Laboratories Ltd	769,020
56,000	Kaken Pharmaceutical Co Ltd	467,972
41,500	Kuraray Co Ltd	486,787
215,000	Nippon Paint Co Ltd	1,069,625
78,000	Nippon Shokubai Co Ltd	924,841
204,932	Novartis AG. (Regd)	11,368,994
10,600	Ono Pharmaceutical Co Ltd	498,602
277,554	Reckitt Benckiser plc	9,753,805
4,519	Roche Holding AG. (Genusscheine)	671,185
14,385	Shin-Etsu Chemical Co Ltd	779,050
129,000	Sumitomo Chemical Co Ltd	1,047,394
31,822	Takeda Pharmaceutical Co Ltd	1,809,693
185,000	Teijin Ltd	1,227,689
127,426	Teva Pharmaceutical Industries Ltd (Spon ADR)	5,247,403
	TOTAL CHEMICALS AND ALLIED PRODUCTS	51,415,359

COAL MINING - 1.06%
257,737	BHP Billiton Ltd	5,145,823
	TOTAL COAL MINING	5,145,823

COMMUNICATIONS - 2.15%
252	KDDI Corp	1,343,402
241	Nippon Telegraph & Telephone Corp	1,031,486
630,004	Royal KPN NV	7,090,313
1,360	SKY Perfect Communications, Inc	998,186
	TOTAL COMMUNICATIONS	10,463,387

TIAA-CREF MUTUAL FUNDS - International Equity Fund

SHARES			VALUE
DEPOSITORY INSTITUTIONS - 6.64%
2,000	v*	Ashikaga Financial Group, Inc	$0
55,911		Australia & New Zealand Banking Group Ltd	1,056,485
285		DBS Group Holdings Ltd	2,871
43,620		Hang Seng Bank Ltd	561,843
30,458		ICICI Bank Ltd (Spon ADR)	843,077
187,837		Julius Baer Holding AG.	16,946,078
227		Mitsubishi UFJ Financial Group, Inc	3,463,005
348		Mizuho Financial Group. Inc	2,840,275
419	*	Resona Holdings, Inc	1,438,215
181		Sumitomo Mitsui Financial Group, Inc	1,994,237
204,000		Sumitomo Trust & Banking Co Ltd	2,354,844
47,128		Westpac Banking Corp	800,462
		TOTAL DEPOSITORY INSTITUTIONS	32,301,392

ELECTRIC, GAS, AND SANITARY SERVICES - 5.71%
718,301		Fortum Oyj	18,097,822
193,845		Hong Kong & China Gas Ltd	468,385
257,259		Iberdrola S.A.	8,293,616
38,100		Tokyo Electric Power Co, Inc	947,737
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	27,807,560

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 1.83%
84,735		Ericsson (LM) (B Shs)	321,818
7,800		Fanuc Ltd	748,996
4,500		Hirose Electric Co Ltd	631,198
49,500		Hitachi Maxell Ltd	816,819
13,100		Kyocera Corp	1,156,895
72,382		Nokia Oyj	1,496,089
8,300		Rohm Co Ltd	875,795
53,745		Satyam Computer Services Ltd	1,023,284
46,000		Sharp Corp	812,866
18,800		Sumco Corp	1,007,001
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	8,890,761

FABRICATED METAL PRODUCTS - 1.12%
162,000		NEOMAX Co Ltd	4,901,602
44,321		Tata Steel Ltd	533,563
		TOTAL FABRICATED METAL PRODUCTS	5,435,165

FOOD AND KINDRED PRODUCTS - 2.25%
74,299		Bajaj Hindusthan Ltd	841,022
55,000		Bajaj Hindusthan Ltd	446,600
538,204		CSR Ltd	1,711,598
232,000		Meiji Seika Kaisha Ltd	1,179,761
116,000		Mitsui Sugar Co Ltd	516,145
215,000		Nippon Formula Feed Manufacturing Co Ltd	444,614
643,000		Nisshin Oillio Group Ltd	4,959,149
112,000		Nosan Corp	408,170
433,000		Olam International Ltd	457,578
432		Swire Pacific Ltd (A Shs)	4,228
		TOTAL FOOD AND KINDRED PRODUCTS	10,968,865

TIAA-CREF MUTUAL FUNDS - International Equity Fund

SHARES			VALUE
FOOD STORES - 0.03%
11,694		Woolworths Ltd	$157,012
		TOTAL FOOD STORES	157,012

GENERAL BUILDING CONTRACTORS - 1.31%
110,000		Sekisui Chemical Co Ltd	929,486
6,048,884		Shanghai Forte Land Co	3,157,017
315,000		Shimizu Corp	2,287,948
		TOTAL GENERAL BUILDING CONTRACTORS	6,374,451

HEAVY CONSTRUCTION, EXCEPT BUILDING - 2.39%
69,957		Multiplex Group	153,140
116,675		Vinci S.A.	11,486,150
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	11,639,290

HOLDING AND OTHER INVESTMENT OFFICES - 4.63%
32,000		iShares MSCI EAFE Index Fund	2,077,440
8,568		Macquarie Infrastructure Group	23,277
367,780		Man Group plc	15,725,055
8,278		Nobel Biocare Holding AG.	1,838,535
1,221,748		Noble Group Ltd	928,684
65,600	*	Softbank Corp	1,918,129
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	22,511,120

HOTELS AND OTHER LODGING PLACES - 4.12%
348,084		Accor S.A.	20,038,091
		TOTAL HOTELS AND OTHER LODGING PLACES	20,038,091

INDUSTRIAL MACHINERY AND EQUIPMENT - 6.77%
717,418		GEA Group AG.	12,050,383
196,000		Komatsu Ltd	3,729,299
70,800		Melco Holdings, Inc	2,124,180
164,450		Rheinmetall AG.	12,736,584
38,900		Tokyo Seimitsu Co Ltd	2,317,713
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	32,958,159

INSTRUMENTS AND RELATED PRODUCTS - 1.46%
8,415		Advantest Corp	1,000,614
68,302		Tecan Group AG.	3,632,390
75,000		Terumo Corp	2,459,954
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	7,092,958

INSURANCE CARRIERS - 4.90%
508,000		Aioi Insurance Co Ltd	3,745,741
191,398		AMP Ltd	1,184,615
179,963		Fondiaria-Sai S.p.A	7,180,279
193,000		Nipponkoa Insurance Co Ltd	1,756,776
30,978		QBE Insurance Group Ltd	483,304
40,413		Zurich Financial Services AG.	9,470,468
		TOTAL INSURANCE CARRIERS	23,821,183

METAL MINING - 2.05%
23,292		Companhia Vale do Rio Doce (ADR)	1,130,361
133,000		Gold Fields Ltd	2,899,484
19,675		MMC Norilsk Nickel	1,902,573

TIAA-CREF MUTUAL FUNDS - International Equity Fund

SHARES			VALUE
338,337		Oxiana Ltd	$646,553
58,751	v*	Polyus Gold Co (LON ADR)	976,442
22,948		Rio Tinto Ltd	1,290,228
165,350		Zinifex Ltd	1,124,793
		TOTAL METAL MINING	9,970,434

NONDEPOSITORY INSTITUTIONS - 8.43%
248,934		Deutsche Postbank AG.	18,038,696
236,661		Hypo Real Estate Holding AG.	16,201,380
34,460		ICICI Bank Ltd	455,484
825,600		Nissin Co Ltd	902,639
1,424,000		Orient Corp	5,406,831
		TOTAL NONDEPOSITORY INSTITUTIONS	41,005,030

NONMETALLIC MINERALS, EXCEPT FUELS - 0.29%
165,000		Itochu Corp	1,413,806
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	1,413,806

OIL AND GAS EXTRACTION - 2.43%
47	v*	Inpex Holdings, Inc	397,144
2,920,634		PetroChina Co Ltd (Class H)	3,048,659
7,913		Petroleo Brasileiro S.A. (ADR)	685,820
15,236		Total S.A.	4,013,918
25,813		Woodside Petroleum Ltd	837,103
3,075,000		Xinao Gas Holdings Ltd	2,853,148
		TOTAL OIL AND GAS EXTRACTION	11,835,792

PAPER AND ALLIED PRODUCTS - 0.44%
366		Nippon Paper Group, Inc	1,578,897
216,300		PaperlinX Ltd	581,457
		TOTAL PAPER AND ALLIED PRODUCTS	2,160,354

PETROLEUM AND COAL PRODUCTS - 2.69%
320,971		BP plc	3,680,056
205,044		ENI S.p.A.	5,826,185
1,194,814		Futuris Corp Ltd	1,925,435
53,928		Royal Dutch Shell plc (A Shares)	1,681,865
		TOTAL PETROLEUM AND COAL PRODUCTS	13,113,541

PRIMARY METAL INDUSTRIES - 2.07%
343,405		BHP Billiton plc	6,263,297
158,000	*	Hunan Non-Ferrous Metal Corp Ltd	58,029
795,000	*	Nippon Steel Corp	3,072,464
34,400		Tokyo Steel Manufacturing Co Ltd	696,805
		TOTAL PRIMARY METAL INDUSTRIES	10,090,595

RAILROAD TRANSPORTATION - 0.35%
229		East Japan Railway Co	1,692,415
		TOTAL RAILROAD TRANSPORTATION	1,692,415

REAL ESTATE - 0.92%
20	*	City Developments Ltd Wts	103
57,000		Sumitomo Realty & Development Co Ltd	1,574,879
225,000		Tokyo Tatemono Co Ltd	2,448,513

TIAA-CREF MUTUAL FUNDS - International Equity Fund

SHARES			VALUE
37,913		Westfield Group	$462,279
		TOTAL REAL ESTATE	4,485,774

SECURITY AND COMMODITY BROKERS - 0.51%
29,805		Macquarie Bank Ltd	1,374,609
79,500	*	Matsui Securities Co Ltd	1,099,619
		TOTAL SECURITY AND COMMODITY BROKERS	2,474,228

STONE, CLAY, AND GLASS PRODUCTS - 3.17%
152,874		Holcim Ltd (Regd)	12,142,420
125,000		NGK Insulators Ltd	1,831,723
397,000		Sumitomo Osaka Cement Co Ltd	1,443,453
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	15,417,596

TOBACCO PRODUCTS - 0.36%
495		Japan Tobacco, Inc	1,736,842
		TOTAL TOBACCO PRODUCTS	1,736,842

TRANSPORTATION EQUIPMENT - 10.54%
276,456		DaimlerChrysler AG. (Regd)	15,857,820
1,592,678	*	Fiat S.p.A.	20,044,741
11,300		Honda Motor Co Ltd	698,169
8,440		Hyundai Motor Co	709,667
161,426		Keppel Corp Ltd	1,376,683
248,000		Mazda Motor Corp	1,502,839
112,000		NHK Spring Co Ltd	1,414,357
205,000		NSK Ltd	1,775,659
9,800		Toyota Industries Corp	399,508
137,700		Toyota Motor Corp	7,504,119
		TOTAL TRANSPORTATION EQUIPMENT	51,283,562

TRUCKING AND WAREHOUSING - 3.31%
643,587		Deutsche Post AG. (Regd)	16,114,130
		TOTAL TRUCKING AND WAREHOUSING	16,114,130

WATER TRANSPORTATION - 0.15%
107,000		Mitsui OSK Lines Ltd	721,858
		TOTAL WATER TRANSPORTATION	721,858

WHOLESALE TRADE-DURABLE GOODS - 3.40%
2,547,187	*	Hagemeyer NV	12,853,932
36,500		Riso Kagaku Corp	668,192
149,000		Sumitomo Corp	2,116,480
23,877		Wesfarmers Ltd	593,849
12,734		Wolseley plc	312,321
		TOTAL WHOLESALE TRADE-DURABLE GOODS	16,544,774

WHOLESALE TRADE-NONDURABLE GOODS - 0.06%
16,534		Reliance Industries Ltd	295,082
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	295,082

		TOTAL COMMON STOCKS	488,801,543
		(Cost $419,761,394)

TIAA-CREF MUTUAL FUNDS - International Equity Fund

		VALUE
	TOTAL PORTFOLIO - 100.46%	$488,801,543
	(Cost $419,761,394)
	OTHER ASSETS & LIABILITIES, NET - (0.46%)	(2,233,563)

	NET ASSETS - 100.00%	$486,567,980

*	Non-income producing
v	Security valued at fair value

	ABBREVIATION:
	Regd - Registered
	Spon ADR - Sponsored American Depositary Receipt

	For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF MUTUAL FUNDS - International Equity Fund

TIAA-CREF MUTUAL FUNDS
INTERNATIONAL EQUITY FUND
SUMMARY OF MARKET VALUES BY COUNTRIES (Unaudited)
March 31, 2006
		% OF
	VALUE	MARKET VALUE

UNITED STATES OF AMERICA	$2,077,440	0.42

DOMESTIC	2,077,440	0.42

FOREIGN
AUSTRALIA	19,552,024	4.00
BRAZIL	1,816,180	0.37
FINLAND	19,593,912	4.01
FRANCE	35,538,159	7.27
GERMANY	105,276,224	21.54
HONG KONG	10,151,673	2.08
INDIA	5,207,132	1.07
ISRAEL	5,247,403	1.07
ITALY	33,051,204	6.76
JAPAN	115,227,804	23.57
NETHERLANDS	19,944,245	4.08
REPUBLIC OF KOREA	709,667	0.14
RUSSIA	2,879,014	0.59
SINGAPORE	2,765,918	0.57
SOUTH AFRICA	2,899,484	0.59
SPAIN	8,293,616	1.70
SWEDEN	321,818	0.07
SWITZERLAND	56,070,070	11.47
UNITED KINGDOM	42,178,556	8.63

TOTAL FOREIGN	486,724,103	99.58

TOTAL PORTFOLIO	$488,801,543	100.00

TIAA-CREF MUTUAL FUNDS - Growth Equity Fund

TIAA-CREF MUTUAL FUNDS
GROWTH EQUITY FUND
STATEMENT OF INVESTMENTS (Unaudited)
March 31, 2006
SHARES			VALUE

COMMON STOCKS - 99.71%

APPAREL AND OTHER TEXTILE PRODUCTS - 0.85%
78,469		Polo Ralph Lauren Corp	$4,756,006
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	4,756,006

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.38%
119,589		Lowe's Cos, Inc	7,706,315
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	7,706,315

BUSINESS SERVICES - 12.78%
263,379	*	Adobe Systems, Inc	9,197,195
82,586	*	Cognizant Technology Solutions Corp	4,913,041
241,210	*	eBay, Inc	9,421,663
155,719	*	Electronic Arts, Inc	8,520,944
23,000	*	F5 Networks, Inc	1,667,270
39,928	*	Google, Inc (Class A)	15,571,920
406,497		Microsoft Corp	11,060,783
80,200	*	Red Hat, Inc	2,243,996
124,675		SAP AG. (Spon ADR)	6,772,346
57,023	*	Yahoo!, Inc	1,839,562
		TOTAL BUSINESS SERVICES	71,208,720

CHEMICALS AND ALLIED PRODUCTS - 12.46%
151,732	*	Amgen, Inc	11,038,503
126,507		Eli Lilly & Co	6,995,837
67,144	*	Genentech, Inc	5,674,339
91,960	*	Genzyme Corp	6,181,551
76,891	*	Gilead Sciences, Inc	4,784,158
73,600	*	Keryx Biopharmaceuticals, Inc	1,406,496
53,706		Monsanto Co	4,551,584
207,977		Procter & Gamble Co	11,983,635
87,241	*	Sepracor, Inc	4,258,233
248,708		Teva Pharmaceutical Industries Ltd (Spon ADR)	10,241,795
47,753		Wyeth	2,316,976
		TOTAL CHEMICALS AND ALLIED PRODUCTS	69,433,107

COMMUNICATIONS - 4.30%
3,400	v*	Advanced Radio Telecom Corp	1
104,909		America Movil S.A. de C.V., Series L	3,594,182
157,500		AT&T, Inc	4,258,800
400	b,v*	Convergent Communications, Inc	0
15,300	v*	Global Telesystems, Inc	18
286,804		Sprint Nextel Corp	7,411,015
1,500	v*	Teligent, Inc (Class A)	2
191,702	*	Univision Communications, Inc (Class A)	6,607,968
53,675	*	Viacom, Inc	2,082,590
644	v*	Viatel, Inc	16
		TOTAL COMMUNICATIONS	23,954,592

EATING AND DRINKING PLACES - 0.52%
76,659	*	Starbucks Corp	2,885,445
		TOTAL EATING AND DRINKING PLACES	2,885,445

TIAA-CREF MUTUAL FUNDS - Growth Equity Fund

SHARES			VALUE
ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 15.30%
143,247	*	Broadcom Corp (Class A)	$6,182,541
121,540	*	Cisco Systems, Inc	2,633,772
93,307		Emerson Electric Co	7,803,264
401,680		General Electric Co	13,970,430
54,812		Harman International Industries, Inc	6,091,258
93,127	*	Marvell Technology Group Ltd	5,038,171
495,742		Motorola, Inc	11,357,449
105,129	*	Nvidia Corp	6,019,687
320,892		Qualcomm, Inc	16,240,344
306,161		Texas Instruments, Inc	9,941,048
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	85,277,964

ENGINEERING AND MANAGEMENT SERVICES - 1.53%
204,183		Paychex, Inc	8,506,264
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	8,506,264

FOOD AND KINDRED PRODUCTS - 3.87%
132,300		Altria Group, Inc	9,374,778
211,185		PepsiCo, Inc	12,204,381
		TOTAL FOOD AND KINDRED PRODUCTS	21,579,159

FURNITURE AND HOMEFURNISHINGS STORES - 1.21%
175,040	*	Bed Bath & Beyond, Inc	6,721,536
		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	6,721,536

GENERAL BUILDING CONTRACTORS - 0.00% **
700	v*	Mascotech (Escrow)	-
		TOTAL GENERAL BUILDING CONTRACTORS	-

GENERAL MERCHANDISE STORES - 2.22%
139,352		Target Corp	7,247,698
108,712		Wal-Mart Stores, Inc	5,135,555
		TOTAL GENERAL MERCHANDISE STORES	12,383,253

HEALTH SERVICES - 1.46%
165,323		Caremark Rx, Inc	8,130,585
		TOTAL HEALTH SERVICES	8,130,585

HOTELS AND OTHER LODGING PLACES - 1.12%
23,531	*	Las Vegas Sands Corp	1,333,266
72,246	*	Starwood Hotels & Resorts Worldwide, Inc	4,893,222
		TOTAL HOTELS AND OTHER LODGING PLACES	6,226,488

INDUSTRIAL MACHINERY AND EQUIPMENT - 6.38%
101,032	*	Apple Computer, Inc	6,336,727
314,083		Applied Materials, Inc	5,499,593
80,988		Caterpillar, Inc	5,815,748
6,700		Deere & Co	529,635
48,222	*	Dell, Inc	1,435,087
220,176	*	Juniper Networks, Inc	4,209,765
266,206	*	Network Appliance, Inc	9,591,402
40,189	*	Rackable Systems, Inc	2,123,989
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	35,541,946

TIAA-CREF MUTUAL FUNDS - Growth Equity Fund

SHARES			VALUE
INSTRUMENTS AND RELATED PRODUCTS - 5.31%
24,189		Alcon, Inc	$2,521,945
71,296		Johnson & Johnson	4,222,149
173,738		Medtronic, Inc	8,817,204
159,146	*	St. Jude Medical, Inc	6,524,986
110,740	*	Zimmer Holdings, Inc	7,486,024
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	29,572,308

INSURANCE CARRIERS - 4.14%
158,568		Aetna, Inc	7,792,032
57,553		Progressive Corp	6,000,476
119,552	*	WellPoint, Inc	9,256,911
		TOTAL INSURANCE CARRIERS	23,049,419

LEATHER AND LEATHER PRODUCTS - 0.64%
102,745	*	Coach, Inc	3,552,922
		TOTAL LEATHER AND LEATHER PRODUCTS	3,552,922

METAL MINING - 0.84%
96,651		Companhia Vale do Rio Doce (ADR)	4,690,473
		TOTAL METAL MINING	4,690,473

MISCELLANEOUS RETAIL - 1.83%
341,258		CVS Corp	10,193,376
		TOTAL MISCELLANEOUS RETAIL	10,193,376

MOTION PICTURES - 0.51%
102,002		Walt Disney Co	2,844,836
		TOTAL MOTION PICTURES	2,844,836

NONDEPOSITORY INSTITUTIONS - 2.90%
231,078		American Express Co	12,143,149
77,646		SLM Corp	4,032,933
		TOTAL NONDEPOSITORY INSTITUTIONS	16,176,082

OIL AND GAS EXTRACTION - 3.30%
24,880		Baker Hughes, Inc	1,701,792
90,981		Halliburton Co	6,643,433
70,841		Schlumberger Ltd	8,966,345
25,300		XTO Energy, Inc	1,102,321
		TOTAL OIL AND GAS EXTRACTION	18,413,891

PETROLEUM AND COAL PRODUCTS - 0.80%
61,841		EOG Resources, Inc	4,452,552
		TOTAL PETROLEUM AND COAL PRODUCTS	4,452,552

PRIMARY METAL INDUSTRIES - 2.24%
463,732	*	Corning, Inc	12,479,028
		TOTAL PRIMARY METAL INDUSTRIES	12,479,028

SECURITY AND COMMODITY BROKERS - 5.36%
552,229		Charles Schwab Corp	9,503,861
10,151		Chicago Mercantile Exchange Holdings, Inc	4,542,573
168,763	*	E*Trade Financial Corp	4,553,226
54,269		Goldman Sachs Group, Inc	8,518,062
132,548		TD Ameritrade Holding Corp	2,766,277
		TOTAL SECURITY AND COMMODITY BROKERS	29,883,999

TIAA-CREF MUTUAL FUNDS - Growth Equity Fund

SHARES			VALUE

TRANSPORTATION BY AIR - 0.49%
151,299		Southwest Airlines Co	$2,721,869
		TOTAL TRANSPORTATION BY AIR	2,721,869

TRANSPORTATION EQUIPMENT - 3.65%
116,073		Boeing Co	9,045,569
195,006		United Technologies Corp	11,304,498
		TOTAL TRANSPORTATION EQUIPMENT	20,350,067

TRANSPORTATION SERVICES - 0.21%
23,500		CH Robinson Worldwide, Inc	1,153,615
		TOTAL TRANSPORTATION SERVICES	1,153,615

TRUCKING AND WAREHOUSING - 1.56%
109,223		United Parcel Service, Inc (Class B)	8,670,122
		TOTAL TRUCKING AND WAREHOUSING	8,670,122

WHOLESALE TRADE-DURABLE GOODS - 0.44%
53,100	*	Advanced Medical Optics, Inc	2,476,583
		TOTAL WHOLESALE TRADE-DURABLE GOODS	2,476,583

WHOLESALE TRADE-NONDURABLE GOODS - 0.11%
7,234		Nike, Inc (Class B)	615,613
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	615,613

		TOTAL COMMON STOCKS
		(Cost $486,667,302)	555,608,135

		TOTAL PORTFOLIO - 99.71%
		(Cost $486,667,302)	555,608,135
		OTHER ASSETS & LIABILITIES, NET - 0.29%	1,590,604

		NET ASSETS - 100.00%	$557,198,739

*	Non-income producing
**	Percentage represents less than 0.01%.
b	In bankruptcy
v	Security valued at fair value.

ABBREVIATION:
Spon ADR - Sponsored American Depository Receipt

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF MUTUAL FUNDS - Growth & Income Fund

TIAA-CREF MUTUAL FUNDS
GROWTH & INCOME FUND
STATEMENT OF INVESTMENTS (Unaudited)
March 31, 2006

SHARES			VALUE

COMMON STOCKS - 99.84%

AMUSEMENT AND RECREATION SERVICES - 0.12%
89,691	*	GameLoft	$619,761
		TOTAL AMUSEMENT AND RECREATION SERVICES	619,761

APPAREL AND ACCESSORY STORES - 0.57%
22,691		Abercrombie & Fitch Co (Class A)	1,322,885
44,009		Nordstrom, Inc	1,724,273
		TOTAL APPAREL AND ACCESSORY STORES	3,047,158

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.52%
65,145		Home Depot, Inc	2,755,634
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	2,755,634

BUSINESS SERVICES - 5.94%
70,448	*	Adobe Systems, Inc	2,460,044
107,750		Automatic Data Processing, Inc	4,922,020
122,727	*	BEA Systems, Inc	1,611,406
94,108	*	eBay, Inc	3,675,858
7,534	*	Google, Inc (Class A)	2,938,260
338,676		Microsoft Corp	9,215,374
56,808		SAP AG. (Spon ADR)	3,085,811
112,316	*	Yahoo!, Inc	3,623,314
		TOTAL BUSINESS SERVICES	31,532,087

CHEMICALS AND ALLIED PRODUCTS - 13.90%
56,259		Air Products & Chemicals, Inc	3,780,042
27,800		Akzo Nobel NV	1,473,190
45,388	*	Amgen, Inc	3,301,977
46,971		Colgate-Palmolive Co	2,682,044
43,852		Cytec Industries, Inc	2,631,559
52,830		Eli Lilly & Co	2,921,499
62,750	*	Gilead Sciences, Inc	3,904,305
60,693	*	Hospira, Inc	2,394,946
80,000	*	Keryx Biopharmaceuticals, Inc	1,528,800
98,574		Merck & Co, Inc	3,472,762
57,321		Monsanto Co	4,857,955
85,741		Novartis AG. (ADR)	4,753,481
100,984	*	PDL BioPharma, Inc	3,312,275
346,147		Pfizer, Inc	8,625,983
153,565		Procter & Gamble Co	8,848,415
15,943		Roche Holding AG. (Genusscheine)	2,367,935
176,096		Schering-Plough Corp	3,344,063
98,705		Teva Pharmaceutical Industries Ltd (Spon ADR)	4,064,672
3,974	*	Tronox, Inc	67,518
112,958		Wyeth	5,480,722
		TOTAL CHEMICALS AND ALLIED PRODUCTS	73,814,143

TIAA-CREF MUTUAL FUNDS - Growth & Income Fund

SHARES			VALUE
COMMUNICATIONS - 3.17%
91,667		America Movil S.A. de C.V., Series L	$3,140,511
81,581		AT&T, Inc	2,205,950
83,241		BellSouth Corp	2,884,301
119,540	*	Comcast Corp (Class A)	3,127,166
42,151		SES Global S.A.	670,259
186,464		Sprint Nextel Corp	4,818,230
		TOTAL COMMUNICATIONS	16,846,417

DEPOSITORY INSTITUTIONS - 8.54%
207,932		Bank of America Corp	9,469,223
192,716		Citigroup, Inc	9,101,977
212,389		JPMorgan Chase & Co	8,843,878
105,678		Northern Trust Corp	5,548,095
58,094		PNC Financial Services Group, Inc	3,910,307
172,865		US Bancorp	5,272,383
50,474		Wells Fargo & Co	3,223,774
		TOTAL DEPOSITORY INSTITUTIONS	45,369,637

EATING AND DRINKING PLACES - 0.61%
7,401	*	Chipotle Mexican Grill, Inc	409,941
75,350	*	Starbucks Corp	2,836,174
		TOTAL EATING AND DRINKING PLACES	3,246,115

ELECTRIC, GAS, AND SANITARY SERVICES - 2.33%
134,129	*	Allegheny Energy, Inc	4,540,267
117,903		DPL, Inc	3,183,381
88,297		Exelon Corp	4,670,911
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	12,394,559

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 12.44%
77,905	*	Broadcom Corp (Class A)	3,362,380
425,245	*	Cisco Systems, Inc	9,215,059
44,295	*	Comverse Technology, Inc	1,042,261
54,216		Emerson Electric Co	4,534,084
30,197		Gamesa Corp Tecnologica S.A.	579,936
466,831		General Electric Co	16,236,382
167,069		Honeywell International, Inc	7,145,541
171,274		Intel Corp	3,314,152
80,249		Intersil Corp (Class A)	2,320,801
525,211	*	JDS Uniphase Corp	2,190,130
123,098		Motorola, Inc	2,820,175
69,449		Nokia Oyj (Spon ADR)	1,438,983
56,371	*	Nvidia Corp	3,227,803
150,952		Qualcomm, Inc	7,639,681
21,600		Sony Corp	997,712
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	66,065,080

FOOD AND KINDRED PRODUCTS - 6.52%
268,070		Altria Group, Inc	18,995,440
79,284		Archer Daniels Midland Co	2,667,907
121,889		Diageo plc	1,916,547
7,281		Nestle S.A. (Regd)	2,156,137
153,521		PepsiCo, Inc	8,871,979
		TOTAL FOOD AND KINDRED PRODUCTS	34,608,010

TIAA-CREF MUTUAL FUNDS - Growth & Income Fund

SHARES			VALUE
FOOD STORES - 0.51%
132,432		Kroger Co	$2,696,316
		TOTAL FOOD STORES	2,696,316

FURNITURE AND HOMEFURNISHINGS STORES - 1.99%
118,940	*	Bed Bath & Beyond, Inc	4,567,296
88,020		Best Buy Co, Inc	4,922,959
92,868		Pier 1 Imports, Inc	1,078,197
		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	10,568,452

GENERAL MERCHANDISE STORES - 1.91%
72,809		Target Corp	3,786,796
134,751		Wal-Mart Stores, Inc	6,365,637
		TOTAL GENERAL MERCHANDISE STORES	10,152,433

HEALTH SERVICES - 1.84%
107,028	*	Coventry Health Care, Inc	5,777,371
69,346	*	Medco Health Solutions, Inc	3,967,978
		TOTAL HEALTH SERVICES	9,745,349

HOLDING AND OTHER INVESTMENT OFFICES - 0.58%
110,622		iShares MSCI Japan Index Fund	1,592,957
11,400		SPDR Trust Series 1	1,480,062
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	3,073,019

HOTELS AND OTHER LODGING PLACES - 0.34%
36,226		Boyd Gaming Corp	1,809,126
		TOTAL HOTELS AND OTHER LODGING PLACES	1,809,126

INDUSTRIAL MACHINERY AND EQUIPMENT - 4.74%
38,216		3M Co	2,892,569
71,097	*	Apple Computer, Inc	4,459,204
72,654	*	Electronics for Imaging, Inc	2,032,132
78,560	*	EMC Corp	1,070,773
247,367		Hewlett-Packard Co	8,138,374
60,552		International Business Machines Corp	4,993,723
59,887		Seagate Technology	1,576,825
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	25,163,600

INSTRUMENTS AND RELATED PRODUCTS - 1.97%
34,168	*	Advanced Medical Optics, Inc	1,593,596
203,622	*	Boston Scientific Corp	4,693,487
45,051		Kla-Tencor Corp	2,178,666
56,549		Tektronix, Inc	2,019,365
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	10,485,114

INSURANCE CARRIERS - 6.07%
94,566		ACE Ltd	4,918,378
112,825		Aflac, Inc	5,091,792
187,516		American International Group, Inc	12,392,932
65,584		Assurant, Inc	3,230,012
36,483		Chubb Corp	3,481,938
23,987		Cigna Corp	3,133,182
		TOTAL INSURANCE CARRIERS	32,248,234

TIAA-CREF MUTUAL FUNDS - Growth & Income Fund

SHARES			VALUE
METAL MINING - 1.36%
29,733		Companhia Vale do Rio Doce (ADR)	$1,442,943
39,469	*	Inco Ltd	1,969,108
28,648		Phelps Dodge Corp	2,307,023
23,600		Teck Cominco Ltd (Class B)	1,520,062
		TOTAL METAL MINING	7,239,136

MISCELLANEOUS RETAIL - 0.31%
55,056		CVS Corp	1,644,523
		TOTAL MISCELLANEOUS RETAIL	1,644,523

MOTION PICTURES - 1.05%
176,043		News Corp (Class A)	2,924,074
41,603	*	Pixar	2,668,416
		TOTAL MOTION PICTURES	5,592,490

NONDEPOSITORY INSTITUTIONS - 3.30%
144,301		American Express Co	7,583,018
91,703		Fannie Mae	4,713,534
100,305		SLM Corp	5,209,842
		TOTAL NONDEPOSITORY INSTITUTIONS	17,506,394

OIL AND GAS EXTRACTION - 3.20%
58,791	*	Cooper Cameron Corp	2,591,507
59,949		Halliburton Co	4,377,476
45,742		Schlumberger Ltd	5,789,565
52,705	*	Transocean, Inc	4,232,212
		TOTAL OIL AND GAS EXTRACTION	16,990,760

PETROLEUM AND COAL PRODUCTS - 6.29%
44,046		EOG Resources, Inc	3,171,312
252,611		Exxon Mobil Corp	15,373,906
19,709		Kerr-McGee Corp	1,881,815
64,178		Marathon Oil Corp	4,888,438
87,088		Occidental Petroleum Corp	8,068,703
		TOTAL PETROLEUM AND COAL PRODUCTS	33,384,174

PRINTING AND PUBLISHING - 0.25%
44,288	*	VistaPrint Ltd	1,321,997
		TOTAL PRINTING AND PUBLISHING	1,321,997

RAILROAD TRANSPORTATION - 0.55%
54,303		Norfolk Southern Corp	2,936,163
		TOTAL RAILROAD TRANSPORTATION	2,936,163

SECURITY AND COMMODITY BROKERS - 3.35%
22,808	*	IntercontinentalExchange, Inc	1,574,893
78,353		Lazard Ltd	3,467,120
16,804		Legg Mason, Inc	2,106,045
29,377		Lehman Brothers Holdings, Inc	4,245,858
101,754		Morgan Stanley	6,392,186
		TOTAL SECURITY AND COMMODITY BROKERS	17,786,102

TIAA-CREF MUTUAL FUNDS - Growth & Income Fund

SHARES			VALUE
TRANSPORTATION BY AIR - 0.48%
94,143	*	AMR Corp	$2,546,568
		TOTAL TRANSPORTATION BY AIR	2,546,568

TRANSPORTATION EQUIPMENT - 3.76%
41,056	*	Alstom RGPT	3,438,127
66,014		Boeing Co	5,144,471
88,505		Northrop Grumman Corp	6,044,006
91,863		United Technologies Corp	5,325,298
		TOTAL TRANSPORTATION EQUIPMENT	19,951,902

TRANSPORTATION SERVICES - 0.30%
50,599		UTI Worldwide, Inc	1,598,928
		TOTAL TRANSPORTATION SERVICES	1,598,928

WHOLESALE TRADE-NONDURABLE GOODS - 1.03%
52,003		Cardinal Health, Inc	3,875,264
45,608	*	United Natural Foods, Inc	1,594,912
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	5,470,176

		TOTAL COMMON STOCKS	530,209,557
		(Cost $470,801,025)

		TOTAL PORTFOLIO - 99.84%	530,209,557
		(Cost $470,801,025)

		OTHER ASSETS & LIABILITIES, NET - 0.16%	867,494

		NET ASSETS - 100.00%	$531,077,051

	*	Non-income producing

		ABBREVIATION:
		Spon ADR - Sponsored American Depositary Receipt

		For ease of presentation,we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

TIAA-CREF MUTUAL FUNDS
STATEMENT OF INVESTMENTS (Unaudited)
EQUITY INDEX FUND
March 31, 2006

SHARES			VALUE

COMMON STOCKS - 99.83%

AGRICULTURAL PRODUCTION-CROPS - 0.00%**
991		Chiquita Brands International, Inc	$16,619
		TOTAL AGRICULTURAL PRODUCTION-CROPS	16,619

AMUSEMENT AND RECREATION SERVICES - 0.23%
1,525	*	Bally Technologies, Inc	25,910
273		Churchill Downs, Inc	10,461
285		Dover Downs Gaming & Entertainment, Inc	6,204
102		Dover Motorsports, Inc	560
4,816		Harrah's Entertainment, Inc	375,455
879		International Speedway Corp (Class A)	44,741
992	*	Leapfrog Enterprises, Inc	10,535
611	*	Life Time Fitness, Inc	28,625
1,805	*	Live Nation, Inc	35,811
1,100	*	Magna Entertainment Corp (Class A)	7,469
1,895	*	Marvel Entertainment, Inc	38,127
1,000	*	MTR Gaming Group, Inc	10,300
570	*	Multimedia Games, Inc	8,482
1,802	*	Penn National Gaming, Inc	76,008
888	*	Pinnacle Entertainment, Inc	25,015
300	*	Riviera Holdings Corp	5,055
2,074	*	Six Flags, Inc	21,113
487		Speedway Motorsports, Inc	18,608
1,947		Westwood One, Inc	21,495
1,247	*	Wynn Resorts Ltd	95,832
		TOTAL AMUSEMENT AND RECREATION SERVICES	865,806

APPAREL AND ACCESSORY STORES - 0.68%
2,305		Abercrombie & Fitch Co (Class A)	134,382
1,561	*	Aeropostale, Inc	47,080
3,034		American Eagle Outfitters, Inc	90,595
1,968	*	AnnTaylor Stores Corp	72,403
100		Buckle, Inc	4,095
444		Burlington Coat Factory Warehouse Corp	20,180
269	*	Cache, Inc	4,933
792	*	Casual Male Retail Group, Inc	7,714
685		Cato Corp (Class A)	16,344
327	*	Charlotte Russe Holding, Inc	6,998
3,171	*	Charming Shoppes, Inc	47,153
4,872	*	Chico's FAS, Inc	197,998
500	*	Children's Place Retail Stores, Inc	28,950
933		Christopher & Banks Corp	21,655
2,312		Claire's Stores, Inc	83,949
58		DEB Shops, Inc	1,723
618	*	Dress Barn, Inc	29,633
1,089		Finish Line, Inc (Class A)	17,914
4,196		Foot Locker, Inc	100,200
14,925		Gap, Inc	278,799

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE
646	*	Genesco, Inc	$25,123
420	*	Guess ?, Inc	16,426
1,169	*	HOT Topic, Inc	16,951
550	*	Jill (J.) Group, Inc	13,151
455	*	Jo-Ann Stores, Inc	6,124
8,071	*	Kohl's Corp	427,844
9,011		Limited Brands, Inc	220,409
1,344		Men's Wearhouse, Inc	48,303
344	*	New York & Co, Inc	5,139
5,806		Nordstrom, Inc	227,479
2,109	*	Pacific Sunwear Of California, Inc	46,735
1,721	*	Payless Shoesource, Inc	39,394
3,966		Ross Stores, Inc	115,768
107	*	Shoe Carnival, Inc	2,673
709		Stage Stores, Inc	21,093
556		Stein Mart, Inc	9,686
400		Syms Corp	6,000
646		Talbots, Inc	17,358
1,096	*	The Wet Seal, Inc	7,288
963	*	Too, Inc	33,079
2,640	*	Urban Outfitters, Inc	64,786
900	*	Wilsons The Leather Experts, Inc	3,510
		TOTAL APPAREL AND ACCESSORY STORES	2,587,017

APPAREL AND OTHER TEXTILE PRODUCTS - 0.23%
370		Bebe Stores, Inc	6,815
481	*	Carter's, Inc	32,463
3,588		Cintas Corp	152,921
371	*	Columbia Sportswear Co	19,785
910	*	Gymboree Corp	23,696
644	*	Hartmarx Corp	5,738
3,114		Jones Apparel Group, Inc	110,142
527	*	JOS A Bank Clothiers, Inc	25,270
705		Kellwood Co	22,130
2,845		Liz Claiborne, Inc	116,588
310		Oxford Industries, Inc	15,850
377	*	Perry Ellis International, Inc	8,532
685		Phillips-Van Heusen Corp	26,174
1,441		Polo Ralph Lauren Corp	87,339
2,914	*	Quiksilver, Inc	40,388
707		Russell Corp	9,757
241		Unifirst Corp	8,006
2,313		VF Corp	131,610
1,206	*	Warnaco Group, Inc	28,944
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	872,148

AUTO REPAIR, SERVICES AND PARKING - 0.05%
262	*	Amerco, Inc	25,930
248		Bandag, Inc	10,384
346		Central Parking Corp	5,536
654	*	Dollar Thrifty Automotive Group, Inc	29,692
730	*	Midas, Inc	15,965
109		Monro Muffler, Inc	4,048
1,367	*	PHH Corp	36,499
547	*	Rush Enterprises, Inc (Class A)	9,616
1,748		Ryder System, Inc	78,275
		TOTAL AUTO REPAIR, SERVICES AND PARKING	215,945

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE
AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.19%
2,751		Advance Auto Parts	$114,552
163	*	America's Car-Mart, Inc	3,505
500	*	Asbury Automotive Group, Inc	9,860
4,627	*	Autonation, Inc	99,712
1,473	*	Autozone, Inc	146,843
2,864	*	Carmax, Inc	93,596
1,499		Casey's General Stores, Inc	34,282
892	*	CSK Auto Corp	12,372
457		Group 1 Automotive, Inc	21,726
500		Lithia Motors, Inc (Class A)	17,350
328	*	MarineMax, Inc	10,995
2,456	*	O'Reilly Automotive, Inc	89,791
760		Sonic Automotive, Inc	21,098
701		United Auto Group, Inc	30,143
441	*	West Marine, Inc	6,619
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	712,444

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.04%
728		Building Material Holding Corp	25,946
395	*	Central Garden & Pet Co	20,990
3,226		Fastenal Co	152,719
56,255		Home Depot, Inc	2,379,587
20,179		Lowe's Cos, Inc	1,300,335
932	*	Tractor Supply Co	61,829
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	3,941,406

BUSINESS SERVICES - 7.18%
825		Aaron Rents, Inc	22,415
1,217		ABM Industries, Inc	23,330
6,506	*	Activision, Inc	89,718
2,285		Acxiom Corp	59,044
462		Administaff, Inc	25,114
15,456	*	Adobe Systems, Inc	539,724
794	*	Advent Software, Inc	22,565
839		Advo, Inc	26,848
3,062	*	Affiliated Computer Services, Inc (Class A)	182,679
800	*	Agile Software Corp	6,104
3,320	*	Akamai Technologies, Inc	109,195
2,116	*	Alliance Data Systems Corp	98,965
585	*	Altiris, Inc	12,876
400	*	American Reprographics Co	13,876
1,300	*	AMICAS, Inc	6,136
791	*	AMN Healthcare Services, Inc	14,808
174	*	Ansoft Corp	7,254
786	*	Ansys, Inc	42,562
705	*	Anteon International Corp	38,465
1,934	*	Applera Corp (Celera Genomics Group)	22,608
1,585	*	Applied Digital Solutions, Inc	4,597
1,700	*	aQuantive, Inc	40,018
900	*	Arbinet-thexchange, Inc	6,624
1,822	*	Ariba, Inc	17,819
798	*	AsiaInfo Holdings, Inc	3,990
695	*	Aspen Technology, Inc	8,792
236	*	Asset Acceptance Capital Corp	4,595
1,169	*	Autobytel, Inc	5,635

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE
6,083	*	Autodesk, Inc	$234,317
15,200		Automatic Data Processing, Inc	694,336
9,935	*	BEA Systems, Inc	130,447
4,932	*	BearingPoint, Inc	41,873
472		Black Box Corp	22,680
480	*	Blackboard, Inc	13,637
6,121	*	BMC Software, Inc	132,581
2,400	*	Borland Software Corp	12,960
350	*	Bottomline Technologies, Inc	4,806
12,238		CA, Inc	332,996
888	*	CACI International, Inc (Class A)	58,386
7,517	*	Cadence Design Systems, Inc	138,989
1,368		Catalina Marketing Corp	31,601
462		CDI Corp	13,292
27,791		Cendant Corp	482,174
1,742	*	Cerner Corp	82,658
2,240	*	Checkfree Corp	113,120
1,170	*	Ciber, Inc	7,465
4,657	*	Citrix Systems, Inc	176,500
900	*	Clear Channel Outdoor Holdings, Inc	21,105
300	*	Click Commerce, Inc	7,182
9,912	*	CMGI, Inc	14,670
3,399	*	CNET Networks, Inc	48,300
500	*	Cogent, Inc	9,170
3,527	*	Cognizant Technology Solutions Corp	209,821
167		Computer Programs & Systems, Inc	8,350
4,981	*	Computer Sciences Corp	276,695
10,571	*	Compuware Corp	82,771
615	*	Concur Technologies, Inc	11,396
3,438	*	Convergys Corp	62,606
485	*	CoStar Group, Inc	25,167
565	*	Covansys Corp	9,712
941	*	Cross Country Healthcare, Inc	18,218
1,559	*	CSG Systems International, Inc	36,262
769	*	Cybersource Corp	8,582
1,276		Deluxe Corp	33,393
1,104	*	Dendrite International, Inc	15,070
988	*	Digital Insight Corp	35,963
1,739	*	DST Systems, Inc	100,758
3,901	*	Earthlink, Inc	37,255
28,589	*	eBay, Inc	1,116,686
774	*	Eclipsys Corp	18,274
313	*	eCollege.com, Inc	5,897
1,052	*	eFunds Corp	27,184
154	*	Electro Rent Corp	2,618
8,023	*	Electronic Arts, Inc	439,019
13,525		Electronic Data Systems Corp	362,876
367	*	Emageon, Inc	6,235
7,536	*	Emdeon Corp	81,389
1,790	*	Entrust, Inc	8,055
1,073	*	Epicor Software Corp	14,410
350	*	EPIQ Systems, Inc	6,650
3,383		Equifax, Inc	125,983
403	*	Equinix, Inc	25,881
1,615	*	eResearch Technology, Inc	23,240
632	*	eSpeed, Inc (Class A)	5,037
900	*	F5 Networks, Inc	65,241

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE
802		Factset Research Systems, Inc	$35,569
1,771		Fair Isaac Corp	70,167
4,382		Fidelity National Information Services, Inc	177,690
1,189	*	Filenet Corp	32,127
20,388		First Data Corp	954,566
4,769	*	Fiserv, Inc	202,921
1,270	*	Getty Images, Inc	95,098
1,764		Global Payments, Inc	93,510
4,315	*	Google, Inc (Class A)	1,682,850
3,168		GTECH Holdings Corp	107,870
1,141	*	Harris Interactive, Inc	6,412
1,603		Harte-Hanks, Inc	43,842
509		Healthcare Services Group	10,872
472	*	Heidrick & Struggles International, Inc	17,124
4,082	*	Homestore, Inc	26,778
560	*	Hudson Highland Group, Inc	10,606
1,681	*	Hyperion Solutions Corp	54,801
2,086	*	Identix, Inc	16,605
900	*	iGate Corp	5,310
250	*	IHS, Inc	6,838
1,684	*	Incyte Corp	10,138
442	*	Infocrossing, Inc	5,326
2,278	*	Informatica Corp	35,423
899	*	Infospace, Inc	25,127
814		infoUSA, Inc	10,566
270		Integral Systems, Inc	7,287
718	*	Intergraph Corp	29,912
1,072	*	Internet Capital Group, Inc	10,098
1,031	*	Internet Security Systems, Inc	24,723
11,049	*	Interpublic Group of Cos, Inc	105,628
400	*	Intervideo, Inc	4,344
1,025	*	Interwoven, Inc	9,215
388	*	Intrado, Inc	10,080
4,218	*	Intuit, Inc	224,355
1,244	*	Ipass, Inc	9,964
295	*	iPayment, Inc	12,641
2,919	*	Iron Mountain, Inc	118,920
1,469	*	iVillage, Inc	12,354
1,902		Jack Henry & Associates, Inc	43,499
844	*	JDA Software Group, Inc	12,187
710	*	Jupitermedia Corp	12,766
651	*	Kanbay International, Inc	9,934
1,702	*	Keane, Inc	26,807
567		Kelly Services, Inc (Class A)	15,405
700	*	Keynote Systems, Inc	8,008
719	*	Kforce, Inc	9,167
1,251	*	Kinetic Concepts, Inc	51,504
983	*	Korn/Ferry International	20,043
774	*	Kronos, Inc	28,940
1,234	*	Labor Ready, Inc	29,554
2,180	*	Lamar Advertising Co	114,712
1,500	*	Lawson Software, Inc	11,505
1,312	*	Lionbridge Technologies	10,378
693	*	Magma Design Automation, Inc	5,994
1,900	*	Majesco Entertainment Co	2,622
840	*	Manhattan Associates, Inc	18,480
2,354		Manpower, Inc	134,602

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE
498	*	Mantech International Corp (Class A)	$16,544
569	*	Mapinfo Corp	7,977
508	*	Marchex, Inc	10,922
1,155	*	Matrixone, Inc	8,270
4,235	*	McAfee, Inc	103,038
532		McGrath RentCorp	15,992
1,742	*	Mentor Graphics Corp	19,249
597	*	Mercury Computer Systems, Inc	9,671
309	*	Merge Technologies, Inc	4,935
987	*	Micros Systems, Inc	45,471
241,792		Microsoft Corp	6,579,160
425	*	MicroStrategy, Inc	44,748
1,053	*	Midway Games, Inc	9,709
2,786	*	Monster Worldwide, Inc	138,910
6,605		Moody's Corp	471,993
225	*	Morningstar, Inc	10,073
900	*	Motive, Inc	3,510
3,085	*	MPS Group, Inc	47,201
704	*	MRO Software, Inc	11,236
1,411		National Instruments Corp	46,027
2,287	*	NAVTEQ Corp	115,837
645	*	NCO Group, Inc	15,319
4,998	*	NCR Corp	208,866
700	*	Ness Technologies, Inc	8,813
1,440	*	NetIQ Corp	16,056
668	*	Netscout Systems, Inc	6,079
1,600	*	NIC, Inc	9,808
10,182	*	Novell, Inc	78,198
3,405	*	Nuance Communications, Inc	40,213
4,776		Omnicom Group, Inc	397,602
548	*	Online Resources Corp	7,124
335	*	Open Solutions, Inc	9,149
2,142	*	Openwave Systems, Inc	46,224
1,284	*	Opsware, Inc	11,004
102,628	*	Oracle Corp	1,404,977
800	*	Packeteer, Inc	9,280
3,158	*	Parametric Technology Corp	51,570
388	*	PDF Solutions, Inc	7,341
666	*	Pegasus Solutions, Inc	6,267
2,293	*	Perot Systems Corp (Class A)	35,679
800	*	Phase Forward, Inc	8,912
628	*	Phoenix Technologies Ltd	4,258
391	*	Portalplayer, Inc	8,692
300	*	Portfolio Recovery Associates, Inc	14,049
296	*	PRA International	7,338
719	*	Priceline.com, Inc	17,860
972	*	Progress Software Corp	28,275
590	*	ProQuest Co	12,620
361		QAD, Inc	2,700
352		Quality Systems, Inc	11,651
1,385	*	Quest Software, Inc	23,130
583	*	Radiant Systems, Inc	7,882
3,043	*	RealNetworks, Inc	25,105
4,612	*	Red Hat, Inc	129,044
879	*	Redback Networks, Inc	19,066
200		Renaissance Learning, Inc	3,600
1,910	*	Rent-A-Center, Inc	48,877

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE
663	*	Rent-Way, Inc	$4,780
1,679		Reynolds & Reynolds Co (Class A)	47,684
400	*	RightNow Technologies, Inc	6,348
4,578		Robert Half International, Inc	176,757
969		Rollins, Inc	19,613
1,554	*	RSA Security, Inc	27,879
2,656	*	S1 Corp	13,386
3,423		Sabre Holdings Corp	80,543
1,782	*	Salesforce.com, Inc	64,740
1,800	*	Sapient Corp	13,734
500	*	Seachange International, Inc	3,885
995	*	Secure Computing Corp	11,482
7,580		ServiceMaster Co	99,450
141	*	SI International, Inc	4,956
500	*	Sohu.com, Inc	13,345
491	*	Sonic Solutions, Inc	8,892
6,480	*	Sonus Networks, Inc	35,510
1,300	*	Sotheby's Holdings, Inc (Class A)	37,752
409	*	Sourcecorp	9,861
1,706	*	Spherion Corp	17,742
330	*	SPSS, Inc	10,448
762	*	SRA International, Inc (Class A)	28,750
227		Startek, Inc	5,348
472		Stellent, Inc	5,598
89,241	*	Sun Microsystems, Inc	457,806
1,022	*	SupportSoft, Inc	4,527
2,587	*	Sybase, Inc	54,637
984	*	SYKES Enterprises, Inc	13,953
28,208	*	Symantec Corp	474,741
449	*	Syniverse Holdings, Inc	7,094
4,066	*	Synopsys, Inc	90,875
77		Syntel, Inc	1,457
2,005	*	Take-Two Interactive Software, Inc	37,413
1,044	*	TeleTech Holdings, Inc	11,599
900	*	Terremark Worldwide, Inc	7,650
1,866	*	THQ, Inc	48,311
5,605	*	TIBCO Software, Inc	46,858
1,127		Total System Services, Inc	22,450
1,113	*	Transaction Systems Architects, Inc	34,737
200	*	Travelzoo, Inc	3,916
1,400	*	Trizetto Group, Inc	24,626
1,740	*	Tyler Technologies, Inc	19,140
100	*	Ulticom, Inc	1,075
431	*	Ultimate Software Group, Inc	11,141
9,103	*	Unisys Corp	62,720
1,499		United Online, Inc	19,277
1,750	*	United Rentals, Inc	60,375
516	*	Universal Compression Holdings, Inc	26,146
1,194	*	Valassis Communications, Inc	35,068
2,227	*	Valueclick, Inc	37,681
223	*	Verint Systems, Inc	7,888
6,834	*	VeriSign, Inc	163,948
190	*	Vertrue, Inc	7,942
657		Viad Corp	22,522
687	*	Vignette Corp	10,133
257	*	Viisage Technology, Inc	4,500
400	*	Vital Images, Inc	13,632

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE
131	*	Volt Information Sciences, Inc	$4,003
14,908		Waste Management, Inc	526,252
713	*	WebEx Communications, Inc	24,007
129	*	WebMD Health Corp	5,372
1,434	*	webMethods, Inc	12,074
1,200	*	Websense, Inc	33,096
400	*	WebSideStory, Inc	6,876
20		Wesco Financial Corp	7,980
535	*	West Corp	23,893
2,000	*	Wind River Systems, Inc	24,900
578	*	Witness Systems, Inc	14,681
31,755	*	Yahoo!, Inc	1,024,416
		TOTAL BUSINESS SERVICES	27,237,031

CHEMICALS AND ALLIED PRODUCTS - 9.64%
4,616	*	Aastrom Biosciences, Inc	9,370
40,411		Abbott Laboratories	1,716,255
2,326	*	Abgenix, Inc	52,335
605	*	Acadia Pharmaceuticals, Inc	9,668
300	*	Adams Respiratory Therapeutics, Inc	11,931
1,486	*	Adolor Corp	35,367
6,001		Air Products & Chemicals, Inc	403,207
948		Albemarle Corp	42,992
618	*	Alexion Pharmaceuticals, Inc	21,890
2,524	*	Alkermes, Inc	55,654
3,874		Allergan, Inc	420,329
1,204		Alpharma, Inc (Class A)	32,291
600	*	American Pharmaceutical Partners, Inc	17,094
272		American Vanguard Corp	8,310
32,263	*	Amgen, Inc	2,347,133
2,956	*	Amylin Pharmaceuticals, Inc	144,696
600	*	Antigenics, Inc	1,644
530		Arch Chemicals, Inc	16,112
1,473	*	Ariad Pharmaceuticals, Inc	9,692
900	*	Arqule, Inc	5,166
941	*	Atherogenics, Inc	15,357
973	*	ATMI, Inc	29,385
710	*	AVANIR Pharmaceuticals	10,380
2,756		Avery Dennison Corp	161,171
12,438		Avon Products, Inc	387,692
303		Balchem Corp	6,990
2,689	*	Barr Pharmaceuticals, Inc	169,353
700	*	Barrier Therapeutics, Inc	6,776
345	*	Bentley Pharmaceuticals, Inc	4,537
1,246	*	Bioenvision, Inc	8,884
9,068	*	Biogen Idec, Inc	427,103
2,402	*	BioMarin Pharmaceuticals, Inc	32,235
365	*	Biosite, Inc	18,954
50,930		Bristol-Myers Squibb Co	1,253,387
1,771		Cabot Corp	60,196
634	*	Cabot Microelectronics Corp	23,521
828		Calgon Carbon Corp	5,092
463		Cambrex Corp	9,047
700	*	Caraco Pharmaceutical Laboratories Ltd	9,100
1,100		Celanese Corp (Series A)	23,067
8,780	*	Celgene Corp	388,252
922	*	Cell Genesys, Inc	7,358

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE
1,418	*	Cell Therapeutics, Inc	$2,708
1,633	*	Cephalon, Inc	98,388
800		CF Industries Holdings, Inc	13,592
380	*	Chattem, Inc	14,307
5,934		Chemtura Corp	69,903
2,892	*	Chiron Corp	132,483
1,719		Church & Dwight Co, Inc	63,465
3,940		Clorox Co	235,809
13,633		Colgate-Palmolive Co	778,444
900	*	Connetics Corp	15,237
500	*	Cotherix, Inc	4,570
1,133	*	Cubist Pharmaceuticals, Inc	26,025
2,253	*	CuraGen Corp	11,288
1,167	*	Curis, Inc	2,777
827	*	Cypress Bioscience, Inc	5,210
1,142		Cytec Industries, Inc	68,531
2,200		Dade Behring Holdings, Inc	78,562
1,627	*	Dendreon Corp	7,663
584		Diagnostic Products Corp	27,816
395	*	Digene Corp	15,445
2,216	*	Discovery Laboratories, Inc	16,243
800	*	Diversa Corp	7,288
594	*	Dov Pharmaceutical, Inc	9,492
25,110		Dow Chemical Co	1,019,466
24,053		Du Pont (E.I.) de Nemours & Co	1,015,277
855	*	Durect Corp	5,438
422	*	Dusa Pharmaceuticals, Inc	2,979
2,181		Eastman Chemical Co	111,624
4,932		Ecolab, Inc	188,402
25,572		Eli Lilly & Co	1,414,132
562	*	Elizabeth Arden, Inc	13,106
1,500	*	Encysive Pharmaceuticals, Inc	7,335
1,327	*	Endo Pharmaceuticals Holdings, Inc	43,539
3,143		Engelhard Corp	124,494
1,167	*	Enzon Pharmaceuticals, Inc	9,453
642	*	EPIX Pharmaceuticals, Inc	2,247
3,431		Estee Lauder Cos (Class A)	127,599
943		Ferro Corp	18,860
979		FMC Corp	60,678
8,661	*	Forest Laboratories, Inc	386,540
12,087	*	Genentech, Inc	1,021,472
624	*	Genitope Corp	5,429
1,434	*	Gen-Probe, Inc	79,042
6,504	*	Genzyme Corp	437,199
876		Georgia Gulf Corp	22,767
1,870	*	Geron Corp	15,540
11,818	*	Gilead Sciences, Inc	735,316
790		H.B. Fuller Co	40,559
450	*	Hi-Tech Pharmacal Co, Inc	12,690
4,106	*	Hospira, Inc	162,023
3,724	*	Human Genome Sciences, Inc	40,480
1,700	*	Huntsman Corp	32,810
1,608	*	ICOS Corp	35,456
333	*	Idenix Pharmaceuticals, Inc	4,519
938	*	Idexx Laboratories, Inc	81,006
1,739	*	ImClone Systems, Inc	59,161
1,156	*	Immucor, Inc	33,166

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE
1,000	*	Immunogen, Inc	$4,340
145		Innospec, Inc	3,716
800	*	Inspire Pharmaceuticals, Inc	4,184
143		Inter Parfums, Inc	2,850
672	*	InterMune, Inc	12,459
2,470		International Flavors & Fragrances, Inc	84,770
1,000	*	Introgen Therapeutics, Inc	5,310
334	*	Inverness Medical Innovations, Inc	9,596
1,220	*	Invitrogen Corp	85,559
2,316	*	Isis Pharmaceuticals, Inc	20,867
500	*	Ista Pharmaceuticals, Inc	3,175
609	*	Keryx Biopharmaceuticals, Inc	11,638
6,296	*	King Pharmaceuticals, Inc	108,606
480	*	Kos Pharmaceuticals, Inc	22,930
47		Kronos Worldwide, Inc	1,427
1,171	*	KV Pharmaceutical Co (Class A)	28,245
1,784	*	Lexicon Genetics, Inc	9,883
1,854		Lubrizol Corp	79,444
5,284		Lyondell Chemical Co	105,152
758		MacDermid, Inc	24,370
400		Mannatech, Inc	6,952
500	*	MannKind Corp	10,220
800	*	Martek Biosciences Corp	26,264
2,600	*	Medarex, Inc	34,372
1,220	*	Medicines Co	25,095
1,487		Medicis Pharmaceutical Corp (Class A)	48,476
6,627	*	Medimmune, Inc	242,416
57,416		Merck & Co, Inc	2,022,766
424		Meridian Bioscience, Inc	11,440
2,000	*	MGI Pharma, Inc	35,000
8,169	*	Millennium Pharmaceuticals, Inc	82,589
579		Minerals Technologies, Inc	33,819
300	*	Momenta Pharmaceuticals, Inc	5,898
3,141	*	Monogram Biosciences, Inc	5,779
6,991		Monsanto Co	592,487
3,476	*	Mosaic Co	49,881
5,970		Mylan Laboratories, Inc	139,698
525	*	Myogen, Inc	19,021
800	*	Myriad Genetics, Inc	20,872
1,400	*	Nabi Biopharmaceuticals	7,896
2,176	*	Nalco Holding Co	38,515
460	*	Nastech Pharmaceutical Co, Inc	8,280
400		Natures Sunshine Products, Inc	5,000
1,623	*	NBTY, Inc	36,550
2,300	*	Nektar Therapeutics	46,874
1,050	*	Neopharm, Inc	8,778
1,057	*	Neurocrine Biosciences, Inc	68,219
703	*	Neurogen Corp	4,352
400	*	New River Pharmaceuticals, Inc	13,284
600		NewMarket Corp	28,554
400	*	NitroMed, Inc	3,360
82		NL Industries, Inc	872
536	*	Northfield Laboratories, Inc	5,360
885	*	Noven Pharmaceuticals, Inc	15,939
1,049	*	NPS Pharmaceuticals, Inc	8,958
1,642		Olin Corp	35,254
939	*	Onyx Pharmaceuticals, Inc	24,658

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE
1,507	*	OSI Pharmaceuticals, Inc	$48,375
1,000	*	Pain Therapeutics, Inc	10,870
915	*	Par Pharmaceutical Cos, Inc	25,785
200	*	Parlux Fragrances, Inc	6,450
2,680	*	PDL BioPharma, Inc	87,904
700	*	Penwest Pharmaceuticals Co	15,183
2,191		Perrigo Co	35,735
194,152		Pfizer, Inc	4,838,268
635	*	Pharmion Corp	11,443
291	*	Pioneer Cos, Inc	8,876
1,878	*	PolyOne Corp	17,503
607	*	Pozen, Inc	10,137
4,332		PPG Industries, Inc	274,432
8,429		Praxair, Inc	464,859
83,505		Procter & Gamble Co	4,811,558
616	*	Progenics Pharmaceuticals, Inc	16,318
502	*	Renovis, Inc	10,703
4,544	*	Revlon, Inc (Class A)	14,359
682	*	Rigel Pharmaceuticals, Inc	7,836
370	*	Rockwood Holdings, Inc	8,517
458	*	Rogers Corp	24,952
4,207		Rohm & Haas Co	205,596
3,267		RPM International, Inc	58,610
1,014	*	Salix Pharmaceuticals Ltd	16,741
1,582	*	Savient Pharmaceuticals, Inc	8,432
38,566		Schering-Plough Corp	732,368
1,126		Schulman (A.), Inc	27,869
1,136		Scotts Miracle-Gro Co (Class A)	51,983
567	*	Seattle Genetics, Inc	2,926
1,177		Sensient Technologies Corp	21,245
2,817	*	Sepracor, Inc	137,498
919	*	Serologicals Corp	22,479
3,023		Sherwin-Williams Co	149,457
1,764		Sigma-Aldrich Corp	116,054
1,666	*	StemCells, Inc	5,964
422		Stepan Co	12,470
1,247	*	SuperGen, Inc	7,083
603	*	Tanox, Inc	11,710
1,152	*	Techne Corp	69,281
1,200	*	Telik, Inc	23,232
2,443	*	Terra Industries, Inc	17,223
482	*	Trimeris, Inc	6,512
604	*	Tronox, Inc	10,262
700	*	United Therapeutics Corp	46,396
238	*	USANA Health Sciences, Inc	9,929
2,541		USEC, Inc	30,619
2,420		Valeant Pharmaceuticals International	38,357
2,872		Valspar Corp	80,043
2,139	*	VCA Antech, Inc	60,919
702	*	Ventana Medical Systems, Inc	29,323
2,679	*	Vertex Pharmaceuticals, Inc	98,025
1,000	*	ViaCell, Inc	5,510
2,909	*	Watson Pharmaceuticals, Inc	83,605
552		WD-40 Co	17,029
928		Wellman, Inc	5,902
346		Westlake Chemical Corp	11,954
1,796	*	WR Grace & Co	23,887

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE
34,878		Wyeth	$1,692,281
500	*	Zymogenetics, Inc	10,810
		TOTAL CHEMICALS AND ALLIED PRODUCTS	36,605,939

COAL MINING - 0.21%
600	*	Alpha Natural Resources, Inc	13,884
1,810		Arch Coal, Inc	137,451
2,379		Consol Energy, Inc	176,427
700		Foundation Coal Holdings, Inc	28,798
340	*	James River Coal Co	11,550
2,003		Massey Energy Co	72,248
6,820		Peabody Energy Corp	343,796
		TOTAL COAL MINING	784,154

COMMUNICATIONS - 4.43%
800		Alaska Communications Systems Group, Inc	9,704
9,739		Alltel Corp	630,600
10,830	*	American Tower Corp (Class A)	328,366
780		Anixter International, Inc	37,268
102,247		AT&T, Inc	2,764,759
12,452	*	Avaya, Inc	140,708
81		Beasley Broadcast Group, Inc (Class A)	983
47,719		BellSouth Corp	1,653,463
1,990	*	Broadwing Corp	29,333
5,207		Cablevision Systems Corp (Class A)	139,027
573		Centennial Communications Corp	4,200
3,112		CenturyTel, Inc	121,741
7,200	*	Charter Communications, Inc (Class A)	7,848
6,901	*	Cincinnati Bell, Inc	31,193
1,135		Citadel Broadcasting Corp	12,587
8,886		Citizens Communications Co	117,917
13,517		Clear Channel Communications, Inc	392,128
900	*	Cogent Communications Group, Inc	8,775
53,003	*	Comcast Corp (Class A)	1,386,558
582		Commonwealth Telephone Enterprises, Inc	20,050
400		Consolidated Communications Holdings, Inc	6,508
864	*	Cox Radio, Inc (Class A)	11,595
5,707	*	Crown Castle International Corp	161,793
240	*	Crown Media Holdings, Inc (Class A)	1,522
470		CT Communications, Inc	6,387
1,076	*	Cumulus Media, Inc (Class A)	12,116
17,176	*	DIRECTV Group, Inc	281,686
7,297	*	Discovery Holding Co (Class A)	109,455
4,000	*	Dobson Communications Corp (Class A)	32,080
6,089	*	EchoStar Communications Corp (Class A)	181,878
1,072	*	Emmis Communications Corp (Class A)	17,152
1,079		Entercom Communications Corp	30,126
1,997	*	Entravision Communications Corp (Class A)	18,293
700		Fairpoint Communications, Inc	9,674
168	*	Fisher Communications, Inc	7,518
6,578	*	Gemstar-TV Guide International, Inc	20,326
1,242	*	General Communication, Inc (Class A)	15,016
2,000	*	GlobeTel Communications Corp	4,980
565		Golden Telecom, Inc	16,978
1,071		Gray Television, Inc	8,996
981		Hearst-Argyle Television, Inc	22,916
1,514	*	IDT Corp (Class B)	16,760

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE
413	*	InPhonic, Inc	$2,887
600		Iowa Telecommunications Services, Inc	11,448
617	*	j2 Global Communications, Inc	28,999
20,609	*	Level 3 Communications, Inc	106,755
12,266	*	Liberty Global, Inc	251,085
72,978	*	Liberty Media Corp (Class A)	599,149
717	*	Lin TV Corp (Class A)	6,453
281	*	Lodgenet Entertainment Corp	4,378
1,415	*	Mastec, Inc	20,051
1,695	*	Mediacom Communications Corp	9,746
500	*	NeuStar, Inc	15,500
4,215	*	Nextel Partners, Inc (Class A)	119,369
3,208	*	NII Holdings, Inc (Class B)	189,176
356		North Pittsburgh Systems, Inc	8,309
6,657		NTL, Inc	193,785
1,308		PanAmSat Holding Corp	32,465
2,046	*	Premiere Global Services, Inc	16,470
40,227	*	Qwest Communications International, Inc	273,544
1,864	*	Radio One, Inc (Class D)	13,905
597	*	RCN Corp	15,462
1,600	*	Regent Communications, Inc	7,376
461	*	Saga Communications, Inc (Class A)	4,458
270	*	Salem Communications Corp (Class A)	4,053
2,317	*	SBA Communications Corp	54,241
288		Shenandoah Telecom Co	12,957
1,294		Sinclair Broadcast Group, Inc (Class A)	10,546
34,161	*	Sirius Satellite Radio, Inc	173,538
1,300	*	Spanish Broadcasting System, Inc (Class A)	7,189
72,457		Sprint Nextel Corp	1,872,289
581		SureWest Communications	14,014
1,014	*	Talk America Holdings, Inc	8,649
2,830		Telephone & Data Systems, Inc (Non-Vote)	111,615
2,300	*	TiVo, Inc	16,629
1,981	*	Ubiquitel, Inc	20,008
5,554	*	Univision Communications, Inc (Class A)	191,446
403	*	US Cellular Corp	23,922
665		USA Mobility, Inc	18,939
800		Valor Communications Group, Inc	10,528
76,215		Verizon Communications, Inc	2,595,891
18,582	*	Viacom, Inc	720,982
1,100	*	Wireless Facilities, Inc	4,422
6,559	*	XM Satellite Radio Holdings, Inc	146,069
		TOTAL COMMUNICATIONS	16,779,660

DEPOSITORY INSTITUTIONS - 10.08%
187		1st Source Corp	5,606
254	*	ACE Cash Express, Inc	6,322
336		Alabama National Bancorp	22,982
806		Amcore Financial, Inc	25,486
183	*	AmericanWest Bancorp	4,855
162		Ameris Bancorp	3,768
219		Ames National Corp	5,317
9,322		AmSouth Bancorp	252,160
495		Anchor Bancorp Wisconsin, Inc	15,003
138		Arrow Financial Corp	3,781
3,580		Associated Banc-Corp	121,648
2,554		Astoria Financial Corp	79,072

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE
106		Bancfirst Corp	$4,622
270	*	Bancorp, Inc	6,629
2,175		Bancorpsouth, Inc	52,222
300		BancTrust Financial Group, Inc	6,645
1,100		Bank Mutual Corp	13,024
121,572		Bank of America Corp	5,536,389
378		Bank of Granite Corp	7,662
1,361		Bank of Hawaii Corp	72,555
20,532		Bank of New York Co, Inc	739,973
500		Bank of the Ozarks, Inc	18,250
1,300		BankAtlantic Bancorp, Inc (Class A)	18,707
700		BankFinancial Corp	11,144
1,000		BankUnited Financial Corp (Class A)	27,040
400		Banner Corp	13,600
14,233		BB&T Corp	557,934
145		Berkshire Hills Bancorp, Inc	5,066
605		BOK Financial Corp	28,768
878		Boston Private Financial Holdings, Inc	29,668
2,000		Brookline Bancorp, Inc	30,980
310		Camden National Corp	11,904
401		Capital City Bank Group, Inc	14,256
239		Capital Corp of the West	8,776
126	*	Capital Crossing Bank	4,014
321		Capitol Bancorp Ltd	15,007
610		Capitol Federal Financial	19,703
700		Cardinal Financial Corp	9,471
337		Cascade Bancorp	9,958
1,326		Cathay General Bancorp	49,911
1,500	*	Centennial Bank Holdings, Inc	17,550
297		Center Financial Corp	7,196
793		Central Pacific Financial Corp	29,119
149		Charter Financial Corp	5,671
654		Chemical Financial Corp	21,131
1,470		Chittenden Corp	42,586
5,296		CIT Group, Inc	283,442
135,861		Citigroup, Inc	6,416,715
215		Citizens & Northern Corp	5,203
1,342		Citizens Banking Corp	36,033
400		City Bank	18,616
463		City Holding Co	17,034
1,146		City National Corp	88,001
176		Coastal Financial Corp	2,422
150		CoBiz, Inc	3,090
3,766		Colonial Bancgroup, Inc	94,150
530		Columbia Banking System, Inc	17,734
4,447		Comerica, Inc	257,793
4,448		Commerce Bancorp, Inc	163,019
1,582		Commerce Bancshares, Inc	81,742
1,023		Commercial Capital Bancorp, Inc	14,383
910		Community Bank System, Inc	20,320
436		Community Banks, Inc	12,409
435		Community Trust Bancorp, Inc	14,747
3,348		Compass Bancshares, Inc	169,442
470		Corus Bankshares, Inc	27,937
1,354		Cullen/Frost Bankers, Inc	72,778
1,583		CVB Financial Corp	27,069
759		Dime Community Bancshares	10,907

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE
476		Downey Financial Corp	$32,035
1,506		East West Bancorp, Inc	58,056
815	*	Euronet Worldwide, Inc	30,831
112		Farmers Capital Bank Corp	3,541
750		Fidelity Bankshares, Inc	25,223
12,468		Fifth Third Bancorp	490,740
500		Financial Institutions, Inc	9,445
450		First Bancorp (North Carolina)	10,071
2,064		First Bancorp (Puerto Rico)	25,511
211		First Busey Corp (Class A)	4,452
859		First Charter Corp	21,217
140		First Citizens Bancshares, Inc (Class A)	27,020
1,674		First Commonwealth Financial Corp	24,541
332		First Community Bancorp, Inc	19,143
243		First Community Bancshares, Inc	7,771
973		First Financial Bancorp	16,191
620		First Financial Bankshares, Inc	23,746
446		First Financial Corp (Indiana)	13,291
450		First Financial Holdings, Inc	14,265
3,292		First Horizon National Corp	137,112
442		First Indiana Corp	12,332
380		First Merchants Corp	10,078
1,305		First Midwest Bancorp, Inc	47,724
3,420		First Niagara Financial Group, Inc	50,137
237		First Oak Brook Bancshares, Inc	6,340
175		First Place Financial Corp	4,340
100	*	First Regional Bancorp	8,913
510		First Republic Bank	19,288
200		First South Bancorp, Inc	7,574
400		First State Bancorporation	10,624
369	*	FirstFed Financial Corp	22,070
2,164		FirstMerit Corp	53,364
900		Flagstar Bancorp, Inc	13,590
590		Flushing Financial Corp	10,301
1,224		FNB Corp	20,930
179		FNB Corp (Virginia)	6,082
529	*	Franklin Bank Corp	10,173
1,993		Fremont General Corp	42,969
624		Frontier Financial Corp	20,617
3,946		Fulton Financial Corp	67,871
150		GB&T Bancshares, Inc	3,353
1,013		Glacier Bancorp, Inc	31,454
1,000		Gold Banc Corp, Inc	18,320
6,606		Golden West Financial Corp	448,547
250		Great Southern Bancorp, Inc	7,220
1,352		Greater Bay Bancorp	37,504
766		Hancock Holding Co	35,634
1,034		Hanmi Financial Corp	18,674
748		Harbor Florida Bancshares, Inc	28,327
772		Harleysville National Corp	17,555
459		Heartland Financial USA, Inc	10,832
311		Heritage Commerce Corp	7,775
261		Horizon Financial Corp	6,671
15,008		Hudson City Bancorp, Inc	199,456
6,493		Huntington Bancshares, Inc	156,676
228		IBERIABANK Corp	12,898
2,057		Independence Community Bank Corp	85,736

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE
283		Independent Bank Corp (Massachusetts)	$9,098
477		Independent Bank Corp (Michigan)	13,571
667		Integra Bank Corp	15,248
325		Interchange Financial Services Corp	6,175
1,178		International Bancshares Corp	33,844
1,000	*	Investors Bancorp, Inc	13,940
1,743		Investors Financial Services Corp	81,694
441		Irwin Financial Corp	8,525
126		ITLA Capital Corp	6,076
91,896		JPMorgan Chase & Co	3,826,549
558		Kearny Financial Corp	7,661
10,624		Keycorp	390,963
600		KNBT Bancorp, Inc	9,810
583		Lakeland Bancorp, Inc	9,071
69		Lakeland Financial Corp	3,226
1,933		M&T Bank Corp	220,633
271		Macatawa Bank Corp	10,274
757		MAF Bancorp, Inc	33,134
400		Main Street Banks, Inc	10,352
294		MainSource Financial Group, Inc	5,557
6,056		Marshall & Ilsley Corp	263,920
443		MB Financial, Inc	15,682
600		MBT Financial Corp	10,080
11,084		Mellon Financial Corp	394,590
141		Mercantile Bank Corp	5,513
3,105		Mercantile Bankshares Corp	119,387
584		Mid-State Bancshares	17,187
427		Midwest Banc Holdings, Inc	11,076
2,409		MoneyGram International, Inc	74,004
800		Nara Bancorp, Inc	14,040
200		NASB Financial, Inc	6,852
14,768		National City Corp	515,403
908		National Penn Bancshares, Inc	19,322
194		NBC Capital Corp	4,448
1,016		NBT Bancorp, Inc	23,622
1,289		NetBank, Inc	9,332
6,833		New York Community Bancorp, Inc	119,714
2,984		NewAlliance Bancshares, Inc	43,059
12,505		North Fork Bancorporation, Inc	360,519
206	*	Northern Empire Bancshares	5,202
5,185		Northern Trust Corp	272,213
255		Northwest Bancorp, Inc	6,314
375		OceanFirst Financial Corp	9,188
1,743	*	Ocwen Financial Corp	17,813
1,788		Old National Bancorp	38,692
254		Old Second Bancorp, Inc	8,339
333		Omega Financial Corp	11,275
478		Oriental Financial Group, Inc	6,907
1,362		Pacific Capital Bancorp	46,090
344		Park National Corp	36,636
1,309		Partners Trust Financial Group, Inc	15,603
220		Peapack Gladstone Financial Corp	5,634
236		Pennfed Financial Services, Inc	4,524
322		Peoples Bancorp, Inc	9,660
1,795		People's Bank	58,786
612		PFF Bancorp, Inc	20,631
300	*	Pinnacle Financial Partners, Inc	8,232

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE
7,466		PNC Financial Services Group, Inc	$502,536
7,593		Popular, Inc	157,631
200		Preferred Bank	10,098
360		Premierwest Bancorp	6,660
400		PrivateBancorp, Inc	16,596
450		Prosperity Bancshares, Inc	13,595
780		Provident Bankshares Corp	28,431
139		Provident Financial Holdings	4,531
1,599		Provident Financial Services, Inc	28,942
1,047		Provident New York Bancorp	13,580
738		R & G Financial Corp (Class B)	9,343
12,083		Regions Financial Corp	424,959
150		Renasant Corp	5,541
115		Republic Bancorp, Inc (Class A) (Kentucky)	2,337
2,244		Republic Bancorp, Inc (Michigan)	27,018
318		Royal Bancshares of Pennsylvania (Class A)	7,797
701		S&T Bancorp, Inc	25,643
400		S.Y. Bancorp, Inc	10,568
404		Sandy Spring Bancorp, Inc	15,348
158		Santander BanCorp	4,013
319		SCBT Financial Corp	11,191
476		Seacoast Banking Corp of Florida	13,856
202		Security Bank Corp	5,105
302	*	Signature Bank	9,842
456		Simmons First National Corp (Class A)	13,571
2,518		Sky Financial Group, Inc	66,727
1,740		South Financial Group, Inc	45,501
315		Southside Bancshares, Inc	6,372
340		Southwest Bancorp, Inc	7,562
9,500		Sovereign Bancorp, Inc	208,145
264		State Bancorp, Inc	4,037
8,605		State Street Corp	520,000
504		Sterling Bancorp	10,382
1,322		Sterling Bancshares, Inc	23,862
721		Sterling Financial Corp (Pennsylvania)	15,747
858		Sterling Financial Corp (Spokane)	24,882
278		Suffolk Bancorp	9,647
346	*	Sun Bancorp, Inc (New Jersey)	6,747
9,391		SunTrust Banks, Inc	683,289
1,209		Susquehanna Bancshares, Inc	31,156
1,048	*	SVB Financial Group	55,596
8,084		Synovus Financial Corp	218,996
3,521		TCF Financial Corp	90,666
3,340		TD Banknorth, Inc	98,029
561	*	Texas Capital Bancshares, Inc	13,464
1,348		Texas Regional Bancshares, Inc (Class A)	39,753
700		TierOne Corp	23,765
244		Tompkins Trustco, Inc	11,749
138		Trico Bancshares	3,908
2,095		Trustco Bank Corp NY	25,496
1,343		Trustmark Corp	42,493
2,592		UCBH Holdings, Inc	49,041
385		UMB Financial Corp	27,039
1,471		Umpqua Holdings Corp	41,924
103		Union Bankshares Corp	4,708
1,400		UnionBanCal Corp	98,224
1,161		United Bankshares, Inc	44,431

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE
790		United Community Banks, Inc	$22,239
933		United Community Financial Corp	11,308
200		United Security Bancshares	5,358
298		Univest Corp of Pennsylvania	7,587
47,758		US Bancorp	1,456,619
536		USB Holding Co, Inc	12,296
2,604		Valley National Bancorp	66,714
204		Vineyard National Bancorp	5,977
200	*	Virginia Commerce Bancorp	7,190
99		Virginia Financial Group, Inc	3,962
3,203		W Holding Co, Inc	25,208
42,285		Wachovia Corp	2,370,074
2,302		Washington Federal, Inc	55,708
25,829		Washington Mutual, Inc	1,100,832
378		Washington Trust Bancorp, Inc	10,610
1,357		Webster Financial Corp	65,760
43,968		Wells Fargo & Co	2,808,236
594		WesBanco, Inc	19,489
525		West Bancorporation, Inc	10,411
463		West Coast Bancorp	12,941
942		Westamerica Bancorporation	48,909
141		Western Sierra Bancorp	6,393
300		Westfield Financial, Inc	7,410
1,690		Whitney Holding Corp	59,927
1,670		Wilmington Trust Corp	72,395
396		Wilshire Bancorp, Inc	7,362
687		Wintrust Financial Corp	39,963
1,050	*	Wright Express Corp	29,453
200		WSFS Financial Corp	12,566
400		Yardville National Bancorp	14,720
2,777		Zions Bancorporation	229,741
		TOTAL DEPOSITORY INSTITUTIONS	38,268,586

EATING AND DRINKING PLACES - 0.97%
512		AFC Enterprises	7,117
2,086		Applebees International, Inc	51,211
1,873		Aramark Corp (Class B)	55,328
289	*	BJ's Restaurants, Inc	7,803
945		Bob Evans Farms, Inc	28,076
2,342		Brinker International, Inc	98,950
131	*	Buffalo Wild Wings, Inc	5,447
599	*	California Pizza Kitchen, Inc	19,438
1,237		CBRL Group, Inc	54,317
944	*	CEC Entertainment, Inc	31,737
130	*	Chipotle Mexican Grill, Inc	7,201
1,195		CKE Restaurants, Inc	20,793
656		Commerce Group, Inc	34,663
4,080		Darden Restaurants, Inc	167,402
801		Domino's Pizza, Inc	22,869
985	*	Jack in the Box, Inc	42,848
601		Landry's Restaurants, Inc	21,233
325		Lone Star Steakhouse & Saloon, Inc	9,237
602	*	Luby's, Inc	7,519
33,025		McDonald's Corp	1,134,739
553	*	O'Charleys, Inc	10,208
1,645		Outback Steakhouse, Inc	72,380
839	*	Panera Bread Co (Class A)	63,076

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE
570	*	Papa John's International, Inc	$18,702
797	*	PF Chang's China Bistro, Inc	39,284
964	*	Rare Hospitality International, Inc	33,576
371	*	Red Robin Gourmet Burgers, Inc	17,511
1,727		Ruby Tuesday, Inc	55,402
330	*	Ruth's Chris Steak House, Inc	7,857
1,125	*	Ryan's Restaurant Group, Inc	16,313
1,821	*	Sonic Corp	63,972
20,412	*	Starbucks Corp	768,308
1,092	*	Texas Roadhouse, Inc (Class A)	18,662
2,120	*	The Cheesecake Factory, Inc	79,394
890	*	The Steak N Shake Co	18,779
922		Triarc Cos (Class B)	16,117
2,998		Wendy's International, Inc	186,056
7,549		Yum! Brands, Inc	368,844
		TOTAL EATING AND DRINKING PLACES	3,682,369

EDUCATIONAL SERVICES - 0.17%
3,804	*	Apollo Group, Inc (Class A)	199,748
2,675	*	Career Education Corp	100,928
2,375	*	Corinthian Colleges, Inc	34,200
1,326	*	DeVry, Inc	30,193
470	*	Educate, Inc	4,004
1,844	*	Education Management Corp	76,710
1,267	*	ITT Educational Services, Inc	81,151
1,286	*	Laureate Education, Inc	68,647
262	*	Learning Tree International, Inc	3,175
381		Strayer Education, Inc	38,961
561	*	Universal Technical Institute, Inc	16,886
		TOTAL EDUCATIONAL SERVICES	654,603

ELECTRIC, GAS, AND SANITARY SERVICES - 3.73%
17,012	*	AES Corp	290,225
2,014		AGL Resources, Inc	72,605
4,238	*	Allegheny Energy, Inc	143,456
847		Allete, Inc	39,470
3,079		Alliant Energy Corp	96,896
5,498	*	Allied Waste Industries, Inc	67,296
5,204		Ameren Corp	259,263
400		American Ecology Corp	8,152
10,005		American Electric Power Co, Inc	340,370
401		American States Water Co	14,981
3,314		Aqua America, Inc	92,195
9,595	*	Aquila, Inc	38,284
2,086		Atmos Energy Corp	54,924
1,238		Avista Corp	25,565
875		Black Hills Corp	29,750
444		California Water Service Group	20,002
442		Cascade Natural Gas Corp	8,707
553	*	Casella Waste Systems, Inc (Class A)	7,858
7,520		Centerpoint Energy, Inc	89,714
400		Central Vermont Public Service Corp	8,484
463		CH Energy Group, Inc	22,224
5,267		Cinergy Corp	239,174
400	*	Clean Harbors, Inc	11,868
1,455		Cleco Corp	32,490
5,689	*	CMS Energy Corp	73,673
300		Connecticut Water Service, Inc	7,866

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE
6,512		Consolidated Edison, Inc	$283,272
4,628		Constellation Energy Group, Inc	253,198
2,952	*	Covanta Holding Corp	49,210
8,872		Dominion Resources, Inc	612,434
3,371		DPL, Inc	91,017
4,581		DTE Energy Co	183,652
24,467		Duke Energy Corp	713,213
1,878		Duquesne Light Holdings, Inc	30,987
205	*	Duratek, Inc	4,490
8,462		Edison International	348,465
17,266		El Paso Corp	208,055
1,465	*	El Paso Electric Co	27,894
665		Empire District Electric Co	14,776
1,914		Energen Corp	66,990
3,844		Energy East Corp	93,409
5,625		Entergy Corp	387,788
17,422		Exelon Corp	921,624
8,599		FirstEnergy Corp	420,491
10,416		FPL Group, Inc	418,098
2,033		Great Plains Energy, Inc	57,229
2,242		Hawaiian Electric Industries, Inc	60,825
1,026		Idacorp, Inc	33,366
300		ITC Holdings Corp	7,875
4,393		KeySpan Corp	179,542
2,669		Kinder Morgan, Inc	245,521
511		Laclede Group, Inc	17,589
3,272		MDU Resources Group, Inc	109,448
461		MGE Energy, Inc	15,296
266		Middlesex Water Co	5,038
1,966		National Fuel Gas Co	64,328
729		New Jersey Resources Corp	32,987
1,150		Nicor, Inc	45,494
7,047		NiSource, Inc	142,490
3,475		Northeast Utilities	67,867
689		Northwest Natural Gas Co	24,453
933		NorthWestern Corp	29,054
3,471	*	NRG Energy, Inc	156,959
2,778		NSTAR	79,479
2,378		OGE Energy Corp	68,962
2,944		Oneok, Inc	94,944
300		Ormat Technologies, Inc	11,430
890		Otter Tail Corp	25,534
1,085		Peoples Energy Corp	38,669
4,920		Pepco Holdings, Inc	112,127
9,182		PG&E Corp	357,180
2,075		Piedmont Natural Gas Co, Inc	49,779
2,464		Pinnacle West Capital Corp	96,342
1,795		PNM Resources, Inc	43,798
9,884		PPL Corp	290,590
445	v*	Progress Energy Inc (Cvo)	4
6,543		Progress Energy, Inc	287,761
6,499		Public Service Enterprise Group, Inc	416,196
2,695		Puget Energy, Inc	57,080
2,210		Questar Corp	154,811
8,031	*	Reliant Energy, Inc	84,968
3,574		Republic Services, Inc	151,931
2,837		SCANA Corp	111,324

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE
6,802		Sempra Energy	$316,021
4,965	*	Sierra Pacific Resources	68,567
648		SJW Corp	17,399
672		South Jersey Industries, Inc	18,325
19,432		Southern Co	636,787
2,494		Southern Union Co	61,946
816		Southwest Gas Corp	22,807
487		Southwest Water Co	7,763
4,404	*	Southwestern Energy Co	141,765
1,260	*	Stericycle, Inc	85,201
5,187		TECO Energy, Inc	83,614
12,562		TXU Corp	562,275
2,660		UGI Corp	56,046
345		UIL Holdings Corp	18,061
758		Unisource Energy Corp	23,119
2,227		Vectren Corp	58,748
1,137	*	Waste Connections, Inc	45,264
1,695	*	Waste Services, Inc	5,339
2,264		Westar Energy, Inc	47,114
1,477		Western Gas Resources, Inc	71,265
1,375		WGL Holdings, Inc	41,828
14,871		Williams Cos, Inc	318,091
3,053		Wisconsin Energy Corp	122,089
1,065		WPS Resources Corp	52,419
10,830		Xcel Energy, Inc	196,565
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	14,131,243

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 8.67%
467		A.O. Smith Corp	24,658
722	*	Actel Corp	11,509
1,166		Acuity Brands, Inc	46,640
3,168	*	ADC Telecommunications, Inc	81,069
1,713		Adtran, Inc	44,846
609	*	Advanced Energy Industries, Inc	8,605
12,477	*	Advanced Micro Devices, Inc	413,737
4,946	*	Agere Systems, Inc	74,388
867	*	Airspan Networks, Inc	5,852
9,684	*	Altera Corp	199,878
4,357		American Power Conversion Corp	100,690
687	*	American Superconductor Corp	7,797
982	*	AMIS Holdings, Inc	8,897
3,231	*	Amkor Technology, Inc	27,916
2,296		Amphenol Corp (Class A)	119,805
9,841		Analog Devices, Inc	376,812
700	*	Anaren, Inc	13,629
9,310	*	Applied Micro Circuits Corp	37,892
235		Applied Signal Technology, Inc	4,660
3,190	*	Arris Group, Inc	43,894
1,226	*	Artesyn Technologies, Inc	13,425
903	*	Atheros Communications, Inc	23,650
12,110	*	Atmel Corp	57,159
1,032	*	Audible, Inc	10,846
1,162		AVX Corp	20,567
810		Baldor Electric Co	27,435
257		Bel Fuse, Inc (Class B)	9,003
1,297	*	Benchmark Electronics, Inc	49,740
10,800	*	Broadcom Corp (Class A)	466,128

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE
7,166	*	Brocade Communications Systems, Inc	$47,869
596		C&D Technologies, Inc	5,507
931	*	C-COR, Inc	8,137
1,008	*	Checkpoint Systems, Inc	27,095
15,634	*	Ciena Corp	81,453
168,742	*	Cisco Systems, Inc	3,656,639
600	*	Color Kinetics, Inc	12,708
456	*	Comtech Telecommunications Corp	13,302
5,207	*	Comverse Technology, Inc	122,521
10,588	*	Conexant Systems, Inc	36,529
2,139	*	Cree, Inc	70,181
1,104		CTS Corp	14,772
3,443	*	Cypress Semiconductor Corp	58,359
249	*	Diodes, Inc	10,334
695	*	Ditech Communications Corp	7,263
795	*	DSP Group, Inc	23,063
1,002	*	Electro Scientific Industries, Inc	22,174
10,860		Emerson Electric Co	908,222
179	*	EndWave Corp	2,630
1,851	*	Energizer Holdings, Inc	98,103
595	*	Energy Conversion Devices, Inc	29,262
1,186	*	EnerSys	16,367
1,043	*	Evergreen Solar, Inc	16,062
901	*	Exar Corp	12,866
245	*	Excel Technology, Inc	7,220
2,833	*	Fairchild Semiconductor International, Inc	54,025
576		Franklin Electric Co, Inc	31,478
10,624	*	Freescale Semiconductor, Inc (Class B)	295,028
276,981		General Electric Co	9,633,399
818	*	Genesis Microchip, Inc	13,939
625	*	Genlyte Group, Inc	42,588
1,777	*	Glenayre Technologies, Inc	9,329
2,670	*	GrafTech International Ltd	16,287
567	*	Greatbatch, Inc	12,423
1,753		Harman International Industries, Inc	194,811
2,383	*	Harmonic, Inc	15,180
3,396		Harris Corp	160,597
1,827	*	Hexcel Corp	40,139
22,226		Honeywell International, Inc	950,606
593	*	Hutchinson Technology, Inc	17,891
1,081		Imation Corp	46,386
5,405	*	Integrated Device Technology, Inc	80,318
1,005	*	Integrated Silicon Solutions, Inc	6,673
153,988		Intel Corp	2,979,668
832	*	International DisplayWorks, Inc	5,450
1,705	*	International Rectifier Corp	70,638
4,054		Intersil Corp (Class A)	117,242
499		Inter-Tel, Inc	10,699
916	*	InterVoice, Inc	7,887
900	*	Ionatron, Inc	12,159
529	*	IXYS Corp	4,877
4,411	*	Jabil Circuit, Inc	189,055
40,259	*	JDS Uniphase Corp	167,880
2,675	*	Kemet Corp	25,332
700	*	Komag, Inc	33,320
2,526	*	Kopin Corp	12,655
3,151		L-3 Communications Holdings, Inc	270,324

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE
2,469	*	Lattice Semiconductor Corp	$16,444
1,000	*	Leadis Technology, Inc	5,680
8,172		Linear Technology Corp	286,674
463	*	Littelfuse, Inc	15,802
434	*	LoJack Corp	10,407
508		LSI Industries, Inc	8,656
10,469	*	LSI Logic Corp	121,022
114,997	*	Lucent Technologies, Inc	350,741
8,622		Maxim Integrated Products, Inc	320,307
5,887	*	Maxtor Corp	56,280
1,861		Maytag Corp	39,695
3,609	*	MEMC Electronic Materials, Inc	133,244
1,436		Methode Electronics, Inc	15,638
1,757	*	Micrel, Inc	26,039
5,430		Microchip Technology, Inc	197,109
16,450	*	Micron Technology, Inc	242,144
1,400	*	Microsemi Corp	40,754
1,400	*	Microtune, Inc	7,308
3,603		Molex, Inc	119,620
700	*	Monolithic Power Systems, Inc	13,048
1,067	*	Moog, Inc	37,868
64,396		Motorola, Inc	1,475,312
300	*	Multi-Fineline Electronix, Inc	17,547
128		National Presto Industries, Inc	6,294
9,105		National Semiconductor Corp	253,483
300	*	Netlogic Microsystems, Inc	12,363
1,100	*	Novatel Wireless, Inc	9,845
4,462	*	Nvidia Corp	255,494
1,567	*	Omnivision Technologies, Inc	47,323
3,389	*	ON Semiconductor Corp	24,604
752	*	Oplink Communications Inc	13,040
517	*	Optical Communication Products, Inc	1,592
400		Park Electrochemical Corp	11,800
271	*	Pericom Semiconductor Corp	2,672
1,081	*	Photronics, Inc	20,280
1,100	*	Pixelworks, Inc	5,467
1,280		Plantronics, Inc	45,350
1,032	*	Plexus Corp	38,772
1,364	*	Plug Power, Inc	6,820
1,257	*	PLX Technology, Inc	15,775
4,913	*	PMC - Sierra, Inc	60,381
2,444	*	Polycom, Inc	52,986
100	*	Powell Industries, Inc	2,178
690	*	Power Integrations, Inc	17,098
2,364	*	Power-One, Inc	17,021
2,962	*	Powerwave Technologies, Inc	39,957
4,162	*	QLogic Corp	80,535
42,570		Qualcomm, Inc	2,154,468
616		Regal-Beloit Corp	26,038
4,968	*	RF Micro Devices, Inc	42,973
311	*	Rofin-Sinar Technologies, Inc	16,834
14,370	*	Sanmina-SCI Corp	58,917
1,640	*	Semtech Corp	29,340
932	*	Sigmatel, Inc	8,146
2,200	*	Silicon Image, Inc	22,682
1,038	*	Silicon Laboratories, Inc	57,038
2,309	*	Silicon Storage Technology, Inc	10,113

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE
3,963	*	Skyworks Solutions, Inc	$26,909
2,500	*	SonicWALL, Inc	17,725
850	*	Spansion, Inc	12,580
600		Spectralink Corp	7,530
1,075	*	Spectrum Brands, Inc	23,349
398	*	Standard Microsystems Corp	10,340
130		Standard Motor Products, Inc	1,154
200	*	Sunpower Corp	7,632
400	*	Supertex, Inc	15,048
5,522	*	Sycamore Networks, Inc	25,953
1,400	*	Symmetricom, Inc	11,970
620	*	Synaptics, Inc	13,634
100		Sypris Solutions, Inc	943
1,002		Technitrol, Inc	24,028
1,594	*	Tekelec	22,045
1,092	*	Teledyne Technologies, Inc	38,875
873		Teleflex, Inc	62,533
1,200	*	Telkonet, Inc	5,100
11,241	*	Tellabs, Inc	178,732
1,756	*	Terayon Communication Systems, Inc	3,213
1,148	*	Tessera Technologies, Inc	36,828
43,313		Texas Instruments, Inc	1,406,373
1,394	*	Thomas & Betts Corp	71,624
2,723	*	Transwitch Corp	7,080
1,456	*	Trident Microsystems, Inc	42,311
2,542	*	Triquint Semiconductor, Inc	12,507
1,148	*	TTM Technologies, Inc	16,635
395	*	Ultralife Batteries, Inc	5,076
152		United Industrial Corp	9,261
400	*	Universal Display Corp	5,752
400	*	Universal Electronics, Inc	7,080
2,735	*	Utstarcom, Inc	17,203
1,329	*	Valence Technology, Inc	3,309
611	*	Vasco Data Security International	4,998
559	*	Viasat, Inc	16,015
270		Vicor Corp	5,327
4,644	*	Vishay Intertechnology, Inc	66,131
5,793	*	Vitesse Semiconductor Corp	20,739
392	*	Volterra Semiconductor Corp	7,483
856		Warner Music Group Corp	18,567
1,200	*	Westell Technologies, Inc	4,884
1,590		Whirlpool Corp	145,437
900		Woodward Governor Co	29,925
9,056		Xilinx, Inc	230,566
652	*	Zhone Technologies, Inc	1,747
1,164	*	Zoran Corp	25,468
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	32,920,685

ENGINEERING AND MANAGEMENT SERVICES - 0.54%
499	*	Advisory Board Co	27,829
646	*	Albany Molecular Research, Inc	6,563
450	*	American Dental Partners, Inc	6,075
863		Arbitron, Inc	29,187
941	*	Arena Pharmaceuticals, Inc	17,042
1,584	*	CBIZ, Inc	12,672
3,921	*	Ceridian Corp	99,789
1,794	*	Charles River Laboratories International, Inc	87,942

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE
1,106		Corporate Executive Board Co	$111,595
1,652	*	Covance, Inc	97,055
1,159	*	CV Therapeutics, Inc	25,591
1,224	*	deCODE genetics, Inc	10,612
656	*	DiamondCluster International, Inc	7,019
2,311	*	Digitas, Inc	33,278
444	*	Essex Corp	9,777
2,026	*	Exelixis, Inc	24,332
169	*	Exponent, Inc	5,349
595	*	Forrester Research, Inc	13,280
1,189	*	FuelCell Energy, Inc	13,638
1,807	*	Gartner, Inc (Class A)	25,208
400	*	Geo Group, Inc	13,336
667		Gevity HR, Inc	16,315
440	*	Greenfield Online, Inc	2,636
994	*	Hewitt Associates, Inc	29,562
270	*	Horizon Health Corp	5,346
5,398		IMS Health, Inc	139,106
1,489	*	KFX, Inc	27,100
230		Landauer, Inc	11,551
277	*	Layne Christensen Co	9,285
368	*	LECG Corp	7,091
643		MAXIMUS, Inc	23,135
393	*	Maxygen, Inc	3,254
366	*	Medis Technologies Ltd	8,539
265	*	MTC Technologies, Inc	7,417
2,358	*	Nanogen, Inc	7,121
1,293	*	Navigant Consulting, Inc	27,606
271	*	Netratings, Inc	3,591
1,348	*	Nuvelo, Inc	24,021
695	*	Parexel International Corp	18,376
8,644		Paychex, Inc	360,109
956	*	Per-Se Technologies, Inc	25,487
2,398		Pharmaceutical Product Development, Inc	82,995
588	*	PRG-Schultz International, Inc	359
4,074		Quest Diagnostics, Inc	208,996
1,461	*	Regeneron Pharmaceuticals, Inc	24,296
1,302	*	Resources Connection, Inc	32,433
539	*	Senomyx, Inc	8,872
551	*	SFBC International, Inc	13,433
2,024	*	Shaw Group, Inc	61,530
661	*	Spatialight, Inc	2,340
700	*	Symyx Technologies, Inc	19,418
790	*	Syntroleum Corp	6,533
819		Talx Corp	23,325
1,586	*	Tetra Tech, Inc	30,277
1,063	*	URS Corp	42,786
700		Washington Group International, Inc	40,173
846		Watson Wyatt & Co Holdings	27,563
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	2,059,146

FABRICATED METAL PRODUCTS - 0.36%
922	*	Alliant Techsystems, Inc	71,151
2,667		Ball Corp	116,895
442		Barnes Group, Inc	17,901
776	*	Blount International, Inc	12,501
500		CIRCOR International, Inc	14,600

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE
325	*	Commercial Vehicle Group, Inc	$6,243
1,495		Crane Co	61,310
4,744	*	Crown Holdings, Inc	84,159
332	*	Drew Industries, Inc	11,803
1,003	*	Global Power Equipment Group, Inc	3,862
1,036	*	Griffon Corp	25,734
6,554		Illinois Tool Works, Inc	631,216
201		Lifetime Brands, Inc	5,666
712	*	Mobile Mini, Inc	22,015
669	*	NCI Building Systems, Inc	39,986
115		Robbins & Myers, Inc	2,484
657	*	RTI International Metals, Inc	36,036
576		Silgan Holdings, Inc	23,138
824		Simpson Manufacturing Co, Inc	35,679
1,508		Snap-On, Inc	57,485
344		Standex International Corp	10,891
273		Sturm Ruger & Co, Inc	2,179
200		Sun Hydraulics Corp	4,276
2,026	*	Taser International, Inc	21,455
566		Valmont Industries, Inc	23,795
763		Watts Water Technologies, Inc (Class A)	27,727
		TOTAL FABRICATED METAL PRODUCTS	1,370,187

FOOD AND KINDRED PRODUCTS - 3.75%
54,077		Altria Group, Inc	3,831,896
400		American Italian Pasta Co (Class A)	2,504
20,232		Anheuser-Busch Cos, Inc	865,323
17,112		Archer Daniels Midland Co	575,819
300	*	Boston Beer Co, Inc (Class A)	7,803
5,866		Campbell Soup Co	190,058
200		Coca-Cola Bottling Co Consolidated	9,200
54,273		Coca-Cola Co	2,272,411
7,894		Coca-Cola Enterprises, Inc	160,564
13,490		ConAgra Foods, Inc	289,495
4,888	*	Constellation Brands, Inc (Class A)	122,444
2,092		Corn Products International, Inc	61,860
1,501	*	Darling International, Inc	7,025
3,624	*	Dean Foods Co	140,720
5,488		Del Monte Foods Co	65,088
300		Farmer Bros Co	6,690
1,356		Flowers Foods, Inc	40,273
7,540		General Mills, Inc	382,127
1,344	*	Gold Kist, Inc	16,988
200	*	Green Mountain Coffee Roasters, Inc	7,944
9,122		H.J. Heinz Co	345,906
587	*	Hain Celestial Group, Inc	15,374
338	*	Hansen Natural Corp	42,605
2,712	*	Hercules, Inc	37,426
4,466		Hershey Co	233,259
1,903		Hormel Foods Corp	64,321
568		J&J Snack Foods Corp	19,079
1,280		J.M. Smucker Co	50,816
144	*	John B. Sanfilippo & Son	2,280
6,473		Kellogg Co	285,071
6,527		Kraft Foods, Inc (Class A)	197,833
732		Lancaster Colony Corp	30,744
991		Lance, Inc	22,298

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE
274	*	M&F Worldwide Corp	$3,913
3,607		McCormick & Co, Inc (Non-Vote)	122,133
1,180		Molson Coors Brewing Co (Class B)	80,972
283	*	Peet's Coffee & Tea, Inc	8,490
3,629		Pepsi Bottling Group, Inc	110,285
1,753		PepsiAmericas, Inc	42,861
43,639		PepsiCo, Inc	2,521,898
461		Pilgrim's Pride Corp	9,990
708	*	Ralcorp Holdings, Inc	26,939
466		Sanderson Farms, Inc	10,438
20,518		Sara Lee Corp	366,862
10		Seaboard Corp	15,940
2,442	*	Smithfield Foods, Inc	71,648
676		Tootsie Roll Industries, Inc	19,787
784	*	TreeHouse Foods, Inc	20,815
6,378		Tyson Foods, Inc (Class A)	87,634
4,576		Wrigley (Wm.) Jr Co	292,864
		TOTAL FOOD AND KINDRED PRODUCTS	14,216,713

FOOD STORES - 0.26%
9,640		Albertson's, Inc	247,459
37		Arden Group, Inc (Class A)	3,438
453		Great Atlantic & Pacific Tea Co, Inc	15,823
636		Ingles Markets, Inc (Class A)	11,334
1,773	*	Krispy Kreme Doughnuts, Inc	15,922
18,996		Kroger Co	386,759
327	*	Pantry, Inc	20,402
1,200	*	Pathmark Stores, Inc	12,552
814		Ruddick Corp	19,788
352	*	Smart & Final, Inc	5,769
314		Weis Markets, Inc	13,995
3,598		Whole Foods Market, Inc	239,051
665	*	Wild Oats Markets, Inc	13,519
		TOTAL FOOD STORES	1,005,811

FORESTRY - 0.12%
6,321		Weyerhaeuser Co	457,830
		TOTAL FORESTRY	457,830

FURNITURE AND FIXTURES - 0.40%
300		Bassett Furniture Industries, Inc	5,985
1,642	*	BE Aerospace, Inc	41,247
976		Ethan Allen Interiors, Inc	41,012
1,351		Furniture Brands International, Inc	33,113
1,898		Herman Miller, Inc	61,514
1,348		Hillenbrand Industries, Inc	74,127
1,516		HNI Corp	89,444
164		Hooker Furniture Corp	3,100
1,255	*	Interface, Inc (Class A)	17,332
4,934		Johnson Controls, Inc	374,639
620		Kimball International, Inc (Class B)	9,325
1,120		La-Z-Boy, Inc	19,040
4,937		Leggett & Platt, Inc	120,315
11,298		Masco Corp	367,072
7,322		Newell Rubbermaid, Inc	184,441
1,025	*	Select Comfort Corp	40,539
340		Stanley Furniture Co, Inc	9,945

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE
1,121	*	Tempur-Pedic International, Inc	$15,862
		TOTAL FURNITURE AND FIXTURES	1,508,052

FURNITURE AND HOMEFURNISHINGS STORES - 0.39%
7,666	*	Bed Bath & Beyond, Inc	294,374
10,554		Best Buy Co, Inc	590,285
4,606		Circuit City Stores, Inc	112,755
707	*	Cost Plus, Inc	12,090
1,384	*	GameStop Corp	65,242
672	*	Guitar Center, Inc	32,054
768		Haverty Furniture Cos, Inc	11,021
1,403	*	Mohawk Industries, Inc	113,250
650		Movie Gallery, Inc	1,963
2,367		Pier 1 Imports, Inc	27,481
3,459		RadioShack Corp	66,517
741	*	Restoration Hardware, Inc	4,216
1,682		Steelcase, Inc (Class A)	30,276
1,353	*	The Bombay Co, Inc	4,465
228	*	Trans World Entertainment Corp	1,270
2,950		Williams-Sonoma, Inc	125,080
		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	1,492,339

GENERAL BUILDING CONTRACTORS - 0.45%
90	*	Avatar Holdings, Inc	5,490
1,053		Beazer Homes USA, Inc	69,182
344		Brookfield Homes Corp	17,840
201	*	California Coastal Communities, Inc	7,457
3,346		Centex Corp	207,419
7,086		DR Horton, Inc	235,397
864	*	Hovnanian Enterprises, Inc (Class A)	37,956
2,070		KB Home	134,509
3,524		Lennar Corp (Class A)	212,779
266		M/I Homes, Inc	12,502
139	v*	Mascotech (Escrow)	-
795		MDC Holdings, Inc	51,126
586	*	Meritage Homes Corp	32,207
134	*	NVR, Inc	99,019
514	*	Perini Corp	15,610
5,692		Pulte Homes, Inc	218,687
1,222		Ryland Group, Inc	84,807
1,744		Standard-Pacific Corp	58,633
382		Technical Olympic USA, Inc	7,774
2,830	*	Toll Brothers, Inc	98,003
942		Walter Industries, Inc	62,756
909	*	WCI Communities, Inc	25,288
113	*	William Lyon Homes, Inc	10,812
		TOTAL GENERAL BUILDING CONTRACTORS	1,705,253

GENERAL MERCHANDISE STORES - 1.78%
1,137	*	99 Cents Only Stores	15,418
3,096	*	Big Lots, Inc	43,220
1,975	*	BJ's Wholesale Club, Inc	62,232
12,619		Costco Wholesale Corp	683,445
1,749		Dillard's, Inc (Class A)	45,544
8,718		Dollar General Corp	154,047
2,856	*	Dollar Tree Stores, Inc	79,026
4,192		Family Dollar Stores, Inc	111,507

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE
7,056		Federated Department Stores, Inc	$515,088
1,283		Fred's, Inc	17,013
5,377		JC Penney Co, Inc	324,825
373	*	Retail Ventures, Inc	5,468
3,234		Saks, Inc	62,416
23,078		Target Corp	1,200,287
12,531		TJX Cos, Inc	311,019
668		Tuesday Morning Corp	15,424
65,631		Wal-Mart Stores, Inc	3,100,408
		TOTAL GENERAL MERCHANDISE STORES	6,746,387

HEALTH SERVICES - 0.94%
1,059	*	Alliance Imaging, Inc	6,820
778	*	Allied Healthcare International, Inc	3,773
507	*	Amedisys, Inc	17,618
300	*	America Service Group, Inc	3,909
5,438		AmerisourceBergen Corp	262,492
793	*	Amsurg Corp	17,993
1,196	*	Apria Healthcare Group, Inc	27,484
672	*	Array Biopharma, Inc	6,142
500	*	Bio-Reference Labs, Inc	9,020
190		Brookdale Senior Living, Inc	7,173
11,981		Caremark Rx, Inc	589,226
2,280	*	Community Health Systems, Inc	82,422
4,158	*	Coventry Health Care, Inc	224,449
2,697	*	DaVita, Inc	162,386
604	*	Enzo Biochem, Inc	8,154
517	*	Genesis HealthCare Corp	22,717
671	*	Gentiva Health Services, Inc	12,219
10,743		HCA, Inc	491,922
6,304		Health Management Associates, Inc (Class A)	135,977
867	*	Healthways, Inc	44,165
2,018		Hooper Holmes, Inc	5,832
708	*	Kindred Healthcare, Inc	17,806
3,338	*	Laboratory Corp of America Holdings	195,206
635		LCA-Vision, Inc	31,820
1,383	*	LifePoint Hospitals, Inc	43,011
2,396	*	Lincare Holdings, Inc	93,348
751	*	Magellan Health Services, Inc	30,393
1,989		Manor Care, Inc	88,212
170	*	Medcath Corp	3,250
7,902	*	Medco Health Solutions, Inc	452,152
175		National Healthcare Corp	7,014
631	*	Odyssey HealthCare, Inc	10,860
1,087		Option Care, Inc	15,370
1,537	*	Orchid Cellmark, Inc	8,822
1,400	*	PainCare Holdings, Inc	2,674
633	*	Pediatrix Medical Group, Inc	64,971
1,358	*	Psychiatric Solutions, Inc	44,991
400	*	Radiation Therapy Services, Inc	10,204
500	*	RehabCare Group, Inc	9,425
233	*	Symbion, Inc	5,277
12,116	*	Tenet Healthcare Corp	89,416
2,108	*	Triad Hospitals, Inc	88,325
302	*	U.S. Physical Therapy, Inc	5,167
1,188	*	United Surgical Partners International, Inc	42,067
1,141		Universal Health Services, Inc (Class B)	57,951

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE
309	*	VistaCare, Inc (Class A)	$4,790
		TOTAL HEALTH SERVICES	3,564,415

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.11%
1,044	*	Dycom Industries, Inc	22,185
2,306		Fluor Corp	197,855
1,009		Granite Construction, Inc	49,118
243	*	Infrasource Services, Inc	4,182
675	*	Insituform Technologies, Inc (Class A)	17,955
1,433	*	Jacobs Engineering Group, Inc	124,298
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	415,593

HOLDING AND OTHER INVESTMENT OFFICES - 2.78%
326	*	4Kids Entertainment, Inc	5,604
1,000		Aames Investment Corp	5,680
690		Acadia Realty Trust	16,250
695		Affordable Residential Communities	7,298
496		Agree Realty Corp	15,922
54	*	Alexander's, Inc	15,606
499		Alexandria Real Estate Equities, Inc	47,570
2,246		AMB Property Corp	121,890
400		American Campus Communities, Inc	10,364
2,993		American Capital Strategies Ltd	105,234
3,293		American Financial Realty Trust	38,363
921		American Home Mortgage Investment Corp	28,744
3,324		Annaly Mortgage Management, Inc	40,353
1,284		Anthracite Capital, Inc	14,098
1,557		Anworth Mortgage Asset Corp	12,238
2,490		Apartment Investment & Management Co (Class A)	116,781
1,369		Apollo Investment Corp	24,382
197		Arbor Realty Trust, Inc	5,317
5,610		Archstone-Smith Trust	273,600
1,596		Arden Realty, Inc	72,027
590		Ares Capital Corp	10,136
1,164		Ashford Hospitality Trust, Inc	14,434
1,906		AvalonBay Communities, Inc	207,945
477		Bedford Property Investors	12,846
1,014		BioMed Realty Trust, Inc	30,055
2,922		Boston Properties, Inc	272,477
470	*	Boykin Lodging Co	5,306
2,273		Brandywine Realty Trust	72,190
1,328		BRE Properties, Inc (Class A)	74,368
1,211		Camden Property Trust	87,253
637		Capital Lease Funding, Inc	7,064
77		Capital Southwest Corp	7,354
373		Capital Trust, Inc	11,608
1,526		CarrAmerica Realty Corp	68,075
1,124		CBL & Associates Properties, Inc	47,714
463		Cedar Shopping Centers, Inc	7,334
309		CentraCore Properties Trust	7,740
300		Cherokee, Inc	12,081
1,012		Choice Hotels International, Inc	46,329
1,100		Colonial Properties Trust	55,143
600		Columbia Equity Trust, Inc	10,548
1,367		Commercial Net Lease Realty, Inc	31,851
957		Corporate Office Properties Trust	43,773
936		Cousins Properties, Inc	31,290

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE
2,446		Crescent Real Estate Equities Co	$51,537
700		Deerfield Triarc Capital Corp	9,443
2,785		Developers Diversified Realty Corp	152,479
553		DiamondRock Hospitality Co	7,637
300		Digital Realty Trust, Inc	8,451
721	*	Dolby Laboratories, Inc (Class A)	15,069
473	*	DTS, Inc	9,299
3,715		Duke Realty Corp	140,984
570		EastGroup Properties, Inc	27,041
1,300		ECC Capital Corp	1,976
600		Education Realty Trust, Inc	9,180
663		Entertainment Properties Trust	27,833
1,440		Equity Inns, Inc	23,328
476		Equity Lifestyle Properties, Inc	23,681
10,076		Equity Office Properties Trust	338,352
800		Equity One, Inc	19,648
7,552		Equity Residential	353,358
644		Essex Property Trust, Inc	70,022
1,100		Extra Space Storage, Inc	18,909
1,367		Federal Realty Investment Trust	102,798
1,200		FelCor Lodging Trust, Inc	25,320
1,272		Fieldstone Investment Corp	15,010
1,143		First Industrial Realty Trust, Inc	48,795
423		First Potomac Realty Trust	11,950
3,885		Friedman Billings Ramsey Group, Inc	36,441
4,722		General Growth Properties, Inc	230,764
629		Getty Realty Corp	18,304
236		Gladstone Capital Corp	5,086
430		Gladstone Investment Corp	6,493
847		Glenborough Realty Trust, Inc	18,422
789		Glimcher Realty Trust	22,408
390		Global Signal, Inc	19,188
800		GMH Communities Trust	9,312
543		Government Properties Trust, Inc	5,180
400		Gramercy Capital Corp	9,972
350		Harris & Harris Group, Inc	4,883
3,586		Health Care Property Investors, Inc	101,842
1,487		Health Care REIT, Inc	56,655
1,251		Healthcare Realty Trust, Inc	46,762
713		Heritage Property Investment Trust	28,228
974		Highland Hospitality Corp	12,380
1,624		Highwoods Properties, Inc	54,778
914		Home Properties, Inc	46,705
1,700		HomeBanc Corp	14,943
1,756		Hospitality Properties Trust	76,685
9,120		Host Marriott Corp	195,168
5,594		HRPT Properties Trust	65,674
571		IHOP Corp	27,374
2,165		IMPAC Mortgage Holdings, Inc	20,871
1,748		Inland Real Estate Corp	28,510
920		Innkeepers U.S.A. Trust	15,594
1,494	*	Interdigital Communications Corp	36,633
1,600		Investors Real Estate Trust	15,264
1,600		iShares Russell 2000 Index Fund	121,600
1,200		iShares Russell Midcap Index Fund	113,604
3,022		iStar Financial, Inc	115,682
800		Kilroy Realty Corp	61,808

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE
5,110		Kimco Realty Corp	$207,670
700		Kite Realty Group Trust	11,165
800		KKR Financial Corp	17,944
931		LaSalle Hotel Properties	38,171
1,140		Lexington Corporate Properties Trust	23,769
2,352		Liberty Property Trust	110,920
355		LTC Properties, Inc	8,257
1,028		Luminent Mortgage Capital, Inc	8,337
1,693		Macerich Co	125,197
1,607		Mack-Cali Realty Corp	77,136
1,186	*	Macrovision Corp	26,270
956		Maguire Properties, Inc	34,894
1,244		MCG Capital Corp	17,553
2,480	*	MeriStar Hospitality Corp	25,742
2,141		MFA Mortgage Investments, Inc	13,595
569		Mid-America Apartment Communities, Inc	31,153
1,511		Mills Corp	42,308
1,154	*	MIPS Technologies, Inc	8,609
500		MortgageIT Holdings, Inc	5,415
913		National Health Investors, Inc	23,190
1,874		Nationwide Health Properties, Inc	40,291
1,272		New Century Financial Corp	58,537
2,873		New Plan Excel Realty Trust	74,526
1,140		Newcastle Investment Corp	27,269
458		NGP Capital Resources Co	6,229
700		NorthStar Realty Finance Corp	7,665
704		Novastar Financial, Inc	23,542
1,305		Omega Healthcare Investors, Inc	18,296
400		One Liberty Properties, Inc	7,932
600		Opteum, Inc	5,136
900		Origen Financial, Inc	5,472
1,070		Pan Pacific Retail Properties, Inc	75,863
509		Parkway Properties, Inc	22,233
1,044		Pennsylvania Real Estate Investment Trust	45,936
90	*	Pico Holdings, Inc	2,960
1,037		Post Properties, Inc	46,147
798		Potlatch Corp	34,186
1,221	*	Price Communications Corp	21,599
6,356		Prologis	340,046
437		PS Business Parks, Inc	24,437
2,174		Public Storage, Inc	176,594
731		RAIT Investment Trust	20,643
2,424	*	Rambus, Inc	95,360
311		Ramco-Gershenson Properties	9,414
1,965		Rayonier, Inc	89,584
2,302		Realty Income Corp	55,731
2,127		Reckson Associates Realty Corp	97,459
514		Redwood Trust, Inc	22,266
1,645		Regency Centers Corp	110,528
650		Republic Property Trust	7,651
429		Royal Gold, Inc	15,526
340		Saul Centers, Inc	14,929
1,300		Saxon Capital, Inc	13,572
1,322		Senior Housing Properties Trust	23,928
1,309		Shurgard Storage Centers, Inc (Class A)	87,219
4,487		Simon Property Group, Inc	377,536
474		Sizeler Property Investors, Inc	6,996

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE
1,035		SL Green Realty Corp	$105,053
368		Sovran Self Storage, Inc	20,314
8,700		SPDR Trust Series 1	1,129,521
1,400		Spirit Finance Corp	17,080
1,100		Strategic Hotel Capital, Inc	25,608
366		Sun Communities, Inc	12,938
800		Sunstone Hotel Investors, Inc	23,176
371	*	SurModics, Inc	13,119
766		Tanger Factory Outlet Centers, Inc	26,358
1,400		Taubman Centers, Inc	58,338
2,954		Thornburg Mortgage, Inc	79,935
559		Town & Country Trust	22,690
2,431		Trizec Properties, Inc	62,550
1,258		Trustreet Properties, Inc	19,109
3,488		United Dominion Realty Trust, Inc	99,548
488		Universal Health Realty Income Trust	17,827
562		Urstadt Biddle Properties, Inc (Class A)	10,116
791		U-Store-It Trust	15,939
2,492		Ventas, Inc	82,685
3,188		Vornado Realty Trust	306,048
1,105		Washington Real Estate Investment Trust	40,134
2,101		Weingarten Realty Investors	85,616
600		Winston Hotels, Inc	6,822
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	10,558,605

HOTELS AND OTHER LODGING PLACES - 0.38%
632		Ameristar Casinos, Inc	16,299
950	*	Aztar Corp	39,891
1,136		Boyd Gaming Corp	56,732
1,045	*	Gaylord Entertainment Co	47,422
665	*	Great Wolf Resorts, Inc	7,707
9,942		Hilton Hotels Corp	253,123
543	*	Isle of Capri Casinos, Inc	18,071
500	*	Las Vegas Sands Corp	28,330
4,707		Marriott International, Inc (Class A)	322,900
3,260	*	MGM Mirage	140,473
5,627	*	Starwood Hotels & Resorts Worldwide, Inc	381,117
1,452		Station Casinos, Inc	115,245
796	*	Vail Resorts, Inc	30,423
		TOTAL HOTELS AND OTHER LODGING PLACES	1,457,733

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.60%
9,999	*	3Com Corp	51,195
315	*	3D Systems Corp	6,732
20,054		3M Co	1,517,887
128		Aaon, Inc	3,060
696		Actuant Corp	42,609
2,884	*	Adaptec, Inc	15,949
1,946	*	Advanced Digital Information Corp	17,086
2,424	*	AGCO Corp	50,274
741		Albany International Corp (Class A)	28,225
4,876		American Standard Cos, Inc	208,985
21,438	*	Apple Computer, Inc	1,344,591
415	*	Applied Films Corp	8,063
43,452		Applied Materials, Inc	760,845
455	*	Astec Industries, Inc	16,335
354	*	ASV, Inc	11,406

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE
1,413	*	Asyst Technologies, Inc	$14,709
1,183	*	Avocent Corp	37,548
2,844	*	Axcelis Technologies, Inc	16,666
2,029		Black & Decker Corp	176,300
252	*	Blue Coat Systems, Inc	5,478
1,362		Briggs & Stratton Corp	48,174
2,121	*	Brooks Automation, Inc	30,203
796		Bucyrus International, Inc (Class A)	38,359
813		Carlisle Cos, Inc	66,503
328		Cascade Corp	17,335
17,810		Caterpillar, Inc	1,278,936
2,247	*	Cirrus Logic, Inc	19,055
1,380		Clarcor, Inc	49,128
576	*	Coinstar, Inc	14,924
1,196		Cummins, Inc	125,700
1,006	*	Cymer, Inc	45,713
6,421		Deere & Co	507,580
60,377	*	Dell, Inc	1,796,820
1,867		Diebold, Inc	76,734
604	*	Digi International, Inc	7,049
1,931		Donaldson Co, Inc	65,248
1,200	*	Dot Hill Systems Corp	8,520
5,306		Dover Corp	257,659
500	*	Dresser-Rand Group, Inc	12,425
3,925		Eaton Corp	286,407
570	*	Echelon Corp	5,381
1,285	*	Electronics for Imaging, Inc	35,941
63,305	*	EMC Corp	862,847
1,200	*	Emcore Corp	12,264
1,918	*	Emulex Corp	32,779
549	*	EnPro Industries, Inc	18,831
600	*	ESCO Technologies, Inc	30,390
2,903	*	Extreme Networks, Inc	14,573
448	*	FalconStor Software, Inc	4,234
322	*	Fargo Electronics, Inc	5,445
4,657	*	Finisar Corp	23,052
368	*	Flanders Corp	4,298
1,541	*	Flowserve Corp	89,902
1,696	*	FMC Technologies, Inc	86,869
3,132	*	Foundry Networks, Inc	56,877
654	*	Gardner Denver, Inc	42,641
6,285	*	Gateway, Inc	13,764
261	*	Gehl Co	8,644
125		Gorman-Rupp Co	3,050
1,799		Graco, Inc	81,729
3,240	*	Grant Prideco, Inc	138,802
100		Gulf Island Fabrication, Inc	2,367
75,378		Hewlett-Packard Co	2,479,936
465	*	Hydril	36,247
1,347	*	Hypercom Corp	12,527
1,320		IDEX Corp	68,864
1,102	*	Intermec, Inc	33,622
42,042		International Business Machines Corp	3,467,204
8,960		International Game Technology	315,571
471	*	Intevac, Inc	13,555
2,732		JLG Industries, Inc	84,118
3,127		Joy Global, Inc	186,901

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE
14,225	*	Juniper Networks, Inc	$271,982
277	*	Kadant, Inc	6,288
816		Kaydon Corp	32,934
1,026		Kennametal, Inc	62,730
1,778	*	Kulicke & Soffa Industries, Inc	16,962
3,747	*	Lam Research Corp	161,121
1,350		Lennox International, Inc	40,311
2,837	*	Lexmark International, Inc	128,743
1,041		Lincoln Electric Holdings, Inc	56,204
347		Lindsay Manufacturing Co	9,400
400		Lufkin Industries, Inc	22,176
698		Manitowoc Co, Inc	63,623
1,123	*	Mattson Technology, Inc	13,476
3,375	*	McData Corp (Class A)	15,593
160	*	Metrologic Instruments, Inc	3,701
126	*	Middleby Corp	10,549
696	*	Mobility Electronics, Inc	5,798
2,667	*	MRV Communications, Inc	10,935
108		Nacco Industries, Inc (Class A)	16,628
909	*	Netgear, Inc	17,280
9,543	*	Network Appliance, Inc	343,834
286		NN, Inc	3,692
806		Nordson Corp	40,187
3,326	*	Novellus Systems, Inc	79,824
900	*	Oil States International, Inc	33,165
3,241		Pall Corp	101,087
2,354	*	Palm, Inc	54,519
300	*	PAR Technology Corp	5,322
3,212		Parker Hannifin Corp	258,919
2,766		Pentair, Inc	112,715
703	*	Presstek, Inc	8,366
3,577	*	Quantum Corp	13,378
130	*	Rackable Systems, Inc	6,871
438	*	Radisys Corp	8,694
300	*	Rimage Corp	6,774
4,796		Rockwell Automation, Inc	344,880
669	*	SafeNet, Inc	17,715
5,016	*	SanDisk Corp	288,520
45		Sauer-Danfoss, Inc	1,033
1,684	*	Scientific Games Corp (Class A)	59,159
200	*	Semitool, Inc	2,274
5,444		Smith International, Inc	212,098
23,271	*	Solectron Corp	93,084
1,638		SPX Corp	87,502
2,274		Stanley Works	115,201
186	*	Stratasys, Inc	5,483
6,474		Symbol Technologies, Inc	68,495
234		Tennant Co	12,243
1,388	*	Terex Corp	109,985
1,936		Timken Co	62,475
1,189		Toro Co	56,775
341	*	TurboChef Technologies, Inc	4,160
810	*	Ultratech, Inc	19,829
1,441	*	Varian Semiconductor Equipment Associates, Inc	40,463
647	*	Veeco Instruments, Inc	15,107
647	*	VeriFone Holdings, Inc	19,598
280	*	Water Pik Technologies, Inc	7,759

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE
5,786	*	Western Digital Corp	$112,422
1,879	*	Zebra Technologies Corp (Class A)	84,029
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	21,243,710

INSTRUMENTS AND RELATED PRODUCTS - 4.19%
492	*	Abaxis, Inc	11,159
429	*	Abiomed, Inc	5,534
266	*	ADE Corp	8,145
1,672	*	Aeroflex, Inc	22,957
1,784	*	Affymetrix, Inc	58,747
11,258	*	Agilent Technologies, Inc	422,738
1,500	*	Align Technology, Inc	13,755
1,794	*	American Medical Systems Holdings, Inc	40,365
214	*	American Science & Engineering, Inc	19,988
1,842		Ametek, Inc	82,816
360		Analogic Corp	23,832
4,935		Applera Corp (Applied Biosystems Group)	133,936
232	*	ARGON ST, Inc	7,779
547		Arrow International, Inc	17,870
700	*	Arthrocare Corp	33,474
449	*	Aspect Medical Systems, Inc	12,321
1,023	*	Avid Technology, Inc	44,460
144		Badger Meter, Inc	8,205
2,766		Bard (C.R.), Inc	187,562
1,394		Bausch & Lomb, Inc	88,798
17,090		Baxter International, Inc	663,263
1,612		Beckman Coulter, Inc	87,967
6,588		Becton Dickinson & Co	405,689
6,562		Biomet, Inc	233,082
432	*	Bio-Rad Laboratories, Inc (Class A)	26,935
17,195	*	Boston Scientific Corp	396,345
446	*	Bruker BioSciences Corp	2,408
414	*	Candela Corp	8,942
74	*	Catapult Communications Corp	984
1,175	*	Cepheid, Inc	10,763
372		CNS, Inc	8,013
1,131		Cognex Corp	33,523
793	*	Coherent, Inc	27,842
475		Cohu, Inc	10,080
987	*	Conmed Corp	18,901
1,094		Cooper Cos, Inc	59,109
2,710	*	Credence Systems Corp	19,891
360		Cubic Corp	8,618
555	*	Cyberonics, Inc	14,302
2,908	*	Cytyc Corp	81,947
6,155		Danaher Corp	391,150
446		Datascope Corp	17,644
2,100		Dentsply International, Inc	122,115
543	*	DHB Industries, Inc	2,596
526	*	Dionex Corp	32,338
503	*	DJ Orthopedics, Inc	19,999
992		DRS Technologies, Inc	54,431
7,483		Eastman Kodak Co	212,817
656		EDO Corp	20,238
1,437	*	Edwards Lifesciences Corp	62,510
866	*	Encore Medical Corp	4,434
565	*	Esterline Technologies Corp	24,154

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE
127	*	ev3, Inc	$2,249
298	*	FARO Technologies, Inc	4,247
815	*	FEI Co	16,178
3,184	*	Fisher Scientific International, Inc	216,671
1,894	*	Flir Systems, Inc	53,809
781	*	Formfactor, Inc	30,709
1,212	*	Fossil, Inc	22,519
357	*	Foxhollow Technologies, Inc	10,906
8,467		Guidant Corp	660,934
671	*	Haemonetics Corp	34,067
463	*	Herley Industries, Inc	9,667
1,026	*	Hologic, Inc	56,789
283	*	ICU Medical, Inc	10,242
511	*	I-Flow Corp	6,807
600	*	II-VI, Inc	10,854
819	*	Illumina, Inc	19,451
294	*	Innovative Solutions & Support, Inc	3,822
1,170	*	Input/Output, Inc	11,361
454	*	Integra LifeSciences Holdings Corp	18,605
1,099	*	Intermagnetics General Corp	27,530
343	*	Intralase Corp	7,958
937	*	Intuitive Surgical, Inc	110,566
737		Invacare Corp	22,891
420	*	IRIS International, Inc	6,565
593	*	Itron, Inc	35,491
995	*	Ixia	14,189
77,725		Johnson & Johnson	4,602,875
328		Keithley Instruments, Inc	5,038
207	*	Kensey Nash Corp	5,920
5,143		Kla-Tencor Corp	248,715
655	*	Kyphon, Inc	24,366
300	*	LaBarge, Inc	4,485
509	*	Laserscope	12,038
219	*	LeCroy Corp	3,427
2,794	*	Lexar Media, Inc	23,973
800	*	Lifecell Corp	18,040
1,706	*	LTX Corp	9,212
563	*	Luminex Corp	8,366
301	*	Measurement Specialties, Inc	7,871
31,519		Medtronic, Inc	1,599,589
1,051		Mentor Corp	47,621
814	*	Merit Medical Systems, Inc	9,776
1,088	*	Mettler-Toledo International, Inc	65,650
1,370	*	Millipore Corp	100,092
672		Mine Safety Appliances Co	28,224
854	*	MKS Instruments, Inc	20,009
369	*	Molecular Devices Corp	12,236
824		Movado Group, Inc	19,018
609		MTS Systems Corp	25,474
200	*	Neurometrix, Inc	7,788
1,300	*	Newport Corp	24,518
404	*	NuVasive, Inc	7,615
609		Oakley, Inc	10,365
970	*	OraSure Technologies, Inc	9,991
347	*	OSI Systems, Inc	7,332
338	*	Palomar Medical Technologies, Inc	11,306
3,347		PerkinElmer, Inc	78,554

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE
500	*	Photon Dynamics, Inc	$9,375
6,109		Pitney Bowes, Inc	262,259
1,824	*	Resmed, Inc	80,220
1,862	*	Respironics, Inc	72,450
2,220		Roper Industries, Inc	107,959
814	*	Rudolph Technologies, Inc	13,879
925	*	Sirf Technology Holdings, Inc	32,754
300	*	Somanetics Corp	6,624
600	*	SonoSite, Inc	24,384
9,524	*	St. Jude Medical, Inc	390,484
2,032		STERIS Corp	50,150
7,742		Stryker Corp	343,280
1,064	*	Sybron Dental Specialties, Inc	43,879
300	*	Symmetry Medical, Inc	6,363
2,257		Tektronix, Inc	80,597
5,161	*	Teradyne, Inc	80,047
4,198	*	Thermo Electron Corp	155,704
1,256	*	ThermoGenesis Corp	5,087
1,349	*	Thoratec Corp	25,995
1,427	*	Trimble Navigation Ltd	64,286
775	*	TriPath Imaging, Inc	5,410
3,445	*	Varian Medical Systems, Inc	193,471
804	*	Varian, Inc	33,109
1,005	*	Viasys Healthcare, Inc	30,230
81		Vital Signs, Inc	4,449
2,806	*	Waters Corp	121,079
754	*	Wright Medical Group, Inc	14,892
24,956	*	Xerox Corp	379,331
544		X-Rite, Inc	7,224
300		Young Innovations, Inc	10,956
6,559	*	Zimmer Holdings, Inc	443,388
300	*	Zoll Medical Corp	7,902
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	15,919,249

INSURANCE AGENTS, BROKERS AND SERVICE - 0.56%
8,265		AON Corp	343,080
973	*	BioScrip, Inc	7,015
2,944		Brown & Brown, Inc	97,741
2,463	*	ChoicePoint, Inc	110,219
454		Clark, Inc	5,362
90	*	Corvel Corp	1,982
364		Crawford & Co (Class B)	2,184
1,169		Erie Indemnity Co (Class A)	61,536
3,238	*	Express Scripts, Inc	284,620
2,279		Gallagher (Arthur J.) & Co	63,379
7,689		Hartford Financial Services Group, Inc	619,349
415	*	HealthExtras, Inc	14,650
977		Hilb Rogal & Hobbs Co	40,272
14,038		Marsh & McLennan Cos, Inc	412,156
917		National Financial Partners Corp	51,829
993	*	USI Holdings Corp	16,017
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	2,131,391

INSURANCE CARRIERS - 5.06%
637		21st Century Insurance Group	10,065
15,166		Aetna, Inc	745,257
400		Affirmative Insurance Holdings, Inc	5,284

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE
13,074		Aflac, Inc	$590,030
1,285		Alfa Corp	22,025
111	*	Alleghany Corp	32,135
17,416		Allstate Corp	907,548
2,811		Ambac Financial Group, Inc	223,756
861		American Equity Investment Life Holding Co	12,347
1,014		American Financial Group, Inc	42,193
59,797		American International Group, Inc	3,951,984
183		American National Insurance Co	20,511
300	*	American Physicians Capital, Inc	14,400
1,329	*	AMERIGROUP Corp	27,962
1,024		AmerUs Group Co	61,686
723	*	Argonaut Group, Inc	25,703
2,888		Assurant, Inc	142,234
437		Baldwin & Lyons, Inc (Class B)	11,602
426		Bristol West Holdings, Inc	8,201
1,142	*	Centene Corp	33,312
849	*	Ceres Group, Inc	4,686
5,373		Chubb Corp	512,799
3,211		Cigna Corp	419,421
4,501		Cincinnati Financial Corp	189,357
1,386	*	Citizens, Inc	7,152
643	*	CNA Financial Corp	20,473
362	*	CNA Surety Corp	6,056
3,868	*	Conseco, Inc	96,004
835		Delphi Financial Group, Inc (Class A)	43,111
641		Direct General Corp	10,903
117		Donegal Group, Inc	3,053
400		EMC Insurance Group, Inc	11,148
579		FBL Financial Group, Inc (Class A)	19,947
4,338		Fidelity National Financial, Inc	154,129
759		Fidelity National Title Group, Inc	17,282
576	*	First Acceptance Corp	7,661
2,010		First American Corp	78,712
226	*	Fpic Insurance Group, Inc	8,543
5,634		Genworth Financial, Inc	188,345
101		Great American Financial Resources, Inc	1,993
1,433		Hanover Insurance Group, Inc	75,118
475		Harleysville Group, Inc	14,103
2,611		HCC Insurance Holdings, Inc	90,863
3,013	*	Health Net, Inc	153,121
887		Horace Mann Educators Corp	16,676
4,096	*	Humana, Inc	215,654
180		Independence Holding Co	4,151
582		Infinity Property & Casualty Corp	24,293
3,557		Jefferson-Pilot Corp	198,979
91		Kansas City Life Insurance Co	4,663
545	*	KMG America Corp	4,665
473		LandAmerica Financial Group, Inc	32,093
2,275		Leucadia National Corp	135,727
4,530		Lincoln National Corp	247,293
3,893		Loews Corp	393,972
256	*	Markel Corp	86,446
3,528		MBIA, Inc	212,139
753		Mercury General Corp	41,340
10,839		Metlife, Inc	524,282
2,348		MGIC Investment Corp	156,447

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE
306		Midland Co	$10,704
200	*	Molina Healthcare, Inc	6,694
29		National Western Life Insurance Co (Class A)	6,736
1,583		Nationwide Financial Services, Inc (Class A)	68,101
300	*	Navigators Group, Inc	14,880
329		Odyssey Re Holdings Corp	7,139
1,897		Ohio Casualty Corp	60,135
6,043		Old Republic International Corp	131,858
1,344	*	Philadelphia Consolidated Holding Co	45,884
2,572		Phoenix Cos, Inc	41,924
1,362	*	PMA Capital Corp (Class A)	13,865
2,433		PMI Group, Inc	111,723
162		Pre-Paid Legal Services, Inc	5,748
370		Presidential Life Corp	9,402
7,657		Principal Financial Group	373,662
737	*	ProAssurance Corp	38,324
5,180		Progressive Corp	540,067
1,841		Protective Life Corp	91,571
13,495		Prudential Financial, Inc	1,023,056
2,243		Radian Group, Inc	135,141
834		Reinsurance Group Of America, Inc	39,440
488		RLI Corp	27,962
3,350		Safeco Corp	168,204
282		Safety Insurance Group, Inc	12,876
500	*	SeaBright Insurance Holdings, Inc	8,710
742		Selective Insurance Group, Inc	39,326
1,250	*	Sierra Health Services, Inc	50,875
17,561		St. Paul Travelers Cos, Inc	733,874
1,458		Stancorp Financial Group, Inc	78,892
374		State Auto Financial Corp	12,608
432		Stewart Information Services Corp	20,339
2,713		Torchmark Corp	154,912
435		Tower Group, Inc	10,049
598		Transatlantic Holdings, Inc	34,953
263	*	Triad Guaranty, Inc	12,335
928		UICI	34,327
398		United Fire & Casualty Co	13,094
35,506		UnitedHealth Group, Inc	1,983,365
1,256		Unitrin, Inc	58,417
650	*	Universal American Financial Corp	10,010
7,761		UnumProvident Corp	158,945
2,812		W.R. Berkley Corp	163,265
487	*	WellCare Health Plans, Inc	22,129
16,397	*	WellPoint, Inc	1,269,620
621		Zenith National Insurance Corp	29,889
		TOTAL INSURANCE CARRIERS	19,206,065

JUSTICE, PUBLIC ORDER AND SAFETY - 0.01%
944	*	Corrections Corp of America	42,669
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	42,669

LEATHER AND LEATHER PRODUCTS - 0.14%
469		Brown Shoe Co, Inc	24,613
10,050	*	Coach, Inc	347,529
648		K-Swiss, Inc (Class A)	19,531
300		Kenneth Cole Productions, Inc (Class A)	8,310
499	*	Skechers U.S.A., Inc (Class A)	12,440

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE
268		Steven Madden Ltd	$9,514
1,173		Stride Rite Corp	16,985
1,374	*	Timberland Co (Class A)	47,032
1,606		Wolverine World Wide, Inc	35,541
		TOTAL LEATHER AND LEATHER PRODUCTS	521,495

LEGAL SERVICES - 0.01%
193	*	CRA International, Inc	9,507
1,106	*	FTI Consulting, Inc	31,554
		TOTAL LEGAL SERVICES	41,061

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.02%
2,498		Laidlaw International, Inc	67,946
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	67,946

LUMBER AND WOOD PRODUCTS - 0.10%
174		American Woodmark Corp	6,177
2,253	*	Champion Enterprises, Inc	33,705
347		Deltic Timber Corp	21,028
2,901		Louisiana-Pacific Corp	78,907
429	*	Palm Harbor Homes, Inc	9,193
4,929		Plum Creek Timber Co, Inc	182,028
134		Skyline Corp	5,545
200	*	Trex Co, Inc	6,340
455		Universal Forest Products, Inc	28,888
		TOTAL LUMBER AND WOOD PRODUCTS	371,811

METAL MINING - 0.40%
200		Alico, Inc	9,088
602		Cleveland-Cliffs, Inc	52,446
6,691	*	Coeur d'Alene Mines Corp	43,893
1,045		Delta & Pine Land Co	31,517
4,626		Freeport-McMoRan Copper & Gold, Inc (Class A)	276,496
4,323	*	Hecla Mining Co	28,575
10,758		Newmont Mining Corp	558,233
5,266		Phelps Dodge Corp	424,071
677		Southern Copper Corp	57,193
1,302	*	Stillwater Mining Co	21,431
		TOTAL METAL MINING	1,502,943

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.23%
870		Blyth, Inc	18,287
958		Brady Corp (Class A)	35,887
1,930		Callaway Golf Co	33,196
400		Daktronics, Inc	14,600
221		Escalade, Inc	2,451
3,789		Fortune Brands, Inc	305,507
4,091		Hasbro, Inc	86,320
815	*	Jakks Pacific, Inc	21,793
1,500	*	K2, Inc	18,825
10,364		Mattel, Inc	187,899
699		Nautilus, Inc	10,450
1,187	*	Progressive Gaming International Corp	11,360
360	*	RC2 Corp	14,332
239		Russ Berrie & Co, Inc	3,633
1,005	*	Shuffle Master, Inc	35,919
189	*	Steinway Musical Instruments, Inc	6,090

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE
829	*	WMS Industries, Inc	$24,953
1,163		Yankee Candle Co, Inc	31,831
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	863,333

MISCELLANEOUS RETAIL - 1.19%
143	*	1-800 Contacts, Inc	1,923
1,405	*	1-800-FLOWERS.COM, Inc (Class A)	9,976
564	*	AC Moore Arts & Crafts, Inc	10,378
1,891		Alberto-Culver Co	83,639
229	*	Alloy, Inc	3,071
7,951	*	Amazon.com, Inc	290,291
1,303		Barnes & Noble, Inc	60,264
500		Big 5 Sporting Goods Corp	9,790
202		Blair Corp	8,365
389	*	Blue Nile, Inc	13,689
1,898		Borders Group, Inc	47,906
108	*	Build-A-Bear Workshop, Inc	3,310
801	*	Cabela's, Inc	16,437
996		Cash America International, Inc	29,900
1,620		CDW Corp	95,337
432	*	CKX, Inc	5,646
1,531	*	Coldwater Creek, Inc	42,562
21,236		CVS Corp	634,319
511	*	dELiA*s, Inc	4,773
400	*	Design Within Reach, Inc	2,276
849	*	Dick's Sporting Goods, Inc	33,680
1,400	*	Drugstore.com, Inc	4,326
660	*	First Cash Financial Services, Inc	13,193
600	*	FTD Group, Inc	5,814
545	*	GSI Commerce, Inc	9,265
988	*	Hibbett Sporting Goods, Inc	32,594
985	*	Insight Enterprises, Inc	21,680
991		Longs Drug Stores Corp	45,863
450	*	Matria Healthcare, Inc	17,082
3,654		Michaels Stores, Inc	137,317
575	*	Nutri/System, Inc	27,324
7,830	*	Office Depot, Inc	291,589
2,001		OfficeMax, Inc	60,370
306	*	Overstock.com, Inc	9,125
1,428	*	Petco Animal Supplies, Inc	33,658
3,826		Petsmart, Inc	107,664
677		PolyMedica Corp	28,678
12,886	*	Rite Aid Corp	51,544
2,577	*	Sears Holdings Corp	340,782
251	*	Sharper Image Corp	3,215
625	*	Sports Authority, Inc	23,063
490	*	Stamps.com, Inc	17,277
19,192		Staples, Inc	489,780
3,870		Tiffany & Co	145,280
394	*	Valuevision International, Inc (Class A)	5,035
26,744		Walgreen Co	1,153,469
1,466	*	Zale Corp	41,092
		TOTAL MISCELLANEOUS RETAIL	4,523,611

MOTION PICTURES - 1.22%
4,898		Blockbuster, Inc (Class A)	19,445
216		Carmike Cinemas, Inc	5,212

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE
2,338	*	Denny's Corp	$11,129
1,054	*	DreamWorks Animation SKG, Inc (Class A)	27,878
485		Marcus Corp	9,676
1,083	*	NetFlix, Inc	31,396
60,730		News Corp (Class A)	1,008,725
1,398	*	Pixar	89,668
947		Regal Entertainment Group (Class A)	17,813
1,074	*	Time Warner Telecom, Inc (Class A)	19,278
119,444		Time Warner, Inc	2,005,465
50,089		Walt Disney Co	1,396,982
325		World Wrestling Entertainment, Inc	5,493
		TOTAL MOTION PICTURES	4,648,160

NONDEPOSITORY INSTITUTIONS - 1.66%
460	*	Accredited Home Lenders Holding Co	23,543
1,900		Advance America Cash Advance Centers, Inc	27,322
391		Advanta Corp (Class B)	14,416
3,401		Allied Capital Corp	104,071
28,507		American Express Co	1,498,043
3,509	*	AmeriCredit Corp	107,832
261		Asta Funding, Inc	8,681
372		Beverly Hills Bancorp, Inc	3,943
7,744		Capital One Financial Corp	623,547
2,310		CapitalSource, Inc	57,473
1,377		CharterMac	27,953
629	*	CompuCredit Corp	23,153
15,406		Countrywide Financial Corp	565,400
700		Delta Financial Corp	6,685
2,470		Doral Financial Corp	28,529
352	*	Encore Capital Group, Inc	5,192
25,225		Fannie Mae	1,296,565
210		Federal Agricultural Mortgage Corp (Class C)	6,178
661		Financial Federal Corp	19,367
683		First Marblehead Corp	29,540
17,940		Freddie Mac	1,094,340
1,708		IndyMac Bancorp, Inc	69,908
400	*	Marlin Business Services, Inc	8,840
451	*	Nelnet, Inc	18,784
11,132		SLM Corp	578,196
127		Student Loan Corp	29,591
333	*	TNS, Inc	7,053
401	*	World Acceptance Corp	10,987
		TOTAL NONDEPOSITORY INSTITUTIONS	6,295,132

NONMETALLIC MINERALS, EXCEPT FUELS - 0.07%
401		AMCOL International Corp	11,549
477		CARBO Ceramics, Inc	27,146
530		Compass Minerals International, Inc	13,245
2,662		Vulcan Materials Co	230,662
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	282,602

OIL AND GAS EXTRACTION - 2.51%
6,142		Anadarko Petroleum Corp	620,403
8,552		Apache Corp	560,242
561	*	Atlas America, Inc	26,821
470	*	ATP Oil & Gas Corp	20,638

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE
362	*	Atwood Oceanics, Inc	$36,566
8,804		Baker Hughes, Inc	602,194
568		Berry Petroleum Co (Class A)	38,880
339	*	Bill Barrett Corp	11,048
8,502		BJ Services Co	294,169
625	*	Brigham Exploration Co	5,475
300	*	Bronco Drilling Co, Inc	7,890
10,045		Burlington Resources, Inc	923,236
1,179		Cabot Oil & Gas Corp (Class A)	56,509
353	*	Callon Petroleum Co	7,420
498	*	Carrizo Oil & Gas, Inc	12,943
1,464	*	Cheniere Energy, Inc	59,394
9,421		Chesapeake Energy Corp	295,914
2,117		Cimarex Energy Co	91,581
92	*	Clayton Williams Energy, Inc	3,765
1,066	*	Comstock Resources, Inc	31,650
2,994	*	Cooper Cameron Corp	131,976
157		Crosstex Energy, Inc	12,160
847	*	Delta Petroleum Corp	17,804
3,080	*	Denbury Resources, Inc	97,544
11,644		Devon Energy Corp	712,263
1,544		Diamond Offshore Drilling, Inc	138,188
8,957	*	Dynegy, Inc (Class A)	42,994
365	*	Edge Petroleum Corp	9,118
1,281	*	Encore Acquisition Co	39,711
1,600	*	Endeavour International Corp	4,656
870	*	Energy Partners Ltd	20,515
3,945		ENSCO International, Inc	202,970
3,178		Equitable Resources, Inc	116,029
1,000	*	EXCO Resources, Inc	12,530
1,291	*	Forest Oil Corp	47,999
1,353	*	FX Energy, Inc	7,076
1,694	*	Gasco Energy, Inc	9,486
2,729	*	Global Industries Ltd	39,543
273	*	Goodrich Petroleum Corp	7,371
4,422	*	Grey Wolf, Inc	32,900
11,627		Halliburton Co	849,004
2,145	*	Hanover Compressor Co	39,940
1,312	*	Harvest Natural Resources, Inc	12,753
1,888	*	Helix Energy Solutions Group, Inc	71,555
1,433		Helmerich & Payne, Inc	100,052
808	*	Houston Exploration Co	42,582
1,324	*	KCS Energy, Inc	34,424
2,998		Kerr-McGee Corp	286,249
716	*	McMoRan Exploration Co	12,773
1,700	*	Meridian Resource Corp	6,885
4,485	*	National Oilwell Varco, Inc	287,578
3,392	*	Newfield Exploration Co	142,125
4,584		Noble Energy, Inc	201,329
679	*	Oceaneering International, Inc	38,907
793	*	Parallel Petroleum Corp	14,631
3,446	*	Parker Drilling Co	31,944
4,547		Patterson-UTI Energy, Inc	145,322
390		Penn Virginia Corp	27,690
144	v*	PetroCorp (Escrow)	(0)
2,025	*	PetroHawk Energy Corp	27,743
421	*	Petroleum Development Corp	19,097

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE
1,072	*	Petroquest Energy, Inc	$10,816
515	*	Pioneer Drilling Co	8,461
3,456		Pioneer Natural Resources Co	152,928
2,021	*	Plains Exploration & Production Co	78,091
1,561		Pogo Producing Co	78,440
4,125	*	Pride International, Inc	128,618
1,467	*	Quicksilver Resources, Inc	56,714
3,196		Range Resources Corp	87,283
609	*	Remington Oil & Gas Corp	26,321
1,110	*	Rosetta Resources, Inc	19,936
2,739		Rowan Cos, Inc	120,406
337		RPC, Inc	7,700
525	*	SEACOR Holdings, Inc	41,580
1,510		St. Mary Land & Exploration Co	61,653
607	*	Stone Energy Corp	26,787
2,023	*	Superior Energy Services	54,196
743	*	Swift Energy Co	27,833
993	*	Tetra Technologies, Inc	46,711
1,235		Todco	48,671
565	*	Toreador Resources Corp	17,577
591	*	Tri-Valley Corp	4,710
1,300	*	Unit Corp	72,475
1,056	*	Veritas DGC, Inc	47,932
335		W&T Offshore, Inc	13,504
500	*	Warren Resources, Inc	7,450
822	*	W-H Energy Services, Inc	36,571
772	*	Whiting Petroleum Corp	31,644
9,407		XTO Energy, Inc	409,863
		TOTAL OIL AND GAS EXTRACTION	9,527,025

PAPER AND ALLIED PRODUCTS - 0.52%
2,762		Bemis Co	87,224
1,495		Bowater, Inc	44,222
827	*	Buckeye Technologies, Inc	7,484
696	*	Caraustar Industries, Inc	7,162
780		Chesapeake Corp	10,826
162		CSS Industries, Inc	5,304
1,264		Glatfelter	23,169
2,067	*	Graphic Packaging Corp	4,279
400		Greif, Inc (Class A)	27,368
13,025		International Paper Co	450,274
12,369		Kimberly-Clark Corp	714,928
1,295		Longview Fibre Co	33,463
4,836		MeadWestvaco Corp	132,071
900	*	Mercer International, Inc	8,379
406		Neenah Paper, Inc	13,297
1,623		Packaging Corp of America	36,420
908	*	Playtex Products, Inc	9,507
446		Rock-Tenn Co (Class A)	6,686
456		Schweitzer-Mauduit International, Inc	10,944
6,998	*	Smurfit-Stone Container Corp	94,963
2,474		Sonoco Products Co	83,794
2,850		Temple-Inland, Inc	126,968
1,197		Wausau Paper Corp	16,961
		TOTAL PAPER AND ALLIED PRODUCTS	1,955,693

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE
PERSONAL SERVICES - 0.11%
946	*	Alderwoods Group, Inc	$16,933
236		Angelica Corp	4,843
416		G & K Services, Inc (Class A)	17,697
8,628		H&R Block, Inc	186,796
800		Jackson Hewitt Tax Service, Inc	25,264
1,185		Regis Corp	40,859
8,724		Service Corp International	68,047
2,339		Stewart Enterprises, Inc (Class A)	13,356
400	*	TRM Corp	2,692
1,029		Weight Watchers International, Inc	52,891
		TOTAL PERSONAL SERVICES	429,378

PETROLEUM AND COAL PRODUCTS - 5.32%
2,036		Amerada Hess Corp	289,926
1,695		Ashland, Inc	120,481
59,016		Chevron Corp	3,421,158
36,285		ConocoPhillips	2,291,398
524		ElkCorp	17,685
6,286		EOG Resources, Inc	452,592
166,185		Exxon Mobil Corp	10,114,019
1,400		Frontier Oil Corp	83,090
299	*	Giant Industries, Inc	20,792
952	*	Headwaters, Inc	37,880
600		Holly Corp	44,472
9,490		Marathon Oil Corp	722,853
4,304		Murphy Oil Corp	214,425
10,951		Occidental Petroleum Corp	1,014,610
3,666		Sunoco, Inc	284,372
1,845		Tesoro Corp	126,087
15,452		Valero Energy Corp	923,721
410		Western Refining, Inc	8,864
		TOTAL PETROLEUM AND COAL PRODUCTS	20,188,425

PIPELINES, EXCEPT NATURAL GAS - 0.00% **
1,064	*	Transmontaigne, Inc	10,438
		TOTAL PIPELINES, EXCEPT NATURAL GAS	10,438

PRIMARY METAL INDUSTRIES - 1.00%
3,061	*	AK Steel Holding Corp	45,915
22,829		Alcoa, Inc	697,654
784	*	Aleris International, Inc	37,687
2,590		Allegheny Technologies, Inc	158,456
4,336	*	Andrew Corp	53,246
1,171		Belden CDT, Inc	31,886
472	*	Brush Engineered Materials, Inc	9,322
569		Carpenter Technology Corp	53,782
500	*	Century Aluminum Co	21,225
638	*	Chaparral Steel Co	41,419
1,781	*	CommScope, Inc	50,848
39,878	*	Corning, Inc	1,073,117
400		Dynamic Materials Corp	14,256
250	*	Encore Wire Corp	8,470
1,176	*	General Cable Corp	35,668
474		Gibraltar Industries, Inc	13,964
1,542		Hubbell, Inc (Class B)	79,043
890	*	Lone Star Technologies, Inc	49,315
774		Matthews International Corp (Class A)	29,613

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE
1,125	*	Maverick Tube Corp	$59,614
1,107		Mueller Industries, Inc	39,509
516	*	NS Group, Inc	23,751
4,175		Nucor Corp	437,498
890	*	OM Group, Inc	20,470
1,000	*	Oregon Steel Mills, Inc	51,170
3,520		Precision Castparts Corp	209,088
601		Quanex Corp	40,045
400		Roanoke Electric Steel Corp	12,920
1,067		Steel Dynamics, Inc	60,531
300		Steel Technologies, Inc	7,290
442	*	Superior Essex, Inc	11,244
638		Texas Industries, Inc	38,593
500		Titan International, Inc	8,630
740	*	Titanium Metals Corp	35,927
2,913		United States Steel Corp	176,761
569	*	Wheeling-Pittsburgh Corp	10,447
2,063		Worthington Industries, Inc	41,384
		TOTAL PRIMARY METAL INDUSTRIES	3,789,758

PRINTING AND PUBLISHING - 0.81%
990	*	ACCO Brands Corp	21,978
1,857		American Greetings Corp (Class A)	40,148
663		Banta Corp	34,463
2,642		Belo (A.H.) Corp Series A	52,523
539		Bowne & Co, Inc	8,985
18,782		CBS Corp	450,392
1,296	*	Cenveo, Inc	21,488
295	*	Consolidated Graphics, Inc	15,375
337		Courier Corp	14,943
1,246		Dow Jones & Co, Inc	48,968
1,773	*	Dun & Bradstreet Corp	135,954
422		Ennis, Inc	8,229
2,041		EW Scripps Co	91,253
6,475		Gannett Co, Inc	387,982
1,308		Hollinger International, Inc	10,961
814		John H Harland Co	31,990
1,316		John Wiley & Sons, Inc (Class A)	49,811
721		Journal Communications, Inc	8,940
1,179		Journal Register Co	14,360
1,820		Knight Ridder, Inc	115,042
1,358		Lee Enterprises, Inc	45,208
590	*	Martha Stewart Living Omnimedia, Inc (Class A)	9,947
487		McClatchy Co (Class A)	23,790
9,764		McGraw-Hill Cos, Inc	562,602
574		Media General, Inc (Class A)	26,760
1,073		Meredith Corp	59,863
3,769		New York Times Co (Class A)	95,393
728	*	Paxar Corp	14,247
550	*	Playboy Enterprises, Inc (Class B)	7,810
4,589	*	Primedia, Inc	9,499
1,635	*	R.H. Donnelley Corp	95,206
5,587		R.R. Donnelley & Sons Co	182,807
2,596		Reader's Digest Association, Inc (Class A)	38,291
234		Schawk, Inc	6,086
1,013	*	Scholastic Corp	27,108
338		Standard Register Co	5,239

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE
300		Thomas Nelson, Inc	$8,775
1,164		Topps Co, Inc	10,208
6,204		Tribune Co	170,176
107	*	Triple Crown Media, Inc	631
144		Washington Post Co (Class B)	111,852
		TOTAL PRINTING AND PUBLISHING	3,075,283

RAILROAD TRANSPORTATION - 0.66%
9,813		Burlington Northern Santa Fe Corp	817,717
5,708		CSX Corp	341,338
842		Florida East Coast Industries	45,384
735	*	Genesee & Wyoming, Inc (Class A)	22,550
2,136	*	Kansas City Southern Industries, Inc	52,759
10,616		Norfolk Southern Corp	574,007
1,200	*	RailAmerica, Inc	12,792
6,861		Union Pacific Corp	640,474
		TOTAL RAILROAD TRANSPORTATION	2,507,021

REAL ESTATE - 0.13%
469	*	Bluegreen Corp	6,200
1,305	*	CB Richard Ellis Group, Inc	105,314
151		Consolidated-Tomoka Land Co	9,382
1,722		Forest City Enterprises, Inc (Class A)	81,192
1,014		Jones Lang LaSalle, Inc	77,612
325		Levitt Corp (Class A)	7,163
800		Resource America, Inc (Class A)	15,936
1,980		St. Joe Co	124,423
700	*	Sunterra Corp	9,996
273		Tarragon Corp	5,433
325	*	Tejon Ranch Co	15,883
991	*	Trammell Crow Co	35,339
		TOTAL REAL ESTATE	493,873

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.13%
919		Aptargroup, Inc	50,775
1,674		Cooper Tire & Rubber Co	24,005
252	*	Deckers Outdoor Corp	10,216
3,733	*	Entegris, Inc	39,719
4,102	*	Goodyear Tire & Rubber Co	59,397
2,538	*	Jacuzzi Brands, Inc	24,949
1,602	*	Jarden Corp	52,626
685		Myers Industries, Inc	10,953
354		Raven Industries, Inc	13,845
2,243		Sealed Air Corp	129,802
757		Spartech Corp	18,168
741		Tredegar Corp	11,789
1,467		Tupperware Corp	30,206
815		West Pharmaceutical Services, Inc	28,297
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	504,747

SECURITY AND COMMODITY BROKERS - 2.87%
2,022		A.G. Edwards. Inc	100,817
871	*	Affiliated Managers Group, Inc	92,857
5,761		Ameriprise Financial, Inc	259,591
300	*	Bankrate, Inc	13,068
3,061		Bear Stearns Cos, Inc	424,561
3,395	*	BISYS Group, Inc	45,765

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE
172		BKF Capital Group, Inc	$2,236
500		BlackRock, Inc	70,000
500		Calamos Asset Management, Inc (Class A)	18,700
70	*	Cbot Holdings, Inc	8,358
27,409		Charles Schwab Corp	471,709
893		Chicago Mercantile Exchange Holdings, Inc	399,618
11,135	*	E*Trade Financial Corp	300,422
3,629		Eaton Vance Corp	99,362
2,221		Federated Investors, Inc (Class B)	86,730
4,251		Franklin Resources, Inc	400,614
175		GAMCO Investors, Inc	6,991
10,260		Goldman Sachs Group, Inc	1,610,410
311		Greenhill & Co, Inc	20,560
861		Interactive Data Corp	20,234
500	*	IntercontinentalExchange, Inc	34,525
295		International Securities Exchange, Inc	12,287
1,113	*	Investment Technology Group, Inc	55,427
5,961		Janus Capital Group, Inc	138,116
1,328		Jefferies Group, Inc	77,688
3,268	*	Knight Capital Group, Inc	45,523
1,377	*	LaBranche & Co, Inc	21,770
3,172		Legg Mason, Inc	397,547
7,209		Lehman Brothers Holdings, Inc	1,041,917
588	*	MarketAxess Holdings, Inc	7,074
24,565		Merrill Lynch & Co, Inc	1,934,739
28,553		Morgan Stanley	1,793,699
1,324	*	Nasdaq Stock Market, Inc	53,013
1,500		Nuveen Investments, Inc	72,225
550		optionsXpress Holdings, Inc	15,994
547	*	Piper Jaffray Cos	30,085
2,773		Raymond James Financial, Inc	81,970
284		Sanders Morris Harris Group, Inc	4,555
1,636		SEI Investments Co	66,307
202	*	Stifel Financial Corp	8,821
376		SWS Group, Inc	9,832
3,394		T Rowe Price Group, Inc	265,445
9,360		TD Ameritrade Holding Corp	195,343
466	*	TradeStation Group, Inc	6,440
2,327		Waddell & Reed Financial, Inc (Class A)	53,754
		TOTAL SECURITY AND COMMODITY BROKERS	10,876,699

SOCIAL SERVICES - 0.03%
717	*	American Retirement Corp	18,370
636	*	Bright Horizons Family Solutions, Inc	24,632
539	*	Providence Service Corp	17,528
491	*	Res-Care, Inc	9,025
940	*	Sunrise Senior Living, Inc	36,632
		TOTAL SOCIAL SERVICES	106,187

SPECIAL TRADE CONTRACTORS - 0.04%
528		Chemed Corp	31,332
1,100		Comfort Systems USA, Inc	14,850
808	*	EMCOR Group, Inc	40,125
268		Noble International Ltd	4,537
400	*	Pike Electric Corp	8,404
3,042	*	Quanta Services, Inc	48,733
		TOTAL SPECIAL TRADE CONTRACTORS	147,981

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE
STONE, CLAY, AND GLASS PRODUCTS - 0.12%
298		Ameron International Corp	$21,823
488		Apogee Enterprises, Inc	8,237
673	*	Ceradyne, Inc	33,583
403		Charles & Colvard Ltd	4,364
1,437		Eagle Materials, Inc	91,623
1,327		Florida Rock Industries, Inc	74,604
924		Lafarge North America, Inc	77,616
501		Libbey, Inc	3,547
3,965	*	Owens-Illinois, Inc	68,872
886	b*	USG Corp	84,135
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	468,404

TOBACCO PRODUCTS - 0.14%
1,837		Loews Corp (Carolina Group)	86,835
2,227		Reynolds American, Inc	234,949
722	*	Star Scientific, Inc	2,260
617		Universal Corp (Virginia)	22,687
4,309		UST, Inc	179,254
655		Vector Group Ltd	12,484
		TOTAL TOBACCO PRODUCTS	538,469

TRANSPORTATION BY AIR - 0.44%
1,497	*	ABX Air, Inc	10,195
2,312	*	Airtran Holdings, Inc	41,870
754	*	Alaska Air Group, Inc	26,729
4,631	*	AMR Corp	125,269
579	*	Bristow Group, Inc	17,891
2,163	*	Continental Airlines, Inc (Class B)	58,185
1,011	*	ExpressJet Holdings, Inc	7,522
7,933		FedEx Corp	895,953
799	*	Frontier Airlines, Inc	6,152
3,628	*	JetBlue Airways Corp	38,892
614	*	Mesa Air Group, Inc	7,024
546	*	Pinnacle Airlines Corp	3,636
500	*	Republic Airways Holdings, Inc	7,405
1,213		Skywest, Inc	35,505
20,669		Southwest Airlines Co	371,835
601	*	World Air Holdings, Inc	5,902
		TOTAL TRANSPORTATION BY AIR	1,659,965

TRANSPORTATION EQUIPMENT - 2.56%
500	*	Accuride Corp	5,750
603	*	Aftermarket Technology Corp	13,634
1,104		American Axle & Manufacturing Holdings, Inc	18,912
468		Arctic Cat, Inc	11,260
899	*	Armor Holdings, Inc	52,403
1,592		ArvinMeritor, Inc	23,737
2,261		Autoliv, Inc	127,927
21,535		Boeing Co	1,678,223
1,472		BorgWarner, Inc	88,379
2,390		Brunswick Corp	92,875
563		Coachmen Industries, Inc	6,407
486		Curtiss-Wright Corp	32,173
288	*	Dril-Quip, Inc	20,405
1,274		Federal Signal Corp	23,569

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE
1,526	*	Fleetwood Enterprises, Inc	$17,045
46,696		Ford Motor Co	371,700
300		Freightcar America, Inc	19,080
1,126	*	GenCorp, Inc	23,139
10,446		General Dynamics Corp	668,335
12,035		General Motors Corp	255,984
4,326		Gentex Corp	75,532
3,219		Goodrich Corp	140,381
144		Greenbrier Cos, Inc	5,767
7,419		Harley-Davidson, Inc	384,898
1,105		Harsco Corp	91,295
1,100	*	Hayes Lemmerz International, Inc	3,003
888	*	HealthTronics, Inc	7,344
719		Heico Corp	22,785
4,806		ITT Industries, Inc	270,193
9,628		Lockheed Martin Corp	723,352
1,241		Martin Marietta Materials, Inc	132,824
907		Modine Manufacturing Co	26,757
797		Monaco Coach Corp	10,680
1,556	*	Navistar International Corp	42,914
9,355		Northrop Grumman Corp	638,853
1,941	*	Orbital Sciences Corp	30,707
2,024		Oshkosh Truck Corp	125,974
4,528		Paccar, Inc	319,133
3,882	*	Pactiv Corp	95,264
1,204		Polaris Industries, Inc	65,690
1,165	*	Quantum Fuel Systems Technologies Worldwide, Inc	4,171
11,853		Raytheon Co	543,342
4,640		Rockwell Collins, Inc	261,464
233	*	Sequa Corp (Class A)	22,787
48	*	Strattec Security Corp	1,790
574		Superior Industries International, Inc	11,113
1,117	*	Tenneco, Inc	24,228
3,082		Textron, Inc	287,828
904		Thor Industries, Inc	48,237
1,075		Trinity Industries, Inc	58,469
316	*	Triumph Group, Inc	13,986
1,123	*	TRW Automotive Holdings Corp	26,166
26,773		United Technologies Corp	1,552,031
3,804	*	Visteon Corp	17,498
981		Wabash National Corp	19,375
1,181		Westinghouse Air Brake Technologies Corp	38,501
730		Winnebago Industries, Inc	22,148
		TOTAL TRANSPORTATION EQUIPMENT	9,717,417

TRANSPORTATION SERVICES - 0.26%
154		Ambassadors Group, Inc	3,912
1,480		Brink's Co	75,125
4,462		CH Robinson Worldwide, Inc	219,040
806	*	EGL, Inc	36,270
4,784	*	Expedia, Inc	96,972
2,815		Expeditors International Washington, Inc	243,188
909		Forward Air Corp	33,897
1,285		GATX Corp	53,058
328	*	HUB Group, Inc	14,950
4,684	*	IAC/InterActiveCorp	138,037
1,871		Lear Corp	33,173

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE
966		Pacer International, Inc	$31,569
		TOTAL TRANSPORTATION SERVICES	979,191

TRUCKING AND WAREHOUSING - 0.46%
600		Arkansas Best Corp	23,472
1,419		CNF, Inc	70,865
197	*	Covenant Transport, Inc (Class A)	2,876
400	*	Dynamex, Inc	7,728
600	*	Frozen Food Express Industries	6,270
1,212		Heartland Express, Inc	26,409
3,308		J.B. Hunt Transport Services, Inc	71,254
1,558		Knight Transportation, Inc	30,771
1,580		Landstar System, Inc	69,710
385	*	Marten Transport Ltd	6,965
672	*	Old Dominion Freight Line	18,110
400	*	P.A.M. Transportation Services, Inc	9,860
399	*	SCS Transportation, Inc	11,615
900	*	SIRVA, Inc	7,677
1,045	*	Swift Transportation Co, Inc	22,708
200	*	U.S. Xpress Enterprises, Inc (Class A)	3,894
16,004		United Parcel Service, Inc (Class B)	1,270,398
1,281		Werner Enterprises, Inc	23,532
1,431	*	YRC Worldwide, Inc	54,464
		TOTAL TRUCKING AND WAREHOUSING	1,738,578

WATER TRANSPORTATION - 0.07%
1,229		Alexander & Baldwin, Inc	58,599
484	*	Gulfmark Offshore, Inc	13,455
377	*	Hornbeck Offshore Services, Inc	13,598
492	*	Kirby Corp	33,510
226		Maritrans, Inc	5,521
1,100	*	Odyssey Marine Exploration, Inc	4,037
772		Overseas Shipholding Group, Inc	37,002
1,671		Tidewater, Inc	92,289
		TOTAL WATER TRANSPORTATION	258,011

WHOLESALE TRADE-DURABLE GOODS - 0.60%
803	*	AAR Corp	22,869
2,542		Adesa, Inc	67,973
1,615	*	Advanced Medical Optics, Inc	75,324
1,111		Agilysys, Inc	16,732
868		Applied Industrial Technologies, Inc	38,713
2,908	*	Arrow Electronics, Inc	93,841
447	*	Audiovox Corp (Class A)	5,337
877	*	Aviall, Inc	33,396
3,645	*	Avnet, Inc	92,510
400	*	Beacon Roofing Supply, Inc	16,256
750	*	Bell Microproducts, Inc	4,620
700		BlueLinx Holdings, Inc	11,200
1,224	*	Brightpoint, Inc	38,017
400	*	Cantel Medical Corp	6,556
400		Castle (A.M.) & Co	11,800
1,664		Commercial Metals Co	89,007
1,757	*	Copart, Inc	48,230
898	*	Digital River, Inc	39,162
700	*	Earle M Jorgensen Co	10,605
4,670		Genuine Parts Co	204,686

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE
498	*	Global Imaging Systems, Inc	$18,914
605		Handleman Co	5,808
2,296	*	Henry Schein, Inc	109,887
3,161		IKON Office Solutions, Inc	45,044
3,230	*	Ingram Micro, Inc (Class A)	64,600
327	*	Interline Brands, Inc	8,250
885		Kaman Corp (Class A)	22,267
440	*	Keystone Automotive Industries, Inc	18,572
122		Lawson Products, Inc	4,995
732	*	LKQ Corp	15,233
496		Metal Management, Inc	15,698
1,209		MSC Industrial Direct Co (Class A)	65,310
589	*	Navarre Corp	2,527
1,860	*	Newpark Resources, Inc	15,252
2,996		Omnicare, Inc	164,750
1,223		Owens & Minor, Inc	40,078
3,578	*	Patterson Cos, Inc	125,946
1,474		PEP Boys-Manny Moe & Jack	22,272
1,667	*	PSS World Medical, Inc	32,156
744		Reliance Steel & Aluminum Co	69,876
644		Ryerson Tull, Inc	17,233
353	*	Scansource, Inc	21,325
450		Schnitzer Steel Industries, Inc (Class A)	19,283
1,396		SCP Pool Corp	65,486
805		Stewart & Stevenson Services, Inc	29,366
1,588	*	Tech Data Corp	58,613
367		Tecumseh Products Co (Class A)	9,006
1,967		W.W. Grainger, Inc	148,213
568		Watsco, Inc	40,356
839	*	WESCO International, Inc	57,060
		TOTAL WHOLESALE TRADE-DURABLE GOODS	2,260,210

WHOLESALE TRADE-NONDURABLE GOODS - 0.84%
1,435		Airgas, Inc	56,094
1,977		Alliance One International, Inc	9,608
771	*	Allscripts Healthcare Solutions, Inc	14,117
1,868	*	Andrx Corp	44,346
1,443		Brown-Forman Corp (Class B)	111,068
11,159		Cardinal Health, Inc	831,569
582	*	Central European Distribution Corp	22,378
177		EnergySouth, Inc	5,630
739	*	First Horizon Pharmaceutical Corp	18,630
7,816		McKesson Corp	407,448
331		Nash Finch Co	9,897
4,952		Nike, Inc (Class B)	421,415
1,471		Nu Skin Enterprises, Inc (Class A)	25,787
278	*	Nuco2, Inc	8,824
1,022	*	Performance Food Group Co	31,876
733	*	Prestige Brands Holdings, Inc	8,921
11,918		Safeway, Inc	299,351
596	*	School Specialty, Inc	20,562
857	*	Source Interlink Cos, Inc	9,770
535		Spartan Stores, Inc	6,821
3,544		Supervalu, Inc	109,226
16,492		Sysco Corp	528,569
171		The Andersons, Inc	13,377
862		UAP Holding Corp	18,533

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE
1,020	*	United Natural Foods, Inc	$35,669
911	*	United Stationers, Inc	48,374
520	*	Ventiv Health, Inc	17,274
150		Weyco Group, Inc	3,375
806		World Fuel Services Corp	32,595
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	3,171,104

		TOTAL COMMON STOCKS
		(Cost $302,431,329)	378,898,754

PRINCIPAL

SHORT-TERM INVESTMENTS - 0.07%
U.S. GOVERNMENT SECURITIES AND DISCOUNT NOTES - 0.07%
$ 260,000		Federal National Mortgage Association (FNMA) 4.650%, 04/03/06	260,000
		TOTAL U.S. GOVERNMENT SECURITIES AND DISCOUNT NOTES	260,000

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $259,933)	260,000

		TOTAL PORTFOLIO - 99.90%
		(Cost $302,691,262)	379,158,754

		OTHER ASSETS & LIABILITIES, NET - 0.10%	377,147

		NET ASSETS - 100.00%	$379,535,901

	*	Non-income producing
	**	Percentage represents less than 0.01%
	b	In bankruptcy
	v	Security valued at fair value

		For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF MUTUAL FUNDS - Social Choice Equity Fund

TIAA-CREF MUTUAL FUNDS
SOCIAL CHOICE EQUITY FUND
STATEMENT OF INVESTMENTS (Unaudited)
March 31, 2006

SHARES			VALUE

COMMON STOCKS - 99.64%

AMUSEMENT AND RECREATION SERVICES - 0.01%
300		International Speedway Corp (Class A)	$15,270
200	*	Leapfrog Enterprises, Inc	2,124
		TOTAL AMUSEMENT AND RECREATION SERVICES	17,394

APPAREL AND ACCESSORY STORES - 0.76%
400	*	Aeropostale, Inc	12,064
2,300		American Eagle Outfitters, Inc	68,678
400	*	AnnTaylor Stores Corp	14,716
500		Burlington Coat Factory Warehouse Corp	22,725
871	*	Charming Shoppes, Inc	12,952
2,100	*	Chico's FAS, Inc	85,344
3,265		Foot Locker, Inc	77,968
13,778		Gap, Inc	257,373
5,751	*	Kohl's Corp	304,860
8,847		Limited Brands, Inc	216,398
300		Men's Wearhouse, Inc	10,782
4,248		Nordstrom, Inc	166,437
2,144		Ross Stores, Inc	62,583
450		Stage Stores, Inc	13,388
1,169	*	Wilsons The Leather Experts, Inc	4,559
		TOTAL APPAREL AND ACCESSORY STORES	1,330,827

APPAREL AND OTHER TEXTILE PRODUCTS - 0.14%
1,050		Bebe Stores, Inc	19,341
900	*	Hartmarx Corp	8,019
751	*	Innovo Group, Inc	554
1,300		Kellwood Co	40,807
1,719		Liz Claiborne, Inc	70,445
648		Oxford Industries, Inc	33,132
491		Phillips-Van Heusen Corp	18,761
700		Polo Ralph Lauren Corp	42,427
582		Russell Corp	8,032
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	241,518

AUTO REPAIR, SERVICES AND PARKING - 0.03%
567		Bandag, Inc	23,740
248		Central Parking Corp	3,968
237	*	Midas, Inc	5,183
600	*	Rush Enterprises, Inc (Class A)	10,548
68		Ryder System, Inc	3,045
		TOTAL AUTO REPAIR, SERVICES AND PARKING	46,484

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.05%
537	*	Autozone, Inc	53,533

TIAA-CREF MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE
1,035	*	Carmax, Inc	$33,824
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	87,357

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.32%
552		Fastenal Co	26,132
35,084		Home Depot, Inc	1,484,053
12,400		Lowe's Cos, Inc	799,056
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	2,309,241

BUSINESS SERVICES - 6.56%
900	*	Activision, Inc	12,411
500		Acxiom Corp	12,920
100		Administaff, Inc	5,436
8,394	*	Adobe Systems, Inc	293,118
1,043	*	Akamai Technologies, Inc	34,304
1,251	*	Applera Corp (Celera Genomics Group)	14,624
721	*	Applied Digital Solutions, Inc	2,091
159	*	aQuantive, Inc	3,743
358	*	Arbinet-thexchange, Inc	2,635
1,900	*	Ariba, Inc	18,582
2,770	*	Autobytel, Inc	13,351
2,500	*	Autodesk, Inc	96,300
16,383		Automatic Data Processing, Inc	748,375
2,970	*	BEA Systems, Inc	38,996
2,292	*	BearingPoint, Inc	19,459
1,215	*	BMC Software, Inc	26,317
1,658	*	Cadence Design Systems, Inc	30,656
300	*	Cerner Corp	14,235
1,200	*	Checkfree Corp	60,600
612	*	Ciber, Inc	3,905
1,000	*	Citrix Systems, Inc	37,900
988	*	Click Commerce, Inc	23,653
8,282	*	CMGI, Inc	12,257
2,458	*	CNET Networks, Inc	34,928
1,700	*	Cognizant Technology Solutions Corp	101,133
3,367	*	Compuware Corp	26,363
1,964	*	Convergys Corp	35,764
100	*	CSG Systems International, Inc	2,326
842		Deluxe Corp	22,035
100	*	Digital Insight Corp	3,640
1,364	*	DST Systems, Inc	79,030
400	*	Earthlink, Inc	3,820
17,246	*	eBay, Inc	673,629
43	*	eFunds Corp	1,111
4,426	*	Electronic Arts, Inc	242,191
10,716		Electronic Data Systems Corp	287,510
400	*	Equinix, Inc	25,688
500	*	F5 Networks, Inc	36,245
300		Fair Isaac Corp	11,886
400	*	First Advantage Corp	9,672
4,323	*	Fiserv, Inc	183,944
590	*	Getty Images, Inc	44,179
400		Global Payments, Inc	21,204
2,290	*	Google, Inc (Class A)	893,100

TIAA-CREF MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE
300		Harte-Hanks, Inc	$8,205
366	*	iGate Corp	2,159
2,197	*	Incyte Corp	13,226
700	*	Internet Security Systems, Inc	16,786
600	*	Intrado, Inc	15,588
1,790	*	Intuit, Inc	95,210
1,900	*	Ipass, Inc	15,219
1,277	*	Iron Mountain, Inc	52,025
2,393	*	iVillage, Inc	20,125
620		Jack Henry & Associates, Inc	14,179
328	*	Jupitermedia Corp	5,897
700	*	Kanbay International, Inc	10,682
700	*	Kinetic Concepts, Inc	28,819
938	*	Lamar Advertising Co	49,357
801	*	Lionbridge Technologies	6,336
813		Manpower, Inc	46,487
1,200	*	Marchex, Inc	25,800
1,384	*	Matrixone, Inc	9,909
135,852		Microsoft Corp	3,696,533
1,291	*	Monster Worldwide, Inc	64,369
5,142		Moody's Corp	367,447
1,300	*	NAVTEQ Corp	65,845
1,300	*	NCO Group, Inc	30,875
1,700	*	NCR Corp	71,043
1,302	*	NIC, Inc	7,981
4,100	*	Novell, Inc	31,488
224	*	Nuance Communications, Inc	2,645
4,613		Omnicom Group, Inc	384,032
403	*	Openwave Systems, Inc	8,697
62,342	*	Oracle Corp	853,462
1,136	*	Packeteer, Inc	13,177
1,100	*	Perot Systems Corp (Class A)	17,116
1,100	*	Red Hat, Inc	30,778
2,325		Robert Half International, Inc	89,768
2,816		Sabre Holdings Corp	66,260
600	*	Salesforce.com, Inc	21,798
821	*	Sapient Corp	6,264
1,789	*	Spherion Corp	18,605
3,300		Startek, Inc	77,748
49,775	*	Sun Microsystems, Inc	255,346
1,000	*	SYKES Enterprises, Inc	14,180
14,893	*	Symantec Corp	250,649
504	*	Synopsys, Inc	11,264
1,828		Total System Services, Inc	36,414
700	*	Travelzoo, Inc	13,706
580	*	Trizetto Group, Inc	10,202
6,669	*	Unisys Corp	45,949
1,246		United Online, Inc	16,024
500	*	United Rentals, Inc	17,250
600	*	Universal Compression Holdings, Inc	30,402
137	*	Valassis Communications, Inc	4,024
3,832	*	VeriSign, Inc	91,930
700	*	WebEx Communications, Inc	23,569
142	*	West Corp	6,342
		TOTAL BUSINESS SERVICES	11,454,457

TIAA-CREF MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE
CHEMICALS AND ALLIED PRODUCTS - 8.59%
9,007	*	Aastrom Biosciences, Inc	$18,284
762	*	Abgenix, Inc	17,145
354	*	Adolor Corp	8,425
9,713		Air Products & Chemicals, Inc	652,616
64	*	Alexion Pharmaceuticals, Inc	2,267
809	*	Alkermes, Inc	17,838
4,555		Allergan, Inc	494,217
1,000	*	American Pharmaceutical Partners, Inc	28,490
19,891	*	Amgen, Inc	1,447,070
900	*	Amylin Pharmaceuticals, Inc	44,055
575	*	Antigenics, Inc	1,575
436	*	Ariad Pharmaceuticals, Inc	2,869
622	*	Arqule, Inc	3,570
392	*	Atherogenics, Inc	6,397
475	*	AVANIR Pharmaceuticals	6,945
4,618		Avery Dennison Corp	270,061
6,544		Avon Products, Inc	203,976
450		Balchem Corp	10,381
2,656	*	Barr Pharmaceuticals, Inc	167,275
1,749	*	Bentley Pharmaceuticals, Inc	22,999
2,200	*	Bioenvision, Inc	15,686
5,831	*	Biogen Idec, Inc	274,640
1,012	*	BioMarin Pharmaceuticals, Inc	13,581
623	*	Biosite, Inc	32,352
1,225		Cabot Corp	41,638
48	*	Cabot Microelectronics Corp	1,781
1,400		Calgon Carbon Corp	8,610
2,008	*	Cell Genesys, Inc	16,024
3,327	*	Cell Therapeutics, Inc	6,355
822	*	Cephalon, Inc	49,525
730	*	Chattem, Inc	27,485
2,223		Clorox Co	133,046
10,694		Colgate-Palmolive Co	610,627
1,600	*	Connetics Corp	27,088
811	*	Cotherix, Inc	7,412
692	*	Cubist Pharmaceuticals, Inc	15,895
2,385	*	CuraGen Corp	11,949
2,626	*	Curis, Inc	6,250
1,400		Dade Behring Holdings, Inc	49,994
3,385	*	Dendreon Corp	15,943
1,344		Diagnostic Products Corp	64,015
298	*	Digene Corp	11,652
1,723	*	Dov Pharmaceutical, Inc	27,534
5,838	*	Durect Corp	37,130
800	*	Dusa Pharmaceuticals, Inc	5,648
7,692		Ecolab, Inc	293,834
166	*	Encysive Pharmaceuticals, Inc	812
4,200	*	Endo Pharmaceuticals Holdings, Inc	137,802
5,600		Engelhard Corp	221,816
400	*	Enzon Pharmaceuticals, Inc	3,240
600	*	EPIX Pharmaceuticals, Inc	2,100

TIAA-CREF MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE
700		Estee Lauder Cos (Class A)	$26,033
7,598	*	Forest Laboratories, Inc	339,099
200	*	Gen-Probe, Inc	11,024
4,947	*	Genzyme Corp	332,537
860	*	Geron Corp	7,147
7,606	*	Gilead Sciences, Inc	473,245
68		H.B. Fuller Co	3,491
1,299	*	Hi-Tech Pharmacal Co, Inc	36,632
1,487	*	Human Genome Sciences, Inc	16,164
504	*	ICOS Corp	11,113
959	*	Idexx Laboratories, Inc	82,819
600	*	Immucor, Inc	17,214
1,778	*	Immunogen, Inc	7,717
1,329	*	Inspire Pharmaceuticals, Inc	6,951
179	*	InterMune, Inc	3,319
1,545	*	Inverness Medical Innovations, Inc	44,388
800	*	Invitrogen Corp	56,104
2,102	*	Isis Pharmaceuticals, Inc	18,939
2,380	*	Ista Pharmaceuticals, Inc	15,113
6,947	*	King Pharmaceuticals, Inc	119,836
713	*	Kos Pharmaceuticals, Inc	34,060
1,350	*	KV Pharmaceutical Co (Class A)	32,562
1,827	*	Lexicon Genetics, Inc	10,122
1,200		Lubrizol Corp	51,420
1,700		Mannatech, Inc	29,546
725	*	Martek Biosciences Corp	23,802
1,010	*	Medarex, Inc	13,352
1,712		Medicis Pharmaceutical Corp (Class A)	55,811
3,955	*	Medimmune, Inc	144,674
54,148		Merck & Co, Inc	1,907,634
688	*	MGI Pharma, Inc	12,040
4,569	*	Millennium Pharmaceuticals, Inc	46,192
7,894		Mylan Laboratories, Inc	184,720
573	*	Nabi Biopharmaceuticals	3,232
1,484	*	Nastech Pharmaceutical Co, Inc	26,712
2,519		Natures Sunshine Products, Inc	31,488
700	*	NBTY, Inc	15,764
2,557	*	Nektar Therapeutics	52,112
817	*	Neopharm, Inc	6,830
200	*	Neurocrine Biosciences, Inc	12,908
2,400	*	NitroMed, Inc	20,160
400	*	Northfield Laboratories, Inc	4,000
1,937	*	Noven Pharmaceuticals, Inc	34,885
100	*	NPS Pharmaceuticals, Inc	854
468	*	OSI Pharmaceuticals, Inc	15,023
3,549	*	Pain Therapeutics, Inc	38,578
900	*	Par Pharmaceutical Cos, Inc	25,362
1,092	*	PDL BioPharma, Inc	35,818
2,010	*	Penwest Pharmaceuticals Co	43,597
4,379		Perrigo Co	71,421
1,200	*	Pharmion Corp	21,624
924	*	Pozen, Inc	15,431
12,018		Praxair, Inc	662,793
53,857		Procter & Gamble Co	3,103,240

TIAA-CREF MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE
937	*	Progenics Pharmaceuticals, Inc	$24,821
1,417	*	Renovis, Inc	30,210
6,583		Rohm & Haas Co	321,711
2,600		RPM International, Inc	46,644
1,668	*	Salix Pharmaceuticals Ltd	27,539
1,804	*	Savient Pharmaceuticals, Inc	9,615
1,449	*	Seattle Genetics, Inc	7,477
1,390	*	Sepracor, Inc	67,846
2,106		Sigma-Aldrich Corp	138,554
5,629	*	StemCells, Inc	20,152
1,211	*	SuperGen, Inc	6,878
530	*	Tanox, Inc	10,293
200	*	Techne Corp	12,028
590	*	Trimeris, Inc	7,971
235	*	United Therapeutics Corp	15,576
600	*	USANA Health Sciences, Inc	25,032
2,200		Valspar Corp	61,314
719	*	Vertex Pharmaceuticals, Inc	26,308
3,548	*	Watson Pharmaceuticals, Inc	101,970
1,700	*	Zymogenetics, Inc	36,754
		TOTAL CHEMICALS AND ALLIED PRODUCTS	15,013,264

COMMUNICATIONS - 5.09%
6,149		Alltel Corp	398,148
4,400	*	American Tower Corp (Class A)	133,408
68,168		AT&T, Inc	1,843,263
7,128	*	Avaya, Inc	80,546
32,432		BellSouth Corp	1,123,769
498	*	Broadwing Corp	7,341
500		Citizens Communications Co	6,635
2,865	*	Cogent Communications Group, Inc	27,934
33,665	*	Comcast Corp (Class A)	880,676
6,583	*	Comcast Corp (Special Class A)	171,948
1,100	*	Crown Castle International Corp	31,185
5,940	*	Discovery Holding Co (Class A)	89,100
300	*	j2 Global Communications, Inc	14,100
8,974	*	Liberty Global, Inc	183,698
90,008	*	Liberty Media Corp (Class A)	738,966
400	*	NII Holdings, Inc (Class B)	23,588
1,718		NTL, Inc	50,011
16,762	*	Sirius Satellite Radio, Inc	85,151
40,389		Sprint Nextel Corp	1,043,652
1,807	*	TiVo, Inc	13,065
3,361	*	Univision Communications, Inc (Class A)	115,854
52,276		Verizon Communications, Inc	1,780,521
2,269	*	XM Satellite Radio Holdings, Inc	50,531
		TOTAL COMMUNICATIONS	8,893,090

DEPOSITORY INSTITUTIONS - 9.86%
8,693		AmSouth Bancorp	235,146
15,907		BB&T Corp	623,554
5,480		CIT Group, Inc	293,290
4,769		Comerica, Inc	276,459
400		Commerce Bancorp, Inc	14,660

TIAA-CREF MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE
200		Compass Bancshares, Inc	$10,122
16,858		Fifth Third Bancorp	663,531
1,900		First Bancorp (Puerto Rico)	23,484
1,200		First Horizon National Corp	49,980
1,600		Fremont General Corp	34,496
5,888		Golden West Financial Corp	399,795
71,018		JPMorgan Chase & Co	2,957,190
11,972		Keycorp	440,570
1,700		M&T Bank Corp	194,038
4,900		Marshall & Ilsley Corp	213,542
10,365		Mellon Financial Corp	368,994
18,780		National City Corp	655,422
2,400		New York Community Bancorp, Inc	42,048
11,402		North Fork Bancorporation, Inc	328,720
4,081		Northern Trust Corp	214,253
8,164		PNC Financial Services Group, Inc	549,519
4,820		Popular, Inc	100,063
2,700		R & G Financial Corp (Class B)	34,182
13,754		Regions Financial Corp	483,728
3,998		Sovereign Bancorp, Inc	87,596
7,599		State Street Corp	459,208
10,054		SunTrust Banks, Inc	731,529
6,186		Synovus Financial Corp	167,579
200		TD Banknorth, Inc	5,870
1,800		UnionBanCal Corp	126,288
45,058		US Bancorp	1,374,269
32,295		Wachovia Corp	1,810,135
25,157		Washington Mutual, Inc	1,072,191
32,449		Wells Fargo & Co	2,072,518
1,300		Zions Bancorporation	107,549
		TOTAL DEPOSITORY INSTITUTIONS	17,221,518

EATING AND DRINKING PLACES - 1.30%
3,200		AFC Enterprises	44,480
1,000		Applebees International, Inc	24,550
400		Commerce Group, Inc	21,136
3,640		Darden Restaurants, Inc	149,349
400	*	Jack in the Box, Inc	17,400
300		Lone Star Steakhouse & Saloon, Inc	8,526
31,363		McDonald's Corp	1,077,633
700	*	O'Charleys, Inc	12,922
1,561		Outback Steakhouse, Inc	68,684
400		Ruby Tuesday, Inc	12,832
1,000	*	Ryan's Restaurant Group, Inc	14,500
16,180	*	Starbucks Corp	609,015
500	*	The Cheesecake Factory, Inc	18,725
3,097		Wendy's International, Inc	192,200
		TOTAL EATING AND DRINKING PLACES	2,271,952

EDUCATIONAL SERVICES - 0.02%
810	*	Career Education Corp	30,561
		TOTAL EDUCATIONAL SERVICES	30,561

TIAA-CREF MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE
ELECTRIC, GAS, AND SANITARY SERVICES - 5.04%
16,783	*	AES Corp	$286,318
7,996		AGL Resources, Inc	288,256
4,733		Allete, Inc	220,558
2,000		Aqua America, Inc	55,640
16,527	*	Aquila, Inc	65,943
6,300		Atmos Energy Corp	165,879
9,785		Avista Corp	202,060
5,292		Black Hills Corp	179,928
2,200		Cascade Natural Gas Corp	43,340
1,615	*	Casella Waste Systems, Inc (Class A)	22,949
7,801		Cleco Corp	174,196
600		Connecticut Water Service, Inc	15,732
15,314		DPL, Inc	413,478
10,986		Empire District Electric Co	244,109
2,600		Energen Corp	91,000
11,010		Hawaiian Electric Industries, Inc	298,701
10,450		Idacorp, Inc	339,834
13,134		KeySpan Corp	536,787
8,270		Kinder Morgan, Inc	760,757
400		Laclede Group, Inc	13,768
3,928		MGE Energy, Inc	130,331
6,391		National Fuel Gas Co	209,114
300		New Jersey Resources Corp	13,575
1,262		Nicor, Inc	49,925
22,778		NiSource, Inc	460,571
18,469		OGE Energy Corp	535,601
4,614		Otter Tail Corp	132,376
6,375		Peoples Energy Corp	227,205
22,684		Pepco Holdings, Inc	516,968
2,700		Piedmont Natural Gas Co, Inc	64,773
23,059		Puget Energy, Inc	488,390
4,400		Questar Corp	308,220
8,094	*	Sierra Pacific Resources	111,778
1,200		SJW Corp	32,220
1,400		South Jersey Industries, Inc	38,178
4,334		Southern Union Co	107,629
2,900		UGI Corp	61,103
6,163		Unisource Energy Corp	187,972
2,441	*	Waste Connections, Inc	97,176
4,014		Western Gas Resources, Inc	193,676
4,200		WGL Holdings, Inc	127,764
13,540		Williams Cos, Inc	289,621
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	8,803,399

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.49%
1,726	*	ADC Telecommunications, Inc	44,168
400		Adtran, Inc	10,472
5,498	*	Advanced Micro Devices, Inc	182,314
1,000	*	Agere Systems, Inc	15,040
4,300	*	Altera Corp	88,752
3,200		American Power Conversion Corp	73,952
86	*	Amkor Technology, Inc	743
6,500		Analog Devices, Inc	248,885
671	*	Arris Group, Inc	9,233

TIAA-CREF MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE
2,200	*	Artesyn Technologies, Inc	$24,090
888	*	Audible, Inc	9,333
961		Baldor Electric Co	32,549
5,512	*	Broadcom Corp (Class A)	237,898
1,714	*	Brocade Communications Systems, Inc	11,450
1,300		C&D Technologies, Inc	12,012
821	*	C-COR, Inc	7,176
6,601	*	Ciena Corp	34,391
90,063	*	Cisco Systems, Inc	1,951,665
2,815	*	Comverse Technology, Inc	66,237
2,081	*	Conexant Systems, Inc	7,179
2,030	*	Ditech Communications Corp	21,214
13,878		Emerson Electric Co	1,160,617
168	*	EndWave Corp	2,468
500	*	Energizer Holdings, Inc	26,500
877	*	Evergreen Solar, Inc	13,506
4,900	*	Freescale Semiconductor, Inc (Class B)	136,073
300	*	Greatbatch, Inc	6,573
900		Harman International Industries, Inc	100,017
1,024	*	Harmonic, Inc	6,523
95,665		Intel Corp	1,851,118
600		Intersil Corp (Class A)	17,352
683	*	InterVoice, Inc	5,881
2,807	*	Jabil Circuit, Inc	120,308
576	*	Kemet Corp	5,455
286		LSI Industries, Inc	4,873
3,500	*	LSI Logic Corp	40,460
72,159	*	Lucent Technologies, Inc	220,085
5,229		Maxim Integrated Products, Inc	194,257
1,800	*	Maxtor Corp	17,208
1,000	*	MEMC Electronic Materials, Inc	36,920
1,400		Microchip Technology, Inc	50,820
7,432	*	Micron Technology, Inc	109,399
2,897	*	Microtune, Inc	15,122
4,935		Molex, Inc	163,842
40,047		Motorola, Inc	917,477
3,402		National Semiconductor Corp	94,712
748	*	Novatel Wireless, Inc	6,695
1,437	*	Nvidia Corp	82,283
6,239	*	Optical Communication Products, Inc	19,216
183	*	PLX Technology, Inc	2,297
900	*	Polycom, Inc	19,512
1,027	*	Power-One, Inc	7,394
600	*	QLogic Corp	11,610
24,700		Qualcomm, Inc	1,250,067
1,100	*	Sigmatel, Inc	9,614
2,033		Standard Motor Products, Inc	18,053
2,488	*	Sycamore Networks, Inc	11,694
900		Technitrol, Inc	21,582
700	*	Tekelec	9,681
2,441		Teleflex, Inc	174,849
6,890	*	Tellabs, Inc	109,551
2,027	*	Terayon Communication Systems, Inc	3,709
25,874		Texas Instruments, Inc	840,129

TIAA-CREF MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE
1,538	*	Thomas & Betts Corp	$79,022
5,867	*	Transwitch Corp	15,254
2,132	*	Utstarcom, Inc	13,410
1,335	*	Vasco Data Security International	10,920
600	*	Vishay Intertechnology, Inc	8,544
1,600	*	Vitesse Semiconductor Corp	5,728
6,100	*	Westell Technologies, Inc	24,827
400		Whirlpool Corp	36,588
5,500		Xilinx, Inc	140,030
3,425	*	Zhone Technologies, Inc	9,179
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	11,347,757

ENGINEERING AND MANAGEMENT SERVICES - 0.38%
1,260	*	Arena Pharmaceuticals, Inc	22,819
1,848	*	Ceridian Corp	47,032
600	*	Charles River Laboratories International, Inc	29,412
232	*	CV Therapeutics, Inc	5,123
1,086	*	deCODE genetics, Inc	9,416
480	*	Digitas, Inc	6,912
259	*	FuelCell Energy, Inc	2,971
50	*	Gartner, Inc (Class A)	698
2,000	*	Greenfield Online, Inc	11,980
39	*	Hewitt Associates, Inc	1,160
4,036		IMS Health, Inc	104,008
1,404	*	Layne Christensen Co	47,062
3,265	*	Nanogen, Inc	9,860
700	*	Nuvelo, Inc	12,474
7,620		Paychex, Inc	317,449
112	*	Per-Se Technologies, Inc	2,986
400		Pharmaceutical Product Development, Inc	13,844
608	*	Regeneron Pharmaceuticals, Inc	10,111
19	*	Symyx Technologies, Inc	527
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	655,844

FABRICATED METAL PRODUCTS - 0.68%
2,769		Barnes Group, Inc	112,145
3,100	*	Global Power Equipment Group, Inc	11,935
10,101		Illinois Tool Works, Inc	972,827
800		Silgan Holdings, Inc	32,136
900		Snap-On, Inc	34,308
483		Valmont Industries, Inc	20,305
		TOTAL FABRICATED METAL PRODUCTS	1,183,656

FOOD AND KINDRED PRODUCTS - 3.46%
3,200		American Italian Pasta Co (Class A)	20,032
7,403		Campbell Soup Co	239,857
44,955		Coca-Cola Co	1,882,266
6,759		Coca-Cola Enterprises, Inc	137,478
500	*	Dean Foods Co	19,415
8,764		General Mills, Inc	444,160
10,308		H.J. Heinz Co	390,879
4,064		Hershey Co	212,263
9,664		Kellogg Co	425,603
300	*	Maui Land & Pineapple Co, Inc	11,325

TIAA-CREF MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE
600		McCormick & Co, Inc (Non-Vote)	$20,316
1,500		Pepsi Bottling Group, Inc	45,585
32,474		PepsiCo, Inc	1,876,672
4,980		Wrigley (Wm.) Jr Co	318,720
		TOTAL FOOD AND KINDRED PRODUCTS	6,044,571

FOOD STORES - 0.39%
8,883		Albertson's, Inc	228,027
14,565		Kroger Co	296,543
800	*	Pathmark Stores, Inc	8,368
2,200		Whole Foods Market, Inc	146,168
		TOTAL FOOD STORES	679,106

FURNITURE AND FIXTURES - 0.80%
8,100	*	BE Aerospace, Inc	203,472
2,630		Hillenbrand Industries, Inc	144,624
6,894		Johnson Controls, Inc	523,461
4,285		Leggett & Platt, Inc	104,425
11,828		Masco Corp	384,292
1,863		Newell Rubbermaid, Inc	46,929
		TOTAL FURNITURE AND FIXTURES	1,407,203

FURNITURE AND HOMEFURNISHINGS STORES - 0.34%
4,053	*	Bed Bath & Beyond, Inc	155,635
5,951		Best Buy Co, Inc	332,839
1,379		Circuit City Stores, Inc	33,758
200	*	Mohawk Industries, Inc	16,144
1,000		Pier 1 Imports, Inc	11,610
1,971		RadioShack Corp	37,902
76		Williams-Sonoma, Inc	3,222
		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	591,110

GENERAL BUILDING CONTRACTORS - 0.59%
121	*	Avatar Holdings, Inc	7,381
500		Beazer Homes USA, Inc	32,850
2,224		Centex Corp	137,866
2,000	*	Comstock Homebuilding Cos, Inc	22,020
5,769		DR Horton, Inc	191,646
1,800		KB Home	116,964
3,240		Lennar Corp (Class A)	195,631
64		Lennar Corp (Class B)	3,571
600		MDC Holdings, Inc	38,586
4,096		Pulte Homes, Inc	157,368
600		Ryland Group, Inc	41,640
700		Standard-Pacific Corp	23,534
2,000	*	Toll Brothers, Inc	69,260
		TOTAL GENERAL BUILDING CONTRACTORS	1,038,317

GENERAL MERCHANDISE STORES - 1.31%
300	*	99 Cents Only Stores	4,068
331	*	Big Lots, Inc	4,621
41	*	BJ's Wholesale Club, Inc	1,292
700		Bon-Ton Stores, Inc	22,645
10,898		Costco Wholesale Corp	590,236

TIAA-CREF MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE
3,508		Dollar General Corp	$61,986
702	*	Dollar Tree Stores, Inc	19,424
3,721		Family Dollar Stores, Inc	98,979
4,491		JC Penney Co, Inc	271,301
1,400	*	Retail Ventures, Inc	20,524
1,945		Saks, Inc	37,539
17,478		Target Corp	909,031
9,754		TJX Cos, Inc	242,094
		TOTAL GENERAL MERCHANDISE STORES	2,283,740

HEALTH SERVICES - 0.65%
6,589		Caremark Rx, Inc	324,047
2,117	*	Coventry Health Care, Inc	114,276
800	*	DaVita, Inc	48,168
800	*	Gentiva Health Services, Inc	14,568
4,941		Health Management Associates, Inc (Class A)	106,577
104		Hooper Holmes, Inc	301
1,700	*	Laboratory Corp of America Holdings	99,416
34	*	LifePoint Hospitals, Inc	1,057
885	*	Lincare Holdings, Inc	34,480
1,241		Manor Care, Inc	55,038
4,737	*	Medco Health Solutions, Inc	271,051
967		Option Care, Inc	13,673
798	*	Triad Hospitals, Inc	33,436
483		Universal Health Services, Inc (Class B)	24,532
200	*	VistaCare, Inc (Class A)	3,100
		TOTAL HEALTH SERVICES	1,143,720

HOLDING AND OTHER INVESTMENT OFFICES - 2.85%
884		AMB Property Corp	47,975
4,168		American Capital Strategies Ltd	146,547
2,200		American Financial Realty Trust	25,630
2,400		Annaly Mortgage Management, Inc	29,136
7,391		Archstone-Smith Trust	360,459
1,147		AvalonBay Communities, Inc	125,138
1,400		Bedford Property Investors	37,702
2,085		Boston Properties, Inc	194,426
1,100		Cherokee, Inc	44,297
4,000		Choice Hotels International, Inc	183,120
1,632		Crescent Real Estate Equities Co	34,386
200		Developers Diversified Realty Corp	10,950
4,059		Duke Realty Corp	154,039
15,389		Equity Office Properties Trust	516,763
9,262		Equity Residential	433,369
1,000		First Industrial Realty Trust, Inc	42,690
2,700		Friedman Billings Ramsey Group, Inc	25,326
2,980		General Growth Properties, Inc	145,633
700		Gladstone Capital Corp	15,085
700		Harris & Harris Group, Inc	9,765
1,300		Health Care Property Investors, Inc	36,920
800		Hospitality Properties Trust	34,936
5,200		Host Marriott Corp	111,280
2,700		HRPT Properties Trust	31,698
500	*	Interdigital Communications Corp	12,260

TIAA-CREF MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE
2,829		iStar Financial, Inc	$108,294
4,600		Kimco Realty Corp	186,944
11,800		Luminent Mortgage Capital, Inc	95,698
4,400		MCG Capital Corp	62,084
4,200		MFA Mortgage Investments, Inc	26,670
4,900		New Plan Excel Realty Trust	127,106
800		NorthStar Realty Finance Corp	8,760
3,300		Opteum, Inc	28,248
1,400		Origen Financial, Inc	8,512
700		Potlatch Corp	29,988
6,033		Prologis	322,766
2,182		Public Storage, Inc	177,244
700	*	Rambus, Inc	27,538
5,859		Royal Gold, Inc	212,037
5,337		Simon Property Group, Inc	449,055
3,003		Vornado Realty Trust	288,288
300		Weingarten Realty Investors	12,225
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	4,980,987

HOTELS AND OTHER LODGING PLACES - 0.16%
2,851	*	Gaylord Entertainment Co	129,378
7,800	*	Great Wolf Resorts, Inc	90,402
4,500	*	Lodgian, Inc	62,505
		TOTAL HOTELS AND OTHER LODGING PLACES	282,285

INDUSTRIAL MACHINERY AND EQUIPMENT - 6.41%
3,949	*	3Com Corp	20,219
21,266		3M Co	1,609,624
3,000	*	AGCO Corp	62,220
1,100		Alamo Group, Inc	24,354
4,200		American Standard Cos, Inc	180,012
10,936	*	Apple Computer, Inc	685,906
29,168		Applied Materials, Inc	510,732
700	*	Astec Industries, Inc	25,130
2,047		Black & Decker Corp	177,864
358	*	Blue Coat Systems, Inc	7,783
900		Briggs & Stratton Corp	31,833
375	*	Brooks Automation, Inc	5,340
300		Carlisle Cos, Inc	24,540
490	*	Cirrus Logic, Inc	4,155
1,034		Cummins, Inc	108,673
7,667		Deere & Co	606,076
35,450	*	Dell, Inc	1,054,992
300		Donaldson Co, Inc	10,137
36,142	*	EMC Corp	492,615
3,124	*	Emcore Corp	31,927
441	*	Emulex Corp	7,537
233	*	Extreme Networks, Inc	1,170
1,273	*	Finisar Corp	6,301
300	*	Flowserve Corp	17,502
900	*	FMC Technologies, Inc	46,098
600	*	Foundry Networks, Inc	10,896
843	*	Gehl Co	27,920
696		Graco, Inc	31,619

TIAA-CREF MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE
2,598	*	Grant Prideco, Inc	$111,298
1,144		Gulf Island Fabrication, Inc	27,078
41,447		Hewlett-Packard Co	1,363,606
200	*	Hydril	15,590
152	*	Intermec, Inc	4,638
27,231		International Business Machines Corp	2,245,741
1,600		JLG Industries, Inc	49,264
6,785	*	Juniper Networks, Inc	129,729
200		Kennametal, Inc	12,228
900	*	Lam Research Corp	38,700
1,719	*	Lexmark International, Inc	78,008
136		Lincoln Electric Holdings, Inc	7,343
800		Lufkin Industries, Inc	44,352
3,888	*	McData Corp (Class A)	17,963
5,840	*	MRV Communications, Inc	23,944
4,511	*	Network Appliance, Inc	162,531
500		NN, Inc	6,455
976		Nordson Corp	48,663
903	*	Novellus Systems, Inc	21,672
700	*	Oil States International, Inc	25,795
2,100		Pall Corp	65,499
1,438	*	Palm, Inc	33,304
2,000		Pentair, Inc	81,500
200	*	Presstek, Inc	2,380
300	*	Quantum Corp	1,122
2,100	*	SanDisk Corp	120,792
2,459	*	Semitool, Inc	27,959
5,584		Smith International, Inc	217,553
16,905	*	Solectron Corp	67,620
948		SPX Corp	50,642
2,100		Stanley Works	106,386
2,500		Tennant Co	130,800
650	*	TurboChef Technologies, Inc	7,930
1,885	*	Western Digital Corp	36,626
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	11,207,886

INSTRUMENTS AND RELATED PRODUCTS - 5.49%
900	*	Affymetrix, Inc	29,637
497	*	Align Technology, Inc	4,557
3,654		Ametek, Inc	164,284
300		Analogic Corp	19,860
4,300		Applera Corp (Applied Biosystems Group)	116,702
1,892		Bard (C.R.), Inc	128,297
583		Bausch & Lomb, Inc	37,137
15,531		Baxter International, Inc	602,758
1,122		Beckman Coulter, Inc	61,228
6,335		Becton Dickinson & Co	390,109
6,606		Biomet, Inc	234,645
11,908	*	Boston Scientific Corp	274,479
864	*	Bruker BioSciences Corp	4,666
300		Cooper Cos, Inc	16,209
681	*	Credence Systems Corp	4,999
496	*	Cytyc Corp	13,977
1,306		Dentsply International, Inc	75,944

TIAA-CREF MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE
500	*	DJ Orthopedics, Inc	$19,880
207	*	Edwards Lifesciences Corp	9,005
400	*	FARO Technologies, Inc	5,700
1,808	*	Fisher Scientific International, Inc	123,034
600	*	Fossil, Inc	11,148
5,653		Guidant Corp	441,273
200	*	Hologic, Inc	11,070
13,650	*	Innovative Solutions & Support, Inc	177,450
543	*	Input/Output, Inc	5,273
300	*	Intuitive Surgical, Inc	35,400
58,922		Johnson & Johnson	3,489,361
400		Keithley Instruments, Inc	6,144
2,435		Kla-Tencor Corp	117,757
800	*	Lifecell Corp	18,040
1,652	*	LTX Corp	8,921
918	*	Luminex Corp	13,641
22,876		Medtronic, Inc	1,160,957
695	*	Millipore Corp	50,777
305	*	MKS Instruments, Inc	7,146
596		Oakley, Inc	10,144
319	*	OraSure Technologies, Inc	3,286
2,064		PerkinElmer, Inc	48,442
5,942		Pitney Bowes, Inc	255,090
300		Roper Industries, Inc	14,589
6,080	*	St. Jude Medical, Inc	249,280
6,392		Stryker Corp	283,421
1,500		Tektronix, Inc	53,565
2,650	*	Thermo Electron Corp	98,289
1,349	*	TriPath Imaging, Inc	9,416
1,870	*	Varian Medical Systems, Inc	105,019
1,647	*	Waters Corp	71,068
14,387	*	Xerox Corp	218,682
4,186	*	Zimmer Holdings, Inc	282,974
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	9,594,730

INSURANCE AGENTS, BROKERS AND SERVICE - 0.87%
1,640		Brown & Brown, Inc	54,448
800		Clark, Inc	9,448
300	*	Corvel Corp	6,606
3,500		Crawford & Co (Class B)	21,000
737		Erie Indemnity Co (Class A)	38,796
1,662	*	Express Scripts, Inc	146,090
3,264		Gallagher (Arthur J.) & Co	90,772
8,996		Hartford Financial Services Group, Inc	724,628
14,898		Marsh & McLennan Cos, Inc	437,405
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	1,529,193

INSURANCE CARRIERS - 5.70%
11,200		Aetna, Inc	550,368
400		Affirmative Insurance Holdings, Inc	5,284
14,594		Aflac, Inc	658,627
3,300		Ambac Financial Group, Inc	262,680
700		American Financial Group, Inc	29,127
6,898		Chubb Corp	658,345

TIAA-CREF MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE
2,591		Cigna Corp	$338,436
9,376		Cincinnati Financial Corp	394,448
4,095		Fidelity National Financial, Inc	145,495
1,800		First American Corp	70,488
900		HCC Insurance Holdings, Inc	31,320
1,822	*	Health Net, Inc	92,594
2,323	*	Humana, Inc	122,306
4,999		Jefferson-Pilot Corp	279,644
7,397		Lincoln National Corp	403,802
3,993		MBIA, Inc	240,099
900		Mercury General Corp	49,410
2,205		MGIC Investment Corp	146,919
900		Phoenix Cos, Inc	14,670
1,400		PMI Group, Inc	64,288
8,928		Principal Financial Group	435,686
4,633		Progressive Corp	483,037
300		Protective Life Corp	14,922
13,159		Prudential Financial, Inc	997,584
1,400		Radian Group, Inc	84,350
4,693		Safeco Corp	235,636
20,454		St. Paul Travelers Cos, Inc	854,773
22,202		UnitedHealth Group, Inc	1,240,204
6,563		UnumProvident Corp	134,410
1,800		W.R. Berkley Corp	104,508
10,634	*	WellPoint, Inc	823,391
		TOTAL INSURANCE CARRIERS	9,966,851

LEATHER AND LEATHER PRODUCTS - 0.13%
6,376	*	Coach, Inc	220,482
169	*	Skechers U.S.A., Inc (Class A)	4,213
202		Stride Rite Corp	2,925
		TOTAL LEATHER AND LEATHER PRODUCTS	227,620

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.01%
700		Laidlaw International, Inc	19,040
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	19,040

LUMBER AND WOOD PRODUCTS - 0.02%
1,474	*	Champion Enterprises, Inc	22,051
300		Skyline Corp	12,414
		TOTAL LUMBER AND WOOD PRODUCTS	34,465

METAL MINING - 0.08%
1,552		Cleveland-Cliffs, Inc	135,210
		TOTAL METAL MINING	135,210

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.15%
1,009		Callaway Golf Co	17,355
11,734		Mattel, Inc	212,737
161		Nautilus, Inc	2,407
1,783		Russ Berrie & Co, Inc	27,102
87	*	Steinway Musical Instruments, Inc	2,803
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	262,404

TIAA-CREF MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE
MISCELLANEOUS RETAIL - 1.14%
4,695	*	Amazon.com, Inc	$171,414
333		CDW Corp	19,597
13,118		CVS Corp	391,835
1,626	*	GSI Commerce, Inc	27,642
956		Michaels Stores, Inc	35,926
3,560	*	Office Depot, Inc	132,574
851		Petsmart, Inc	23,947
13,034		Staples, Inc	332,628
994		Tiffany & Co	37,315
19,090		Walgreen Co	823,352
		TOTAL MISCELLANEOUS RETAIL	1,996,230

MOTION PICTURES - 1.69%
2,000		Carmike Cinemas, Inc	48,260
1,100	*	DreamWorks Animation SKG, Inc (Class A)	29,095
2,256		Marcus Corp	45,007
908	*	Pixar	58,239
522		Regal Entertainment Group (Class A)	9,819
89,162		Time Warner, Inc	1,497,030
45,358		Walt Disney Co	1,265,035
		TOTAL MOTION PICTURES	2,952,485

NONDEPOSITORY INSTITUTIONS - 3.30%
1,014		Advanta Corp (Class A)	34,567
8,024		Allied Capital Corp	245,534
26,353		American Express Co	1,384,850
2,200	*	AmeriCredit Corp	67,606
2,220		Beverly Hills Bancorp, Inc	23,532
6,033		Capital One Financial Corp	485,777
2,678		CapitalSource, Inc	66,629
300	*	CompuCredit Corp	11,043
11,812		Countrywide Financial Corp	433,500
6,400		Doral Financial Corp	73,920
24,633		Fannie Mae	1,266,136
500		Federal Agricultural Mortgage Corp (Class C)	14,710
700		First Marblehead Corp	30,275
16,480		Freddie Mac	1,005,280
1,191		IndyMac Bancorp, Inc	48,748
10,905		SLM Corp	566,406
		TOTAL NONDEPOSITORY INSTITUTIONS	5,758,513

NONMETALLIC MINERALS, EXCEPT FUELS - 0.18%
2,751		AMCOL International Corp	79,229
450		CARBO Ceramics, Inc	25,610
2,397		Vulcan Materials Co	207,700
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	312,539

OIL AND GAS EXTRACTION - 4.77%
9,361		Anadarko Petroleum Corp	945,555
13,034		Apache Corp	853,857
798	*	Atlas America, Inc	38,152
959	*	ATP Oil & Gas Corp	42,110
700		Berry Petroleum Co (Class A)	47,915

TIAA-CREF MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE
1,950		Cabot Oil & Gas Corp (Class A)	$93,464
2,100	*	Callon Petroleum Co	44,142
1,600	*	Cheniere Energy, Inc	64,912
8,396		Chesapeake Energy Corp	263,718
4,109		Cimarex Energy Co	177,755
394	*	Clayton Williams Energy, Inc	16,122
1,488	*	Comstock Resources, Inc	44,179
2,400	*	Cooper Cameron Corp	105,792
2,013		Crosstex Energy, Inc	155,907
500	*	Delta Petroleum Corp	10,510
6,130	*	Denbury Resources, Inc	194,137
15,134		Devon Energy Corp	925,747
2,000	*	Edge Petroleum Corp	49,960
1,600	*	Encore Acquisition Co	49,600
3,400	*	Endeavour International Corp	9,894
1,136	*	Energy Partners Ltd	26,787
5,817		ENSCO International, Inc	299,285
10,966		Equitable Resources, Inc	400,369
3,543	*	Forest Oil Corp	131,729
1,300	*	FX Energy, Inc	6,799
2,700	*	Global Industries Ltd	39,123
700	*	Goodrich Petroleum Corp	18,900
4,100	*	Grey Wolf, Inc	30,504
3,698	*	Harvest Natural Resources, Inc	35,945
1,100	*	Helix Energy Solutions Group, Inc	41,690
2,299		Helmerich & Payne, Inc	160,516
1,800	*	Houston Exploration Co	94,860
2,445	*	KCS Energy, Inc	63,570
700		Markwest Hydrocarbon, Inc	16,030
5,179	*	Meridian Resource Corp	20,975
3,787	*	National Oilwell Varco, Inc	242,822
4,696	*	Newfield Exploration Co	196,762
6,862		Noble Energy, Inc	301,379
2,200	*	Parallel Petroleum Corp	40,590
4,619	*	PetroHawk Energy Corp	63,280
200	*	Petroleum Development Corp	9,072
3,147	*	Petroquest Energy, Inc	31,753
5,616		Pioneer Natural Resources Co	248,508
2,609	*	Plains Exploration & Production Co	100,812
3,697		Pogo Producing Co	185,774
3,552	*	Pride International, Inc	110,751
2,550	*	Quicksilver Resources, Inc	98,583
3,604		Range Resources Corp	98,425
800	*	Remington Oil & Gas Corp	34,576
2,457		Rowan Cos, Inc	108,010
2,000		St. Mary Land & Exploration Co	81,660
2,055	*	Stone Energy Corp	90,687
1,641	*	Swift Energy Co	61,472
949	*	Toreador Resources Corp	29,523
146	*	Tri-Valley Corp	1,164
1,000	*	Unit Corp	55,750
1,100	*	Veritas DGC, Inc	49,929
1,000		W&T Offshore, Inc	40,310
1,000	*	Whiting Petroleum Corp	40,990

TIAA-CREF MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE
11,186		XTO Energy, Inc	$487,374
		TOTAL OIL AND GAS EXTRACTION	8,330,466

PAPER AND ALLIED PRODUCTS - 0.79%
2,400		Bemis Co	75,792
1,600		Bowater, Inc	47,328
3,400	*	Buckeye Technologies, Inc	30,770
2,100		Chesapeake Corp	29,148
1,300		Glatfelter	23,829
10,900		Kimberly-Clark Corp	630,020
9,476		MeadWestvaco Corp	258,790
2,200		Packaging Corp of America	49,368
1,300		Rock-Tenn Co (Class A)	19,487
3,271		Sonoco Products Co	110,789
2,422		Temple-Inland, Inc	107,900
		TOTAL PAPER AND ALLIED PRODUCTS	1,383,221

PERSONAL SERVICES - 0.02%
2,380		Stewart Enterprises, Inc (Class A)	13,590
300		Weight Watchers International, Inc	15,420
		TOTAL PERSONAL SERVICES	29,010

PETROLEUM AND COAL PRODUCTS - 1.10%
7,816		EOG Resources, Inc	562,752
2,672		Frontier Oil Corp	158,583
1,200	*	Giant Industries, Inc	83,448
1,678	*	Headwaters, Inc	66,768
4,934		Sunoco, Inc	382,730
11,168		Valero Energy Corp	667,623
		TOTAL PETROLEUM AND COAL PRODUCTS	1,921,904

PIPELINES, EXCEPT NATURAL GAS - 0.05%
8,181	*	Transmontaigne, Inc	80,256
		TOTAL PIPELINES, EXCEPT NATURAL GAS	80,256

PRIMARY METAL INDUSTRIES - 1.42%
2,500	*	Aleris International, Inc	120,175
1,100	*	Andrew Corp	13,508
2,679	*	Century Aluminum Co	113,723
21,611	*	Corning, Inc	581,552
2,144		Dynamic Materials Corp	76,412
648	*	General Cable Corp	19,654
2,368		Gibraltar Industries, Inc	69,761
1,700		Hubbell, Inc (Class B)	87,142
1,123	*	Lone Star Technologies, Inc	62,225
1,852	*	Maverick Tube Corp	98,137
1,969		Mueller Industries, Inc	70,274
1,624	*	NS Group, Inc	74,753
5,340		Nucor Corp	559,579
1,050		Quanex Corp	69,962
2,830		Steel Dynamics, Inc	160,546
2,300		Steel Technologies, Inc	55,890
3,715	*	Superior Essex, Inc	94,510
2,400	*	Wheeling-Pittsburgh Corp	44,064

TIAA-CREF MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE
5,188		Worthington Industries, Inc	$104,071
		TOTAL PRIMARY METAL INDUSTRIES	2,475,938

PRINTING AND PUBLISHING - 0.90%
600	*	ACCO Brands Corp	13,320
919		Dow Jones & Co, Inc	36,117
708	*	Dun & Bradstreet Corp	54,289
2,690		EW Scripps Co	120,270
10,870		McGraw-Hill Cos, Inc	626,329
3,396		New York Times Co (Class A)	85,953
417	*	R.H. Donnelley Corp	24,282
5,423		R.R. Donnelley & Sons Co	177,441
9,651		Tribune Co	264,727
218		Washington Post Co (Class B)	169,332
		TOTAL PRINTING AND PUBLISHING	1,572,060

RAILROAD TRANSPORTATION - 0.49%
1,461	*	Kansas City Southern Industries, Inc	36,087
14,674		Norfolk Southern Corp	793,423
2,183	*	RailAmerica, Inc	23,271
		TOTAL RAILROAD TRANSPORTATION	852,781

REAL ESTATE - 0.03%
400	*	CB Richard Ellis Group, Inc	32,280
897		Resource America, Inc (Class A)	17,868
500	*	Sunterra Corp	7,140
		TOTAL REAL ESTATE	57,288

RUBBER AND MISCELLANEOUS PLASTIC PRODUCT - 0.11%
1,671		Cooper Tire & Rubber Co	23,962
1,200	*	Entegris, Inc	12,768
1,295		Sealed Air Corp	74,940
1,100		Spartech Corp	26,400
3,180		Tredegar Corp	50,594
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCT	188,664

SECURITY AND COMMODITY BROKERS - 2.98%
790		A.G. Edwards. Inc	39,389
801	*	Bankrate, Inc	34,891
858	*	BISYS Group, Inc	11,566
21,486		Charles Schwab Corp	369,774
500		Chicago Mercantile Exchange Holdings, Inc	223,750
900		Eaton Vance Corp	24,642
796		Federated Investors, Inc (Class B)	31,084
6,836		Franklin Resources, Inc	644,225
8,736		Goldman Sachs Group, Inc	1,371,202
3,086		Janus Capital Group, Inc	71,503
2,096		Legg Mason, Inc	262,692
21,686		Merrill Lynch & Co, Inc	1,707,989
184	*	Piper Jaffray Cos	10,120
738		SEI Investments Co	29,911
3,363		T Rowe Price Group, Inc	263,020
5,696		TD Ameritrade Holding Corp	118,876
		TOTAL SECURITY AND COMMODITY BROKERS	5,214,634

TIAA-CREF MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE
SPECIAL TRADE CONTRACTORS - 0.03%
1,050		Noble International Ltd	$17,776
1,802	*	Quanta Services, Inc	28,868
		TOTAL SPECIAL TRADE CONTRACTORS	46,644

STONE, CLAY, AND GLASS PRODUCTS - 0.05%
400		Ameron International Corp	29,292
241		Apogee Enterprises, Inc	4,068
135		Charles & Colvard Ltd	1,462
48		Eagle Materials, Inc	3,060
159		Eagle Materials, Inc (Class B)	10,143
600		Florida Rock Industries, Inc	33,732
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	81,757

TRANSPORTATION BY AIR - 0.67%
600	*	Airtran Holdings, Inc	10,866
900	*	Alaska Air Group, Inc	31,905
2,587	*	AMR Corp	69,978
2,183	*	Continental Airlines, Inc (Class B)	58,723
2,300	*	ExpressJet Holdings, Inc	17,112
5,290		FedEx Corp	597,452
1,111	*	Frontier Airlines, Inc	8,555
1,462	*	JetBlue Airways Corp	15,673
1,832	*	Mesa Air Group, Inc	20,958
2,900	*	Pinnacle Airlines Corp	19,314
565		Skywest, Inc	16,537
17,239		Southwest Airlines Co	310,130
		TOTAL TRANSPORTATION BY AIR	1,177,203

TRANSPORTATION EQUIPMENT - 0.69%
1,500		American Axle & Manufacturing Holdings, Inc	25,695
1,603		ArvinMeritor, Inc	23,901
2,860		Autoliv, Inc	161,819
1,298		BorgWarner, Inc	77,932
1,937		Brunswick Corp	75,272
800		Coachmen Industries, Inc	9,104
200		Federal Signal Corp	3,700
1,100	*	Fleetwood Enterprises, Inc	12,287
2,542		Gentex Corp	44,383
553		Greenbrier Cos, Inc	22,147
6,676		Harley-Davidson, Inc	346,351
1,727		Harsco Corp	142,685
900		Marine Products Corp	9,891
992		Modine Manufacturing Co	29,264
100	*	Pactiv Corp	2,454
4,396	*	Quantum Fuel Systems Technologies Worldwide, Inc	15,737
300	*	Strattec Security Corp	11,187
1,600		Superior Industries International, Inc	30,976
1,482	*	Tenneco, Inc	32,145
300		Thor Industries, Inc	16,008
2,300	*	TRW Automotive Holdings Corp	53,590
5,000	*	Visteon Corp	23,000
205		Wabash National Corp	4,049

TIAA-CREF MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE
800		Westinghouse Air Brake Technologies Corp	$26,080
400		Winnebago Industries, Inc	12,136
		TOTAL TRANSPORTATION EQUIPMENT	1,211,793

TRANSPORTATION SERVICES - 0.14%
1,976		GATX Corp	81,589
5,830	*	IAC/InterActiveCorp	171,810
		TOTAL TRANSPORTATION SERVICES	253,399

TRUCKING AND WAREHOUSING - 0.70%
4,000	*	SIRVA, Inc	34,120
14,957		United Parcel Service, Inc (Class B)	1,187,287
		TOTAL TRUCKING AND WAREHOUSING	1,221,407

WATER TRANSPORTATION - 0.14%
1,000	*	Gulfmark Offshore, Inc	27,800
1,900	*	Hornbeck Offshore Services, Inc	68,533
2,600		Tidewater, Inc	143,598
		TOTAL WATER TRANSPORTATION	239,931

WHOLESALE TRADE-DURABLE GOODS - 1.02%
3,500		Adesa, Inc	93,590
567	*	Advanced Medical Optics, Inc	26,445
5,600	*	Aviall, Inc	213,248
3,216		Castle (A.M.) & Co	94,872
2,846		Commercial Metals Co	152,232
400	*	Copart, Inc	10,980
8,630		Genuine Parts Co	378,253
1,500		Handleman Co	14,400
486	*	Henry Schein, Inc	23,260
2,800		IKON Office Solutions, Inc	39,900
300	*	Ingram Micro, Inc (Class A)	6,000
1,000		Metal Management, Inc	31,650
1,282		Omnicare, Inc	70,497
2,396	*	Patterson Cos, Inc	84,339
2,192		Reliance Steel & Aluminum Co	205,873
3,830		Ryerson Tull, Inc	102,491
1,548		Schnitzer Steel Industries, Inc (Class A)	66,332
2,224		W.W. Grainger, Inc	167,578
		TOTAL WHOLESALE TRADE-DURABLE GOODS	1,781,940

WHOLESALE TRADE-NONDURABLE GOODS - 1.50%
300		Airgas, Inc	11,727
1,290	*	Allscripts Healthcare Solutions, Inc	23,620
10,438		Cardinal Health, Inc	777,840
500		EnergySouth, Inc	15,905
2,682	*	First Horizon Pharmaceutical Corp	67,613
7,664		McKesson Corp	399,524
5,800		Nike, Inc (Class B)	493,580
9,500		Safeway, Inc	238,640
1,800		Supervalu, Inc	55,476
12,594		Sysco Corp	403,638
1,800		Weyco Group, Inc	40,500
2,462		World Fuel Services Corp	99,563
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	2,627,626

TIAA-CREF MUTUAL FUNDS - Social Choice Equity Fund

			VALUE
		TOTAL COMMON STOCKS
		(Cost $156,103,740)	$174,104,446
PRINCIPAL

SHORT-TERM INVESTMENTS - 0.39%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.39%
$ 690,000		Federal National Mortgage Association (FNMA) 4.650%, 04/03/06	690,000
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	690,000
		TOTAL SHORT-TERM INVESTMENTS
		(Cost $689,822)	690,000

		TOTAL PORTFOLIO - 100.03%
		(Cost $156,793,562)	174,794,446
		OTHER ASSETS & LIABILITIES, NET - (0.03)%	(58,528)

		NET ASSETS - 100.00%	$174,735,918

	*	Non-income producing

		For ease of presentation,we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF MUTUAL FUNDS - Managed Allocation Fund

TIAA-CREF MUTUAL FUNDS
MANAGED ALLOCATION FUND
STATEMENT OF INVESTMENTS (Unaudited)
March 31, 2006

SHARES			VALUE

TIAA-CREF MUTUAL FUNDS - 99.96%
19,542,951		TIAA-CREF Bond Plus Fund	$194,452,368
12,124,273		TIAA-CREF Growth Equity Fund	119,909,068
1,513,767		TIAA-CREF High-Yield Bond Fund	13,790,422
8,168,644		TIAA-CREF Institutional Large Cap Value Fund - Retail Class	120,732,561
393,829		TIAA-CREF Institutional Real Estate Securities Fund - Retail Class	5,690,838
1,173,799		TIAA-CREF Institutional Small-Cap Equity Fund - Retail Class	19,262,056
5,085,709		TIAA-CREF International Equity Fund	68,250,221
2,753,793		TIAA-CREF Money Market Fund	2,753,794
805,323		TIAA-CREF Short-Term Bond Fund	8,254,565

		TOTAL TIAA-CREF MUTUAL FUNDS
		(Cost $524,889,352)	553,095,893

PRINCIPAL

SHORT-TERM INVESTMENTS - 0.04%
U.S. GOVERNMENT SECURITIES AND DISCOUNT NOTES - 0.04%
$ 220,000		Federal National Mortgage Association (FNMA) 4.650%, 04/03/06	220,000
		TOTAL U.S. GOVERNMENT SECURITIES AND DISCOUNT NOTES	220,000
		TOTAL SHORT-TERM INVESTMENTS
		(Cost $219,943)	220,000

		TOTAL PORTFOLIO - 100.00%
		(Cost $525,109,295)	553,315,893
		OTHER ASSETS & LIABILITIES, NET - 0.00%**	10,094

		NET ASSETS - 100.00%	$553,325,987

	**	Percentage represents less than 0.01%

TIAA-CREF MUTUAL FUNDS - High-Yield Bond Fund

TIAA-CREF MUTUAL FUNDS
HIGH-YIELD BOND FUND
STATEMENT OF INVESTMENTS (Unaudited)
March 31, 2006

				MATURITY	MOODY’S
PRINCIPAL			RATE	DATE	RATING	VALUE

CORPORATE BONDS - 97.22%

AGRICULTURAL PRODUCTION-CROPS - 0.88%
$ 500,000		Dole Food Co, Inc	8.625%	05/01/09	B3	$502,500
2,000,000		Dole Food Co, Inc	8.875	03/15/11	B3	1,980,000
		TOTAL AGRICULTURAL PRODUCTION-CROPS				2,482,500

AGRICULTURAL SERVICES - 1.02%
1,000,000		American Rock Salt Co LLC	9.500	03/15/14	B3	1,010,000
1,809,000		United Agri Products	8.250	12/15/11	B1	1,881,360
		TOTAL AGRICULTURAL SERVICES				2,891,360

AMUSEMENT AND RECREATION SERVICES - 1.38%
1,000,000		Mohegan Tribal Gaming Authority	6.125	02/15/13	Ba2	986,250
375,000		Mohegan Tribal Gaming Authority	6.875	02/15/15	Ba3	372,656
2,550,000		Speedway Motorsports, Inc	6.750	06/01/13	Ba2	2,550,000
		TOTAL AMUSEMENT AND RECREATION SERVICES				3,908,906

APPAREL AND OTHER TEXTILE PRODUCTS - 1.23%
3,500,000		Broder Brothers	11.250	10/15/10	B3	3,482,500
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS				3,482,500

AUTO REPAIR, SERVICES AND PARKING - 3.09%
1,250,000	g	Hertz Corp	8.875	01/01/14	B1	1,296,875
3,280,000	g	Hertz Corp	10.500	01/01/16	B3	3,558,800
4,466,000		Keystone Automotive Operations, Inc	9.750	11/01/13	Caa1	3,907,750
		TOTAL AUTO REPAIR, SERVICES AND PARKING				8,763,425

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.63%
1,780,000		Asbury Automotive Group, Inc	8.000	03/15/14	B3	1,784,450
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS				1,784,450

BUSINESS SERVICES - 5.45%
600,000		Advanstar Communications, Inc	10.750	08/15/10	B3	652,500
1,500,000		Advanstar, Inc	15.000	10/15/11	NR	1,571,250
2,000,000		Iron Mountain, Inc	8.625	04/01/13	Caa1	2,080,000
2,000,000		Lamar Media Corp	6.625	08/15/15	Ba3	1,990,000
2,029,000	g	Serena Software, Inc	10.375	03/15/16	Caa1	2,130,450
1,000,000		Stena AB	9.625	12/01/12	Ba3	1,090,000
2,000,000	g	Sungard Data Systems, Inc	9.125	08/15/13	B3	2,115,000
2,690,000	g	Sungard Data Systems, Inc	10.250	08/15/15	Caa1	2,831,225
1,000,000		Universal Compression, Inc	7.250	05/15/10	Ba3	1,015,000
		TOTAL BUSINESS SERVICES				15,475,425

CHEMICALS AND ALLIED PRODUCTS - 5.24%
1,500,000		BCP Crystal US Holdings Corp	9.625	06/15/14	B3	1,661,250
2,000,000		Hercules, Inc	6.750	10/15/29	Ba3	1,960,000

TIAA-CREF MUTUAL FUNDS - High-Yield Bond Fund

				MATURITY	MOODY’S
PRINCIPAL			RATE	DATE	RATING	VALUE
$ 1,000,000		Huntsman International LLC	9.875	03/01/09	B2	$1,045,000
1,022,000		Koppers, Inc	9.875	10/15/13	B1	1,119,090
1,000,000		Nalco Co	7.750	11/15/11	B2	1,012,500
2,500,000	g	Nell AF SARL	8.375	08/15/15	B2	2,481,250
729,000		Rockwood Specialties Group, Inc	10.625	05/15/11	B3	800,077
1,500,000		Scotts Miracle-Gro Co	6.625	11/15/13	Ba2	1,507,500
1,250,000		Westlake Chemical Corp	6.625	01/15/16	Ba2	1,235,938
1,900,000		WH Holdings Ltd/WH Capital Corp	9.500	04/01/11	B1	2,052,000
		TOTAL CHEMICALS AND ALLIED PRODUCTS				14,874,605

COAL MINING - 1.51%
1,000,000		Arch Western Finance LLC	6.750	07/01/13	Ba3	992,500
1,750,000		Foundation PA Coal Co	7.250	08/01/14	B1	1,776,250
1,500,000		Peabody Energy Corp	6.875	03/15/13	Ba2	1,522,500
		TOTAL COAL MINING				4,291,250

COMMUNICATIONS - 11.21%
4,402,000		Allbritton Communications Co	7.750	12/15/12	B3	4,424,010
1,250,000		American Cellular Corp	10.000	08/01/11	B3	1,356,250
1,000,000	g	Charter Communications Operating LLC/Charter Communications Operating Capital	8.000	04/30/12	B2	995,000
1,000,000		Citizens Communications Co	9.250	05/15/11	Ba3	1,097,500
2,026,000		Citizens Communications Co	9.000	08/15/31	Ba3	2,165,288
750,000		CSC Holdings, Inc	8.125	07/15/09	B2	775,312
2,100,000		CSC Holdings, Inc	7.625	04/01/11	B2	2,110,500
1,000,000		Echostar DBS Corp	5.750	10/01/08	Ba3	990,000
1,025,000		Echostar DBS Corp	6.625	10/01/14	Ba3	990,406
1,000,000		Fisher Communications, Inc	8.625	09/15/14	B2	1,056,250
1,500,000		Gray Television, Inc	9.250	12/15/11	Ba3	1,590,000
1,000,000		Liberty Media Corp	8.250	02/01/30	Ba1	966,342
1,315,000		PanAmSat Corp	9.000	08/15/14	B1	1,384,037
165,000		Quebecor Media, Inc	7.750	03/15/16	B2	169,538
3,330,000		Qwest Communications International, Inc	7.250	02/15/11	B2	3,413,250
2,000,000		Qwest Corp	8.875	03/15/12	Ba3	2,235,000
800,000		Qwest Corp	7.250	10/15/35	Ba3	799,000
1,000,000		Rogers Cable, Inc	7.875	05/01/12	Ba2	1,070,000
1,750,000		Rogers Wireless, Inc	9.625	05/01/11	Ba2	2,010,312
1,000,000		Rogers Wireless, Inc	9.750	06/01/16	Ba2	1,220,000
1,000,000		Videotron Ltee	6.875	01/15/14	Ba3	1,005,000
		TOTAL COMMUNICATIONS				31,822,995

EATING AND DRINKING PLACES - 0.89%
2,500,000		Carrols Corp	9.000	01/15/13	B3	2,512,500
		TOTAL EATING AND DRINKING PLACES				2,512,500

ELECTRIC, GAS, AND SANITARY SERVICES - 13.29%
500,000		AES Corp	9.375	09/15/10	B1	545,000
1,000,000		AES Corp	8.875	02/15/11	B1	1,077,500
750,000		AES Corp	7.750	03/01/14	B1	787,500
500,000	g	AES Corp	9.000	05/15/15	Ba3	542,500
1,000,000	g	Allegheny Energy Supply	8.250	04/15/12	Ba3	1,096,250
1,000,000		Allied Waste North America	5.750	02/15/11	B2	952,500
2,000,000		Allied Waste North America	7.875	04/15/13	B2	2,087,500
1,000,000		Allied Waste North America	6.125	02/15/14	B2	950,000

TIAA-CREF MUTUAL FUNDS - High-Yield Bond Fund

				MATURITY	MOODY’S
PRINCIPAL			RATE	DATE	RATING	VALUE
$ 1,625,000		Aquila, Inc	9.950	02/01/11	B2	$1,799,687
1,500,000		CMS Energy Corp	8.500	04/15/11	B1	1,620,000
750,000		CMS Energy Corp	6.875	12/15/15	B1	758,437
1,000,000		Colorado Interstate Gas Co	5.950	03/15/15	B1	959,689
1,000,000	g,h	Dynegy Holdings, Inc	8.375	05/01/16	B2	995,000
500,000		Edison Mission Energy	10.000	08/15/08	B1	535,000
500,000		Edison Mission Energy	9.875	04/15/11	B1	565,000
1,000,000		General Cable Corp	9.500	11/15/10	B2	1,080,000
1,250,000	g	Inergy Lp/Inergy Finance Corp	8.250	03/01/16	B1	1,281,250
2,500,000		Midwest Generation LLC	8.300	07/02/09	B1	2,583,215
2,690,000		Mirant North America LLC	7.375	12/31/13	B1	2,743,800
1,343,655	v	NRG Energy, Inc	7.000	02/01/13	Ba2	1,360,452
306,344	v	NRG Energy, Inc	7.000	02/01/13	Ba2	309,790
2,000,000		NRG Energy, Inc	7.375	02/01/16	B1	2,042,500
250,000		Orion Power Holdings, Inc	12.000	05/01/10	B3	281,875
1,500,000		Reliant Energy, Inc	9.500	07/15/13	B2	1,501,875
2,075,000		Reliant Energy, Inc	6.750	12/15/14	B2	1,831,188
2,000,000		Sierra Pacific Resources	8.625	03/15/14	B1	2,170,850
1,000,000		Southern Natural Gas Co	8.000	03/01/32	B1	1,096,737
833,000	g	Targa Resources, Inc	8.500	11/01/13	B2	866,320
1,000,000		Williams Cos, Inc	8.125	03/15/12	B1	1,073,750
1,000,000		Williams Cos, Inc	7.750	06/15/31	B1	1,060,000
1,000,000		Williams Cos, Inc	8.750	03/15/32	B1	1,170,000
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				37,725,165

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 2.16%
1,250,000		Global Cash Access LLC/Global Cash Finance Corp	8.750	03/15/12	B3	1,342,187
3,400,000		L-3 Communications Corp	7.625	06/15/12	Ba3	3,510,500
1,250,000		Sanmina-SCI Corp	8.125	03/01/16	B1	1,262,500
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				6,115,187

FABRICATED METAL PRODUCTS - 1.18%
1,000,000		Ball Corp	6.875	12/15/12	Ba2	1,022,500
1,250,000	g	Crown Americas LLC and Crown Americas Capital Corp	7.625	11/15/13	B1	1,293,750
1,000,000	g	Crown Americas LLC and Crown Americas Capital Corp	7.750	11/15/15	B1	1,037,500
		TOTAL FABRICATED METAL PRODUCTS				3,353,750

FOOD AND KINDRED PRODUCTS - 0.81%
500,000		Del Monte Corp	8.625	12/15/12	B2	528,125
750,000		Del Monte Corp	6.750	02/15/15	B2	731,250
1,000,000		Swift & Co	10.125	10/01/09	B3	1,040,000
		TOTAL FOOD AND KINDRED PRODUCTS				2,299,375

FOOD STORES - 1.82%
1,700,000		Delhaize America, Inc	8.125	04/15/11	Ba1	1,835,216
3,333,000		Stater Brothers Holdings	8.125	06/15/12	B1	3,328,834
		TOTAL FOOD STORES				5,164,050

GENERAL BUILDING CONTRACTORS - 1.65%
1,000,000		Beazer Homes USA, Inc	8.375	04/15/12	Ba1	1,038,750
1,250,000		K Hovnanian Enterprises, Inc	7.500	05/15/16	Ba1	1,232,331
250,000		KB Home	8.625	12/15/08	Ba2	263,686
500,000		KB Home	6.375	08/15/11	Ba1	490,620

TIAA-CREF MUTUAL FUNDS - High-Yield Bond Fund

				MATURITY	MOODY’S
PRINCIPAL			RATE	DATE	RATING	VALUE
$ 1,000,000		KB Home	5.750	02/01/14	Ba1	$914,192
820,000	g	Stanley-Martin Communities LLC	9.750	08/15/15	B3	750,300
		TOTAL GENERAL BUILDING CONTRACTORS				4,689,879

HEALTH SERVICES - 3.69%
1,000,000		DaVita, Inc	6.625	03/15/13	B2	997,500
1,500,000		DaVita, Inc	7.250	03/15/15	B3	1,507,500
500,000		HCA, Inc	5.250	11/06/08	Ba2	491,404
1,000,000		HCA, Inc	7.875	02/01/11	Ba2	1,052,378
1,000,000		HCA, Inc	6.300	10/01/12	Ba2	976,043
2,650,000		HCA, Inc	6.500	02/15/16	Ba2	2,581,781
1,000,000		Tenet Healthcare Corp	6.375	12/01/11	B3	902,500
500,000		Tenet Healthcare Corp	7.375	02/01/13	B3	456,250
500,000		Tenet Healthcare Corp	9.875	07/01/14	B3	506,250
1,000,000		Ventas Realty Lp/Ventas Capital Corp	6.750	06/01/10	Ba2	1,010,000
		TOTAL HEALTH SERVICES				10,481,606

HOTELS AND OTHER LODGING PLACES - 2.68%
1,500,000		Boyd Gaming Corp	7.750	12/15/12	B1	1,571,250
500,000		Boyd Gaming Corp	7.125	02/01/16	B1	506,875
750,000		MGM Mirage	8.500	09/15/10	Ba2	802,500
2,750,000		MGM Mirage	6.750	09/01/12	Ba2	2,746,562
1,000,000		MGM Mirage	6.625	07/15/15	Ba2	983,750
1,000,000		Station Casinos, Inc	6.000	04/01/12	Ba2	986,250
		TOTAL HOTELS AND OTHER LODGING PLACES				7,597,187

INDUSTRIAL MACHINERY AND EQUIPMENT - 1.24%
1,450,000		Case New Holland, Inc	9.250	08/01/11	Ba3	1,547,875
2,000,000		Scientific Games Corp	6.250	12/15/12	B1	1,957,500
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				3,505,375

INSTRUMENTS AND RELATED PRODUCTS - 1.70%
400,000		DRS Technologies, Inc	6.625	02/01/16	B2	398,000
1,750,000		Fisher Scientific International, Inc	6.125	07/01/15	Ba2	1,708,437
500,000		Xerox Corp	9.750	01/15/09	Ba2	546,875
1,150,000		Xerox Corp	6.875	08/15/11	Ba2	1,180,188
1,000,000		Xerox Corp	6.400	03/15/16	Ba2	992,500
		TOTAL INSTRUMENTS AND RELATED PRODUCTS				4,826,000

JUSTICE, PUBLIC ORDER AND SAFETY - 0.79%
1,500,000		Corrections Corp of America	6.250	03/15/13	Ba3	1,475,625
770,000		Corrections Corp of America	6.750	01/31/14	Ba3	778,662
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY				2,254,287

LEGAL SERVICES - 0.80%
2,150,000		FTI Consulting, Inc	7.625	06/15/13	Ba2	2,262,875
		TOTAL LEGAL SERVICES				2,262,875

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.90%
1,250,000	g	Covalence Specialty Materials Corp	10.250	03/01/16	B3	1,312,500
1,250,000	g	Steinway Musical Instruments	7.000	03/01/14	Ba3	1,250,000
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES				2,562,500

TIAA-CREF MUTUAL FUNDS - High-Yield Bond Fund

				MATURITY	MOODY’S
PRINCIPAL			RATE	DATE	RATING	VALUE
MISCELLANEOUS RETAIL - 3.34%
$ 1,250,000		AmeriGas Partners Lp/AmeriGas Eagle Finance Corp	7.125	05/20/16	B1	$1,243,750
1,000,000		Couche-Tard US Lp/Couche-Tard Finance Corp	7.500	12/15/13	Ba3	1,025,000
944,000		FTD, Inc	7.750	02/15/14	B3	936,920
3,500,000	g	GSC Holdings Corp	8.000	10/01/12	Ba3	3,473,750
1,000,000		Rite Aid Corp	7.500	01/15/15	B2	970,000
1,750,000	g	Stripes Acquisition LLC/Susser Finance Corp	10.625	12/15/13	B2	1,835,312
		TOTAL MISCELLANEOUS RETAIL				9,484,732

NONDEPOSITORY INSTITUTIONS - 3.18%
1,250,000		Ford Motor Credit Co	5.800	01/12/09	Ba2	1,141,571
1,250,000		Ford Motor Credit Co	5.700	01/15/10	Ba2	1,109,279
1,250,000		Ford Motor Credit Co	7.875	06/15/10	Ba2	1,171,834
1,250,000		Ford Motor Credit Co	7.000	10/01/13	Ba2	1,118,008
800,000		General Motors Acceptance Corp	6.125	08/28/07	Ba1	775,941
1,450,000		General Motors Acceptance Corp	5.625	05/15/09	Ba1	1,349,389
1,600,000		General Motors Acceptance Corp	7.250	03/02/11	Ba1	1,516,230
885,000		General Motors Acceptance Corp	8.000	11/01/31	Ba1	836,415
		TOTAL NONDEPOSITORY INSTITUTIONS				9,018,667

OIL AND GAS EXTRACTION - 4.27%
750,000		Chesapeake Energy Corp	7.500	09/15/13	Ba2	783,750
2,000,000		Chesapeake Energy Corp	7.750	01/15/15	Ba2	2,090,000
1,120,000		Chesapeake Energy Corp	6.875	01/15/16	Ba2	1,128,400
2,500,000	g	Chesapeake Energy Corp	6.875	11/15/20	Ba2	2,518,750
1,450,000		Encore Acquisition Co	6.000	07/15/15	B2	1,352,125
425,000		Encore Acquisition Co	7.250	12/01/17	B2	426,063
1,000,000		Hanover Compressor Co	9.000	06/01/14	B3	1,075,000
1,000,000		Kerr-McGee Corp	6.950	07/01/24	Ba3	1,017,288
649,000		Magnum Hunter Resources, Inc	9.600	03/15/12	Ba3	696,053
1,000,000		Plains Exploration & Production Co	7.125	06/15/14	Ba2	1,027,500
		TOTAL OIL AND GAS EXTRACTION				12,114,929

PAPER AND ALLIED PRODUCTS - 4.59%
2,929,000		Abitibi-Consolidated, Inc	8.550	08/01/10	B1	2,943,645
1,250,000		Catalyst Paper Corp	7.375	03/01/14	B1	1,181,250
810,000		Domtar, Inc	7.125	08/15/15	B1	716,850
820,000		Georgia-Pacific Corp	8.125	05/15/11	B2	852,800
500,000		Graphic Packaging International Corp	8.500	08/15/11	B2	495,000
2,083,000		Graphic Packaging International Corp	9.500	08/15/13	B3	1,947,605
1,880,000		Greif, Inc	8.875	08/01/12	B1	2,002,200
750,000		Jefferson Smurfit Corp US	8.250	10/01/12	B2	735,938
1,250,000		Playtex Products, Inc	9.375	06/01/11	Caa1	1,306,250
900,000		Stone Container Finance	7.375	07/15/14	B2	837,000
		TOTAL PAPER AND ALLIED PRODUCTS				13,018,538

PERSONAL SERVICES - 0.68%
1,900,000		Mac-Gray Corp	7.625	08/15/15	B1	1,938,000
		TOTAL PERSONAL SERVICES				1,938,000

PETROLEUM AND COAL PRODUCTS - 0.63%
580,000		Polypore, Inc	8.750	05/15/12	Caa2	551,000
1,250,000	g	Tesoro Corp	6.250	11/01/12	Ba1	1,228,125
		TOTAL PETROLEUM AND COAL PRODUCTS				1,779,125

TIAA-CREF MUTUAL FUNDS - High-Yield Bond Fund

				MATURITY	MOODY’S
PRINCIPAL			RATE	DATE	RATING	VALUE
PRIMARY METAL INDUSTRIES - 1.05%
$ 2,000,000	g	Novelis, Inc	7.250	02/15/15	B1	$1,920,000
600,000		Texas Industries, Inc	7.250	07/15/13	Ba3	618,000
421,000		United States Steel Corp	9.750	05/15/10	Ba1	454,680
		TOTAL PRIMARY METAL INDUSTRIES				2,992,680

PRINTING AND PUBLISHING - 5.03%
1,200,000		American Achievement Corp	8.250	04/01/12	B2	1,224,000
2,635,000		Cenveo Corp	7.875	12/01/13	B3	2,575,713
1,250,000	g	Network Communications, Inc	10.750	12/01/13	B2	1,271,875
1,000,000		Primedia, Inc	8.875	05/15/11	B2	975,000
2,128,000	g	Quebecor World Capital Corp	8.750	03/15/16	Ba3	2,075,409
4,500,000	g	RH Donnelley Corp	8.875	01/15/16	Caa1	4,680,000
1,500,000		Visant Corp	7.625	10/01/12	B3	1,481,250
		TOTAL PRINTING AND PUBLISHING				14,283,247

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.75%
2,250,000		Solo Cup Co	8.500	02/15/14	Caa1	2,115,000
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS				2,115,000

SECURITY AND COMMODITY BROKERS - 0.29%
800,000		E*Trade Financial Corp	7.375	09/15/13	B1	816,000
		TOTAL SECURITY AND COMMODITY BROKERS				816,000

SOCIAL SERVICES - 0.62%
1,860,000	g	Knowledge Learning Corp, Inc	7.750	02/01/15	B3	1,771,650
		TOTAL SOCIAL SERVICES				1,771,650

STONE, CLAY, AND GLASS PRODUCTS - 1.01%
1,000,000		Owens Brockway Glass Container, Inc	8.875	02/15/09	B1	1,041,250
1,250,000		Owens Brockway Glass Container, Inc	7.750	05/15/11	B1	1,303,125
500,000		Owens Brockway Glass Container, Inc	8.750	11/15/12	B1	535,000
		TOTAL STONE, CLAY, AND GLASS PRODUCTS				2,879,375

TRANSPORTATION EQUIPMENT - 2.52%
1,000,000	g	Bombardier, Inc	6.750	05/01/12	Ba2	955,000
2,000,000		Ford Motor Co	6.625	10/01/28	Ba3	1,340,000
1,620,000		General Motors Corp	8.375	07/15/33	B3	1,186,650
1,000,000		Sequa Corp	8.875	04/01/08	B1	1,042,500
1,000,000		Sequa Corp	9.000	08/01/09	B1	1,070,000
1,500,000		TransDigm, Inc	8.375	07/15/11	B3	1,567,500
		TOTAL TRANSPORTATION EQUIPMENT				7,161,650

TRANSPORTATION SERVICES - 0.64%
1,850,000		United Rentals North America, Inc	6.500	02/15/12	B3	1,813,000
		TOTAL TRANSPORTATION SERVICES				1,813,000

WATER TRANSPORTATION - 0.72%
2,000,000		Gulfmark Offshore, Inc	7.750	07/15/14	B2	2,040,000
		TOTAL WATER TRANSPORTATION				2,040,000

TIAA-CREF MUTUAL FUNDS - High-Yield Bond Fund

				MATURITY	MOODY’S
PRINCIPAL			RATE	DATE	RATING	VALUE
WHOLESALE TRADE-DURABLE GOODS - 2.31%
$ 2,500,000	g	IKON Office Solutions, Inc	7.750	09/15/15		$2,581,250
750,000		Russel Metals, Inc	6.375	03/01/14	Ba2	740,625
3,250,000		Ryerson, Inc	8.250	12/15/11	B2	3,233,750
		TOTAL WHOLESALE TRADE-DURABLE GOODS				6,555,625

WHOLESALE TRADE-NONDURABLE GOODS - 0.35%
1,000,000		Airgas, Inc	6.250	07/15/14	Ba2	985,000
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS				985,000

		TOTAL CORPORATE BONDS				275,894,370
		(Cost $274,155,650)
SHARES

COMMON STOCKS - 0.00% **
AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.00% **
1,500		Travelcenters Of America, Inc				1,875
500		Travelcenters Of America, Inc				625
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS				2,500

HOLDING AND OTHER INVESTMENT OFFICES - 0.00% **
1,500	v	Advanstar Holdings Corp				15
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				15

PAPER AND ALLIED PRODUCTS - 0.00% **
250	v	Pliant Corp				3
		TOTAL PAPER AND ALLIED PRODUCTS				3

		TOTAL COMMON STOCKS				2,518
		(Cost $162,891)
PRINCIPAL

SHORT-TERM INVESTMENTS - 1.03%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 1.03%
$ 2,910,000		Federal National Mortgage Association (FNMA)	4.650	04/03/06		2,910,000
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES				2,910,000
		TOTAL SHORT-TERM INVESTMENTS				2,910,000
		(Cost $2,909,248)

		TOTAL PORTFOLIO - 98.25%				278,806,888
		(Cost $277,227,789)

		OTHER ASSETS & LIABILITIES, NET - 1.75%				4,975,132

		NET ASSETS - 100.00%				$283,782,020

	**	Percentage represents less than 0.01%
	g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.
		At March 31, 2006, the value of these securities amounted to $50,145,091 or 17.67% of net assets.
	h	These securities were purchased on a delayed delivery basis.
	v	Security valued at fair value.

TIAA-CREF MUTUAL FUNDS - High-Yield Bond Fund

ABBREVIATION:
NR - Not Rated

For ease of presentation,we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

Restricted security held by the Fund is as follows:

SECURITY	ACQUISTION DATE	ACQUISTION COST	VALUE
TransDigm, Inc	07/15/03 - 04/08/05	$ 1,500,000	$1,567,500

TIAA-CREF MUTUAL FUNDS - Short-Term Bond Fund

TIAA-CREF MUTUAL FUNDS
SHORT-TERM BOND FUND
STATEMENT OF INVESTMENTS (Unaudited)
March 31, 2006

				MATURITY	MOODY'S
PRINCIPAL			RATE	DATE	RATING	VALUE

BONDS - 98.96%

CORPORATE BONDS - 45.41%

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.13%
$ 250,000		Autonation, Inc	9.000%	08/01/08	Ba2	$270,000
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS				270,000

ASSET BACKED - 10.43%
221,223	v	Asset Backed Funding Corp NIM Trust Series 2005-WMC1 (Class N1)	5.900	07/26/35	NR	221,069
1,500,000		Centex Home Equity Series 2004-D (Class MF2)	5.560	09/25/34	A2	1,470,151
749,092		Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-2 (Class 1A2)	3.777	01/25/22	Aaa	745,857
500,000		Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-2 (Class 1B)	5.700	02/25/34	Baa2	484,122
500,000		Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-2 (Class 1M2)	5.700	02/25/34	A2	491,323
500,000		Chase Manhattan Auto Owner Trust Series 2004-A (Class A4)	2.830	09/15/10	Aaa	483,987
1,320,000		CIT Equipment Collateral Series 2005-VT1 (Class A4)	4.360	11/20/12	Aaa	1,297,073
706,478		CIT Group Home Equity Loan Trust Series 2002-2 (Class BF)	6.830	06/25/33	Baa2	706,132
2,000,000	v	GMAC Mortgage Corp Loan Trust 2006-HLTV A3	5.590	03/01/30	Aaa	1,993,438
2,000,000	v	GMAC Mortgage Corp Loan Trust 2006-HLTV A4	5.810	03/01/36	Aaa	1,989,062
4,000,000		Household Automotive Trust Series 2003-2 (Class A4)	3.020	12/17/10	Aaa	3,907,340
2,000,000	v	Residential Funding Mortgage Securities II, Inc Series 2006-HI1 (Class A3)	5.570	02/25/36	Aaa	1,996,563
500,000	v	Residential Funding Mortgage Securities II, Inc Series 2006-HI1 (Class M2)	6.060	02/25/36	Aa2	498,047
5,400,000		Residential Funding Mortgage Securities II, Inc Series 2006-HSA2 (Class AI2)	5.500	03/25/36	Aaa	5,380,741
		TOTAL ASSET BACKED				21,664,905

CHEMICALS AND ALLIED PRODUCTS - 1.29%
1,000,000		Eli Lilly & Co	2.900	03/15/08	Aa3	959,252
1,000,000		Gillette Co	4.125	08/30/07	Aa3	985,097
250,000		Lubrizol Corp	4.625	10/01/09	Baa3	241,318
500,000		Merck & Co, Inc	5.250	07/01/06	Aa3	499,949
		TOTAL CHEMICALS AND ALLIED PRODUCTS				2,685,616

COMMUNICATIONS - 1.47%
500,000		COX Communications, Inc	7.750	08/15/06	Baa3	503,626
1,000,000		Sprint Capital Corp	6.000	01/15/07	Baa2	1,004,745
500,000		Verizon Global Funding Corp	7.375	09/01/12	A3	540,185
500,000		Verizon Wireless Capital LLC	5.375	12/15/06	A3	500,056
500,000		Vodafone Group plc	5.500	06/15/11	A2	496,413
		TOTAL COMMUNICATIONS				3,045,025

DEPOSITORY INSTITUTIONS - 6.24%
500,000		Bank of America Corp	5.250	02/01/07	Aa2	499,792
1,000,000		Bank One NA/Chicago IL	3.700	01/15/08	Aa2	973,215
1,000,000		Citigroup, Inc	5.750	05/10/06	Aa1	1,000,721
2,500,000		Citigroup, Inc	5.125	02/14/11	Aa1	2,467,147
1,000,000		JPMorgan Chase & Co	3.500	03/15/09	Aa3	950,766

TIAA-CREF MUTUAL FUNDS - Short-Term Bond Fund

			MATURITY	MOODY'S
PRINCIPAL		RATE	DATE	RATING	VALUE
$ 250,000	M&I Marshall & Ilsley Bank	4.125	09/04/07	Aa3	$245,858
500,000	M&I Marshall & Ilsley Bank	4.400	03/15/10	Aa3	481,803
500,000	Mellon Funding Corp	4.875	06/15/07	A1	497,538
250,000	National City Bank of Indiana	4.875	07/20/07	Aa3	248,582
500,000	Popular North America, Inc	3.875	10/01/08	A3	480,681
480,000	Suntrust Bank	7.250	09/15/06	Aa3	483,986
500,000	US Bancorp	4.500	07/29/10	Aa2	482,912
500,000	Wachovia Bank NA/Old	4.850	07/30/07	Aa2	497,456
500,000	Wachovia Capital Trust III	5.800	12/30/49	A2	491,240
500,000	Washington Mutual Bank/Seattle WA	4.500	08/25/08	A2	490,504
750,000	Wells Fargo & Co	3.125	04/01/09	Aa1	705,465
2,000,000	Wells Fargo & Co	4.875	01/12/11	Aa1	1,955,769
	TOTAL DEPOSITORY INSTITUTIONS				12,953,435

EATING AND DRINKING PLACES - 0.24%
500,000	McDonald's Corp	5.950	01/15/08	A2	504,435
	TOTAL EATING AND DRINKING PLACES				504,435

ELECTRIC, GAS, AND SANITARY SERVICES - 3.77%
207,000	American Electric Power Co, Inc	6.125	05/15/06	Baa2	207,172
500,000	Atmos Energy Corp	4.000	10/15/09	Baa3	475,178
250,000	Consumers Energy Co	4.400	08/15/09	Baa3	240,790
2,000,000	Duke Energy Corp	3.750	03/05/08	A3	1,938,674
500,000	FirstEnergy Corp	5.500	11/15/06	Baa3	500,128
500,000	KeySpan Corp	4.900	05/16/08	A3	494,574
500,000	Midamerican Energy Holdings Co	4.625	10/01/07	Baa1	493,781
1,000,000	Nisource Finance Corp	3.200	11/01/06	Baa3	987,839
1,000,000	Ohio Power Co	5.300	11/01/10	A3	988,158
500,000	Pepco Holdings, Inc	5.500	08/15/07	Baa2	500,256
1,000,000	Tampa Electric Co	5.375	08/15/07	Baa2	998,361
	TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				7,824,911

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.48%
500,000	Cisco Systems, Inc	5.250	02/22/11	A1	495,638
500,000	Cooper Industries, Inc	5.250	07/01/07	A3	497,303
	TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				992,941

FABRICATED METAL PRODUCTS - 0.72%
500,000	Fortune Brands, Inc	5.125	01/15/11	Baa2	488,986
1,000,000	Illinois Tool Works, Inc	5.750	03/01/09	Aa3	1,008,697
	TOTAL FABRICATED METAL PRODUCTS				1,497,683

FOOD AND KINDRED PRODUCTS - 1.42%
500,000	Cadbury Schweppes US Finance LLC	3.875	10/01/08	Baa2	482,123
1,000,000	Coca-Cola Enterprises, Inc	2.500	09/15/06	A2	987,183
1,000,000	General Mills, Inc	5.125	02/15/07	Baa2	998,388
500,000	Kraft Foods, Inc	4.000	10/01/08	A3	483,249
	TOTAL FOOD AND KINDRED PRODUCTS				2,950,943

FOOD STORES - 0.48%
500,000	Fred Meyer, Inc	7.450	03/01/08	Baa2	517,057
500,000	Safeway, Inc	4.125	11/01/08	Baa2	481,870
	TOTAL FOOD STORES				998,927

TIAA-CREF MUTUAL FUNDS - Short-Term Bond Fund

				MATURITY	MOODY'S
PRINCIPAL			RATE	DATE	RATING	VALUE
FURNITURE AND FIXTURES - 0.24%
$ 500,000		Masco Corp	4.625	08/15/07	Baa1	$493,323
		TOTAL FURNITURE AND FIXTURES				493,323

GENERAL BUILDING CONTRACTORS - 0.27%
500,000		DR Horton, Inc	9.750	09/15/10	Ba1	560,885
		TOTAL GENERAL BUILDING CONTRACTORS				560,885

GENERAL MERCHANDISE STORES - 1.17%
1,000,000		May Department Stores Co	3.950	07/15/07	Baa1	981,806
500,000		Target Corp	3.375	03/01/08	A2	482,965
500,000		Wal-Mart Stores, Inc	4.375	07/12/07	Aa2	494,825
500,000		Wal-Mart Stores, Inc	4.000	01/15/10	Aa2	477,188
		TOTAL GENERAL MERCHANDISE STORES				2,436,784

HOLDING AND OTHER INVESTMENT OFFICES - 0.35%
250,000	g	Mantis Reef Ltd	4.799	11/03/09	A3	241,491
500,000		Simon Property Group Lp	5.375	06/01/11	Baa1	490,920
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				732,411

INDUSTRIAL MACHINERY AND EQUIPMENT - 1.16%
250,000		Caterpillar Financial Services Corp	4.875	06/15/07	A2	248,625
1,000,000		Caterpillar Financial Services Corp	2.700	07/15/08	A2	945,185
250,000		Hewlett-Packard Co	3.625	03/15/08	A3	242,513
1,000,000	g	IBM Canada Credit Services Co	3.750	11/30/07	A1	973,782
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				2,410,105

INSURANCE CARRIERS - 0.95%
1,500,000		UnitedHealth Group, Inc	5.250	03/15/11	A2	1,487,383
500,000		WellPoint, Inc	5.000	01/15/11	Baa1	488,850
		TOTAL INSURANCE CARRIERS				1,976,233

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.24%
500,000		Tyco International Group SA	5.800	08/01/06	Baa3	500,590
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES				500,590

MOTION PICTURES - 0.24%
500,000		Walt Disney Co	5.500	12/29/06	A3	501,063
		TOTAL MOTION PICTURES				501,063

NONDEPOSITORY INSTITUTIONS - 4.59%
250,000		American General Finance Corp	2.750	06/15/08	A1	236,626
1,000,000		American Honda Finance Corp	5.125	12/15/10	A1	985,366
500,000	h	CIT Group Funding Co of Canada	4.650	07/01/10	A2	482,745
1,000,000		Countrywide Home Loans, Inc	5.500	08/01/06	A3	1,001,357
500,000		Ford Motor Credit Co	5.700	01/15/10	Ba2	443,712
500,000		General Electric Capital Corp	5.000	11/15/11	Aaa	490,289
500,000		General Motors Acceptance Corp	6.125	08/28/07	Ba1	484,963
1,000,000		HSBC Finance Corp	4.750	05/15/09	Aa3	982,291
1,500,000		HSBC Finance Corp	4.125	11/16/09	Aa3	1,433,240
500,000		HSBC Finance Corp	4.750	04/15/10	Aa3	485,793
500,000		International Lease Finance Corp	5.450	03/24/11	A1	496,468

TIAA-CREF MUTUAL FUNDS - Short-Term Bond Fund

			MATURITY	MOODY'S
PRINCIPAL		RATE	DATE	RATING	VALUE
$ 140,000	MBNA America Bank NA	5.375	01/15/08	Aa1	$140,176
500,000	National Rural Utilities Cooperative Finance Corp	6.500	03/01/07	A2	505,336
500,000	Residential Capital Corp	6.125	11/21/08	Baa3	500,235
500,000	SLM Corp	4.000	01/15/09	A2	481,922
400,000	Toyota Motor Credit Corp	2.875	08/01/08	Aaa	379,445
	TOTAL NONDEPOSITORY INSTITUTIONS				9,529,964

OIL AND GAS EXTRACTION - 0.95%
500,000	Anadarko Petroleum Corp	3.250	05/01/08	Baa1	480,061
750,000	Conoco Funding Co	5.450	10/15/06	A1	750,525
500,000	Devon Energy Corp	2.750	08/01/06	Baa2	495,681
250,000	Ocean Energy, Inc	4.375	10/01/07	Baa3	246,019
	TOTAL OIL AND GAS EXTRACTION				1,972,286

OTHER MORTGAGE BACKED SECURITIES - 1.46%
503,666	First Horizon Asset Securities, Inc Series 2003-9 (Class 1A4)	5.500	11/25/33	NR	497,737
600,000	GMAC Mortgage Corp Loan Trust Series 2005-HE2 (Class A3)	4.622	11/25/35	Aaa	591,236
2,000,000	LB-UBS Commercial Mortgage Trust Series 2005-C3 (Class A2)	4.553	07/15/30	Aaa	1,941,952
	TOTAL OTHER MORTGAGE BACKED SECURITIES				3,030,925

PIPELINES, EXCEPT NATURAL GAS - 1.52%
750,000	Enbridge Energy Partners Lp	4.000	01/15/09	Baa2	717,505
1,000,000	Enterprise Products Operating Lp	4.000	10/15/07	Baa3	978,487
500,000	Enterprise Products Operating Lp	4.950	06/01/10	Baa3	484,711
500,000	Panhandle Eastern Pipe Line	4.800	08/15/08	Baa3	491,506
500,000	Plains All American Pipeline Lp/PAA Finance Corp	4.750	08/15/09	Baa3	485,992
	TOTAL PIPELINES, EXCEPT NATURAL GAS				3,158,201

PRINTING AND PUBLISHING - 0.70%
500,000	CBS Corp	5.625	05/01/07	Baa3	500,148
1,000,000	RR Donnelley & Sons Co	3.750	04/01/09	Baa2	946,350
	TOTAL PRINTING AND PUBLISHING				1,446,498

RAILROAD TRANSPORTATION - 0.29%
87,000	Norfolk Southern Corp	7.350	05/15/07	Baa1	88,725
500,000	Union Pacific Corp	5.750	10/15/07	Baa2	502,718
	TOTAL RAILROAD TRANSPORTATION				591,443

SECURITY AND COMMODITY BROKERS - 2.47%
500,000	Bear Stearns Cos, Inc	5.700	01/15/07	A1	501,644
500,000	Credit Suisse First Boston USA, Inc	5.750	04/15/07	Aa3	502,255
500,000	Franklin Resources, Inc	3.700	04/15/08	A2	484,110
500,000	Lehman Brothers Holdings, Inc	6.250	05/15/06	A1	500,608
1,000,000	Merrill Lynch & Co, Inc	4.125	09/10/09	Aa3	959,375
500,000	Morgan Stanley	5.800	04/01/07	Aa3	502,426
750,000	Morgan Stanley	3.625	04/01/08	Aa3	726,106
1,000,000	Morgan Stanley	4.000	01/15/10	Aa3	950,429
	TOTAL SECURITY AND COMMODITY BROKERS				5,126,953

TRANSPORTATION EQUIPMENT - 2.14%
500,000	Boeing Capital Corp	5.750	02/15/07	A2	501,548
1,000,000	DaimlerChrysler NA Holding Corp	5.875	03/15/11	A3	996,604
1,000,000	General Dynamics Corp	3.000	05/15/08	A2	953,493

TIAA-CREF MUTUAL FUNDS - Short-Term Bond Fund

				MATURITY	MOODY'S
PRINCIPAL			RATE	DATE	RATING	VALUE
$ 2,000,000		United Technologies Corp	4.875	11/01/06	A2	$1,998,866
		TOTAL TRANSPORTATION EQUIPMENT				4,450,511

		TOTAL CORPORATE BONDS				94,306,996
		(Cost $95,816,283)

GOVERNMENT BONDS - 53.55%

AGENCY SECURITIES - 27.20%
3,000,000		Federal Farm Credit Bank (FFCB)	3.000	12/17/07	Aaa	2,898,450
750,000		Federal Farm Credit Bank (FFCB)	3.375	07/15/08	Aaa	722,648
3,450,000		Federal Farm Credit Bank (FFCB)	3.875	01/12/09	Aaa	3,342,432
750,000		Federal Farm Credit Bank (FFCB)	4.125	04/15/09	Aaa	729,578
500,000		Federal Home Loan Bank (FHLB)	3.625	02/16/07	Aaa	493,617
500,000		Federal Home Loan Bank (FHLB)	2.500	04/20/09	Aaa	499,398
4,000,000		Federal Home Loan Mortgage Corp (FHLMC)	3.750	04/15/07	Aaa	3,944,084
3,250,000		Federal Home Loan Mortgage Corp (FHLMC)	3.550	11/15/07	Aaa	3,159,532
550,000		Federal Home Loan Mortgage Corp (FHLMC)	4.625	02/21/08		545,487
1,000,000		Federal Home Loan Mortgage Corp (FHLMC)	3.500	04/28/08	Aaa	969,393
500,000		Federal Home Loan Mortgage Corp (FHLMC)	3.750	02/27/09	Aaa	479,664
10,700,000		Federal Home Loan Mortgage Corp (FHLMC)	7.000	03/15/10	Aaa	11,400,065
2,200,000		Federal Home Loan Mortgage Corp (FHLMC)	6.250	03/05/12	Aa2	2,212,206
4,250,000		Federal National Mortgage Association (FNMA)	4.750	01/02/07	Aa2	4,235,529
3,000,000		Federal National Mortgage Association (FNMA)	3.875	05/15/07	Aaa	2,959,206
1,000,000		Federal National Mortgage Association (FNMA)	4.000	05/23/07	Aaa	987,320
1,500,000		Federal National Mortgage Association (FNMA)	6.000	05/15/08	Aaa	1,526,754
1,200,000		Federal National Mortgage Association (FNMA)	4.125	06/16/08	Aaa	1,174,747
750,000	h	Federal National Mortgage Association (FNMA)	5.210	03/16/09	Aaa	747,188
4,700,000		Federal National Mortgage Association (FNMA)	7.125	06/15/10	Aaa	5,046,284
4,800,000		Federal National Mortgage Association (FNMA)	4.125	01/30/12	Aaa	4,525,253
3,000,000		Federal National Mortgage Association (FNMA)	5.250	08/01/12	Aa2	2,970,544
933,246		Freddie Mac Reference REMIC	5.125	10/15/15	NR	920,870
		TOTAL AGENCY SECURITIES				56,490,249

FOREIGN GOVERNMENT BONDS - 2.82%
250,000		Canada Mortgage & Housing Corp	4.800	10/01/10	Aaa	246,483
1,250,000		European Investment Bank	4.500	02/17/09	Aaa	1,231,268
1,000,000		Federal Republic of Germany	3.875	06/01/10	Aaa	959,798
1,500,000		International Finance Corp	3.750	06/30/09	Aaa	1,441,676
1,000,000		Province of Manitoba Canada	4.250	11/20/06	Aa2	994,604
1,000,000		Province of Manitoba Canada	4.450	04/12/10	Aa2	975,711
		TOTAL FOREIGN GOVERNMENT BONDS				5,849,540

MORTGAGE BACKED SECURITIES - 2.28%
252,138		Federal Home Loan Mortgage Corp (FHLMC)	6.000	04/15/30		252,145
304,303		Federal Home Loan Mortgage Corp (FHLMC)	6.000	12/15/30		306,457
171,030		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	12/01/17		173,120
682,246		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	01/01/19		678,063
736,752		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	01/01/19		732,234
562,778		Federal National Mortgage Association (FNMA)	6.187	02/01/08		565,921
1,322,482		Federal National Mortgage Association (FNMA)	6.306	12/01/08		1,331,067
149,376		Federal National Mortgage Association (FNMA)	5.000	06/01/13		147,202

TIAA-CREF MUTUAL FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL			RATE	DATE	VALUE
$ 558,471		Federal National Mortgage Association (FNMA)	5.000	02/25/35	$545,380
		TOTAL MORTGAGE BACKED SECURITIES			4,731,589

U.S. GOVERNMENT TREASURY SECURITIES - 21.25%
3,000,000		BECCS Callable	-	11/15/11	2,909,313
750,785	k	United States Treasury Inflation Indexed Bonds	3.375	01/15/07	758,878
302,213	k	United States Treasury Inflation Indexed Bonds	3.875	01/15/09	316,381
2,000,000		United States Treasury Note	7.000	07/15/06	2,012,180
500,000		United States Treasury Note	2.750	07/31/06	496,815
250,000		United States Treasury Note	4.000	09/30/07	246,925
2,350,000		United States Treasury Note	4.250	10/31/07	2,328,521
10,000,000		United States Treasury Note	4.250	11/30/07	9,903,900
9,950,000		United States Treasury Note	4.375	12/31/07	9,870,599
250,000		United States Treasury Note	4.625	02/29/08	248,995
3,640,000		United States Treasury Note	4.375	11/15/08	3,598,722
400,000		United States Treasury Note	4.500	02/15/09	396,564
5,500,000		United States Treasury Note	4.375	12/15/10	5,394,510
1,000,000		United States Treasury Note	4.250	01/15/11	975,240
4,750,000		United States Treasury Note	4.500	02/28/11	4,681,125
		TOTAL U.S. GOVERNMENT TREASURY SECURITIES			44,138,668
		TOTAL GOVERNMENT BONDS			111,210,046
		(Cost $ 113,459,775)

		TOTAL BONDS			205,517,042
		(Cost $ 209,276,058)

SHORT-TERM INVESTMENTS - 0.23%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.23%
470,000		Federal National Mortgage Association (FNMA)	4.650	04/03/06	470,000
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES			470,000
		TOTAL SHORT-TERM INVESTMENTS
		(Cost $ 469,879)			470,000

		TOTAL PORTFOLIO - 99.19%
		(Cost $ 209,745,937)			205,987,042
		OTHER ASSETS & LIABILITIES, NET - 0.81%			1,684,051

		NET ASSETS - 100.00%			$207,671,093

	g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.
		At March 31, 2006, the value of these securities amounted to $1,215,273 or 0.59% of net assets.
	h	These securities were purchased on a delayed delivery basis.
	k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
	v	Security valued at fair value.

		ABBREVIATION: NR - Not Rated

		For ease of presentation,we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF Mutual Funds - Tax-Exempt Bond Fund

TIAA-CREF MUTUAL FUNDS
TAX-EXEMPT BOND FUND
STATEMENT OF INVESTMENTS (Unaudited)
March 31, 2006
				MATURITY	MOODY'S
PRINCIPAL			RATE	DATE	RATING	VALUE

LONG-TERM MUNICIPAL BONDS - 97.92%
ALABAMA - 1.47%
$ 440,000	a	Birmingham Industrial Water Board	6.000%	07/01/07	NR	$452,764
90,000		County of Mobile	5.000	02/01/13	Aaa	95,487
2,400,000		Courtland Industrial Development Board	5.000	11/01/13	Baa2	2,446,872
		TOTAL ALABAMA				2,995,123

ARIZONA - 2.97%
1,350,000		Arizona State Transportation Board	5.000	07/01/14	Aa3	1,441,922
1,735,000		Arizona Water Infrastructure Finance Authority	5.000	10/01/16	Aaa	1,871,631
2,545,000		Greater Arizona Development Authority	5.000	08/01/14	Aaa	2,717,933
		TOTAL ARIZONA				6,031,486

ARKANSAS - 2.94%
2,310,000		Arkansas Development Finance Authority	5.000	11/01/14	NR	2,460,635
1,750,000		Arkansas Development Finance Authority	5.500	12/01/18	NR	1,947,785
390,000	a	Arkansas Housing Development Agency	8.375	07/01/10	NR	426,598
315,000	a	Jefferson County Health Care & Residential Facilities Board	7.250	12/01/10	NR	353,610
685,000		North Little Rock	6.500	07/01/15	Aaa	789,099
		TOTAL ARKANSAS				5,977,727

CALIFORNIA - 2.72%
3,735,000		California State Department of Water Resources	5.500	05/01/12	A2	4,046,835
75,000		Delta Counties Home Mortgage Finance Authority	6.700	06/01/24	Aaa	75,947
1,300,000		State of California	5.250	12/01/12	A2	1,401,153
		TOTAL CALIFORNIA				5,523,935

COLORADO - 1.07%
1,065,000	a	Colorado Health Facilities Authority	5.250	10/01/08	Aaa	1,107,249
1,000,000		Colorado State Department of Corrections	5.000	03/01/16	Aaa	1,063,410
		TOTAL COLORADO				2,170,659

CONNECTICUT - 1.00%
1,710,000		Connecticut Municipal Electric Energy Cooperative	7.000	01/01/15	NR	2,030,864
		TOTAL CONNECTICUT				2,030,864

DISTRICT OF COLUMBIA - 0.16%
300,000	a	District of Columbia	6.000	08/15/10	Aaa	327,411
		TOTAL DISTRICT OF COLUMBIA				327,411

FLORIDA - 4.16%
1,540,000		First Governmental Financing Commission	5.500	07/01/15	Aaa	1,703,071
725,000		Florida State Board of Education	5.000	07/01/18	Aaa	764,998
2,000,000		Lake County School Board	5.250	06/01/17	NR	2,179,820
2,250,000		Lake County School Board	5.250	06/01/18	Aaa	2,459,520
240,000		Miami-Dade County School Board	5.000	04/01/14	Aaa	253,582
1,000,000		Palm Beach County Solid Waste Authority	6.000	07/01/10	Aaa	1,087,850
		TOTAL FLORIDA				8,448,841

GEORGIA - 0.37%
700,000		City of Atlanta	5.500	11/01/14	Aaa	760,193
						760,193

TIAA-CREF Mutual Funds - Tax-Exempt Bond Fund

				MATURITY	MOODY'S
PRINCIPAL			RATE	DATE	RATING	VALUE
ILLINOIS - 3.75%
$ 690,000	a	Chicago Metropolitan Water Reclamation District-Greater Chicago	7.000	01/01/11	Aaa	$764,762
1,000,000		Chicago O'Hare International Airport	5.250	01/01/18	Aaa	1,088,710
1,210,000		Cook County Community Consolidated School District No 64	5.500	12/01/14	Aaa	1,335,102
1,435,000		Kendall-Grundy Etc Counties High School District No 18	5.000	10/01/14	Aaa	1,529,983
1,255,000		Madison-Bond Etc Counties Community Unit School District No 5	5.000	02/01/19	Aaa	1,334,454
1,450,000		Metropolitan Pier & Exposition Authority	5.375	06/01/13	Aaa	1,575,744
		TOTAL ILLINOIS				7,628,755

INDIANA - 6.18%
2,865,000		Anderson School Building Corp	5.250	07/15/14	NR	3,086,665
250,000		Avon 2000 Community Building Corp	5.000	07/15/15	NR	267,203
1,340,000		Benton School Improvement Building Corp	5.000	07/15/15	NR	1,432,205
1,200,000		Center Grove School Building Corp	5.000	07/15/14	NR	1,279,428
1,000,000		Griffith Multi-School Building Corp	5.000	07/15/15	NR	1,068,810
1,000,000		Indiana State Office Building Commission	5.000	07/01/14	Aaa	1,058,740
2,000,000		New Albany Floyd County School Building Corp	5.000	07/15/15	NR	2,137,620
2,100,000		South Madison Elementary School Building Corp	5.000	07/15/15	NR	2,233,539
		TOTAL INDIANA				12,564,210

KENTUCKY - 1.06%
2,030,000	a	Kentucky Turnpike Authority	6.000	07/01/11	Aaa	2,151,232
		TOTAL KENTUCKY				2,151,232

LOUISIANA - 1.09%
2,175,000		Desoto Parish	5.000	10/01/12	Baa2	2,222,089
		TOTAL LOUISIANA				2,222,089
MARYLAND - 1.96%
1,200,000	a	County of Anne Arundel	5.000	03/01/12	Aa1	1,274,844
2,500,000		State of Maryland	5.000	03/01/16	Aaa	2,700,600
		TOTAL MARYLAND				3,975,444

MASSACHUSETTS - 0.55%
1,000,000		Commonwealth of Massachusetts	5.500	12/01/17	Aaa	1,119,770
		TOTAL MASSACHUSETTS				1,119,770

MICHIGAN - 3.83%
1,710,000		Bedford Public School District	5.000	05/01/14	Aaa	1,833,017
1,705,000		Caledonia Community Schools	5.000	05/01/15	Aaa	1,826,908
1,000,000		Forest Hills Public Schools	5.000	05/01/15	Aaa	1,071,500
1,750,000		L'Anse Creuse Public Schools	5.000	05/01/15	Aaa	1,875,125
1,070,000		New Haven Community Schools	5.250	05/01/16	Aaa	1,172,517
		TOTAL MICHIGAN				7,779,067

MISSISSIPPI - 1.88%
1,120,000	a	Harrison County Wasterwater Management District	5.000	02/01/15	NR	1,194,794
500,000		Mississippi Development Bank Special Obligation	5.000	11/01/18	Aaa	522,165
1,960,000		Mississippi Development Bank Special Obligation	5.000	01/01/15	Aaa	2,095,769
		TOTAL MISSISSIPPI				3,812,728

MISSOURI - 1.14%
550,000		City of Richmond Heights	5.000	08/15/15	NR	590,348
1,575,000		Missouri State Environmental Improvement & Energy Resources Authority	5.500	07/01/12	Aaa	1,723,302
		TOTAL MISSOURI				2,313,650

TIAA-CREF Mutual Funds - Tax-Exempt Bond Fund

				MATURITY	MOODY'S
PRINCIPAL			RATE	DATE	RATING	VALUE
NEVADA - 0.39%
$ 800,000		County of Clark	5.300	10/01/11	NR	$801,072
		TOTAL NEVADA				801,072

NEW JERSEY - 9.00%
4,500,000		Garden State Preservation Trust	5.125	11/01/18	Aaa	4,884,885
2,550,000		New Jersey Economic Development Authority	5.250	09/01/14	Aaa	2,767,949
2,280,000	a	New Jersey State Turnpike Authority	5.700	05/01/13	Aaa	2,414,748
2,825,000		New Jersey Transportation Trust Fund Authority	5.500	12/15/15	Aaa	3,126,682
955,000		New Jersey Transportation Trust Fund Authority	5.250	12/15/12	Aaa	1,029,098
1,000,000		New Jersey Transportation Trust Fund Authority	5.000	06/15/14	A1	1,055,630
2,700,000		State of New Jersey	5.500	07/15/16	Aaa	3,007,071
		TOTAL NEW JERSEY				18,286,063

NEW MEXICO - 0.35%
500,000		County of Dona Ana	5.500	12/01/17	NR	541,075
150,000	a	New Mexico Mortgage Finance Authority	6.000	07/01/10	Aaa	163,349
		TOTAL NEW MEXICO				704,424

NEW YORK - 13.86%
500,000		City of New York NY	5.250	08/01/16	A1	540,965
910,000		Dutchess County Resource Recovery Agency	5.000	01/01/10	NR	930,648
1,000,000		Long Island Power Authority	5.250	12/01/14	Baa1	1,073,980
2,150,000		Metropolitan Transportation Authority	5.500	11/15/16	NR	2,408,753
2,000,000		Metropolitan Transportation Authority	5.500	11/15/13	Aaa	2,207,520
1,900,000		Metropolitan Transportation Authority	5.500	07/01/16	A2	2,090,095
1,500,000		Metropolitan Transportation Authority	5.750	01/01/18	NR	1,719,630
2,500,000		New York State Dormitory Authority	5.500	05/15/17	Aaa	2,802,625
1,000,000		New York State Dormitory Authority	5.500	05/15/18	Aaa	1,126,430
2,070,000		New York State Environmental Facilities Corp	5.000	03/15/14	NR	2,199,520
2,800,000		New York State Environmental Facilities Corp	5.250	06/15/18	Aaa	3,022,068
1,930,000		New York State Thruway Authority	5.500	04/01/12	A3	2,094,571
4,000,000		Tobacco Settlement Financing Authority	5.000	06/01/12	A2	4,207,240
1,140,000		Triborough Bridge & Tunnel Authority	6.000	01/01/12	NR	1,239,568
500,000		Westchester County Industrial Development Agency	5.500	07/01/06	Aaa	502,670
		TOTAL NEW YORK				28,166,283

NORTH CAROLINA - 0.02%
40,000		North Carolina Municipal Power Agency No 1 Catawba	6.000	01/01/11	Aaa	43,908
		TOTAL NORTH CAROLINA				43,908

OHIO - 3.93%
1,800,000		Akron	5.000	12/01/17	Aaa	1,943,622
200,000		Dayton	6.050	10/01/09	NR	214,844
2,400,000		Ohio State Department of Administrative Services	5.000	09/01/13	Aaa	2,541,384
1,970,000		Ohio State Water Development Authority	5.250	12/01/19	Aaa	2,185,360
1,000,000		Olentangy Local School District	5.500	12/01/19	Aaa	1,099,070
		TOTAL OHIO				7,984,280

OKLAHOMA - 0.51%
985,000	a	Tulsa County Home Finance Authority	6.900	08/01/10	Aaa	1,045,085
		TOTAL OKLAHOMA				1,045,085

OREGON - 1.16%
2,200,000		Oregon State Department of Administrative Services	5.000	04/01/13	Aaa	2,350,942
		TOTAL OREGON				2,350,942

TIAA-CREF Mutual Funds - Tax-Exempt Bond Fund

				MATURITY	MOODY'S
PRINCIPAL			RATE	DATE	RATING	VALUE
PENNSYLVANIA - 5.80%
$ 1,700,000		Allegheny County Industrial Development Authority	4.350	12/01/13	Aaa	$1,730,957
1,800,000		Carbon County Hospital Authority	5.400	11/15/14	Aaa	1,968,246
2,560,000		Carbon County Industrial Development Authority	6.650	05/01/10	NR	2,701,747
1,250,000		Pennsylvania Economic Development Financing Authority	6.500	11/01/16	A3	1,356,200
100,000		Pennsylvania Economic Development Financing Authority	6.250	11/01/31	A3	106,267
975,000		Pennsylvania Economic Development Financing Authority	6.000	11/01/08	A3	1,004,855
1,030,000		Pennsylvania Economic Development Financing Authority	6.000	11/01/09	A3	1,070,428
235,000		Pennsylvania Economic Development Financing Authority	5.250	12/01/16	NR	242,280
600,000		Philadelphia Water & Wastewater	5.000	07/01/15	Aaa	643,530
835,000	a	Pittsburgh Water & Sewer Authority	6.000	09/01/16	Aaa	959,958
		TOTAL PENNSYLVANIA				11,784,468

PUERTO RICO - 4.82%
2,645,000		Commonwealth of Puerto Rico	5.000	07/01/12	Baa2	2,774,711
1,200,000		Commonwealth of Puerto Rico	5.250	07/01/12	Baa2	1,271,820
590,000		Commonwealth of Puerto Rico	5.000	07/01/13	Baa2	619,535
1,210,000		Commonwealth of Puerto Rico	5.000	07/01/12	Baa2	1,257,178
2,500,000		Puerto Rico Highway & Transportation Authority	5.000	07/01/14	Baa2	2,627,250
1,000,000		Puerto Rico Public Buildings Authority	5.500	07/01/13	Baa2	1,081,000
150,000		Puerto Rico Public Finance Corp	5.750	02/01/12	Baa3	161,247
		TOTAL PUERTO RICO				9,792,741

RHODE ISLAND - 0.72%
1,350,000		Rhode Island State & Providence Plantations	5.250	10/01/14	Aaa	1,470,447
		TOTAL RHODE ISLAND				1,470,447

SOUTH CAROLINA - 1.47%
835,000		County of Greenville	5.000	04/01/17	Aaa	871,481
2,000,000		Georgetown County School District	5.000	03/01/17	Aaa	2,120,420
		TOTAL SOUTH CAROLINA				2,991,901

TENNESSEE - 0.63%
990,000		Memphis-Shelby County Airport Authority	5.000	09/01/09	Baa2	1,022,462
230,000		Memphis-Shelby County Airport Authority	5.250	09/01/15	Aaa	249,154
		TOTAL TENNESSEE				1,271,616

TEXAS - 10.68%
5,455,000		Brazos River Authority	4.900	10/01/15	Aaa	5,773,190
1,000,000		Brownsville Independent School District	5.000	08/15/14	Aaa	1,067,490
1,790,000		City of Corpus Christi	5.000	07/15/15	Aaa	1,913,170
500,000		Cypress-Fairbanks Independent School District	5.000	02/15/16	Aaa	534,080
2,300,000		Dickinson Independent School District	5.000	02/15/15	Aaa	2,454,146
1,000,000		Guadalupe-Blanco River Authority	5.250	04/15/19	Aaa	1,065,820
1,485,000		Harris County Flood Control District	5.000	10/01/14	Aa1	1,578,897
415,000	a	Houston Texas Airport System	5.800	07/01/10	Aaa	431,247
2,000,000		Houston Texas Utility System	5.000	11/15/14	Aaa	2,136,880
2,500,000		Lower Colorado River Authority	5.000	05/15/17	Aaa	2,631,175
275,000	a	Lower Colorado River Authority	6.000	01/01/17	Aaa	320,001
1,685,000		State of Texas	5.000	08/01/15	Aa1	1,793,346
		TOTAL TEXAS				21,699,442

VIRGIN ISLANDS - 0.58%
1,175,000		Virgin Islands Water & Power Authority	5.000	07/01/09	NR	1,189,265
		TOTAL VIRGIN ISLANDS				1,189,265

TIAA-CREF Mutual Funds - Tax-Exempt Bond Fund

				MATURITY	MOODY'S
PRINCIPAL			RATE	DATE	RATING	VALUE
WASHINGTON - 3.76%
$ 400,000		Cowlitz County Public Utility District No 1	5.000	09/01/11	NR	$423,644
180,000		King & Snohomish Counties School District No 417 Northshore	5.000	12/01/12	Aaa	191,716
2,190,000		King County School District No 401 Highline	5.125	12/01/20	Aaa	2,309,399
2,925,000		Port of Seattle	5.500	09/01/17	Aaa	3,272,310
1,000,000		Port of Seattle	5.000	03/01/15	Aaa	1,070,400
350,000		Washington Public Power Supply System	5.000	07/01/13	Aaa	365,424
		TOTAL WASHINGTON				7,632,893

WISCONSIN - 1.94%
3,500,000		State of Wisconsin	5.250	05/01/15	Aaa	3,807,790
120,000		Wisconsin State Clean Water	6.875	06/01/11	Aa2	133,560
		TOTAL WISCONSIN				3,941,350

		TOTAL LONG-TERM MUNICIPAL BONDS				198,989,364
		(Cost $200,424,763)

SHORT-TERM MUNICIPAL BONDS - 0.32%

INDIANA - 0.05%
100,000	*	Mount Vernon	3.170	12/01/14	Aaa	100,000
		TOTAL INDIANA				100,000

NEW YORK - 0.27%
140,000	*	City of New York	3.120	11/01/24	Aaa	140,000
200,000	*	City of New York	3.140	08/15/19	Aa2	200,000
200,000	*	City of New York	3.140	08/01/21	Aa2	200,000
		TOTAL NEW YORK				540,000
		TOTAL SHORT-TERM MUNICIPAL BONDS
		(Cost $640,000)				640,000

		TOTAL PORTFOLIO - 98.24%				199,629,364
		(Cost $201,064,763)

		OTHER ASSETS AND LIABILITIES, NET - 1.76%				3,583,059

		NET ASSETS - 100.00%				$203,212,423

	*	Variable Rate Demand Note (VRDN)
	a	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

		ABBREVIATION: NR - Not Rated

		For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF MUTUAL FUNDS - Bond Plus Fund

TIAA-CREF MUTUAL FUNDS
BOND PLUS FUND
STATEMENT OF INVESTMENTS (Unaudited)
March 31, 2006

				MATURITY	MOODY'S
PRINCIPAL			RATE	DATE	RATING	VALUE

BONDS - 98.03%
CORPORATE BONDS - 35.42%

ASSET BACKED - 6.26%
$ 247,312		AQ Finance NIM Trust Series 2004-RN2	5.018%	04/25/09	Aaa	$247,191
122,379	v	AQ Finance NIM Trust Series 2004-RN3	4.998	05/25/09	Aaa	122,379
505,000		Centex Home Equity Series 2004-C (Class AF5)	5.980	06/25/34	Aaa	492,030
1,498,184	d	Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-2 (Class 1A2)	3.777	01/25/22	Aaa	1,491,714
1,000,000		Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-2 (Class 1B)	5.700	02/25/34	Baa2	968,243
1,000,000		Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-2 (Class 1M1)	5.700	02/25/34	Aa2	990,020
1,000,000		CIT Equipment Collateral Series 2005-VT1 (Class A4)	4.360	11/20/12	Aaa	982,631
706,478		CIT Group Home Equity Loan Trust Series 2002-2 (Class BF)	6.830	06/25/33	Baa2	706,132
495,597		Countrywide Home Equity Loan Trust Series 2004-B (Class 1A)	4.969	02/15/29	Aaa	496,065
962,487		Countrywide Home Loan Mortgage Pass Through Trust Series 2005-17 (Class 1A10)	5.250	09/25/35	NR	943,477
343,621		Detroit Edison Securitization Funding LLC Series 2001-1 (Class A3)	5.875	03/01/10	Aaa	346,000
2,000,000	v	GMAC Mortgage Corp Loan Trust 2006-HLTV A3	5.590	03/01/30	Aaa	1,993,438
2,000,000	v	GMAC Mortgage Corp Loan Trust 2006-HLTV A4	5.810	03/01/36	Aaa	1,989,063
1,739,137		Golden Securities Corp Series 2003-A (Class A1)	5.126	12/02/13	Aaa	1,738,322
2,000,000		IXIS Real Estate Capital Trust Series 2006-HE1 (Class A2)	4.958	03/25/36	Aaa	2,002,856
1,000,000		Morgan Stanley Capital I Series 2006-HE1 (Class A2)	4.938	01/25/36	NR	999,991
550,000		Morgan Stanley Capital I Series 2006-HQ8 (Class AJ)	5.641	03/12/44	Aaa	544,572
1,000,000		Peco Energy Transition Trust Series 1999-A (Class A7)	6.130	03/01/09	Aaa	1,014,174
541,656		Public Service New Hampshire Funding LLC Series 2001-1 (Class A2)	5.730	11/01/10	Aaa	545,150
5,000,000		Residential Asset Mortgage Products, Inc Series 2004-RS11 (Class M1)	5.438	11/25/34	Aa1	5,028,390
725,620		Residential Asset Securities Corp Series 2001-KS2 (Class AI6)	6.489	10/25/30	Aaa	731,287
500,000	v	Residential Funding Mortgage Securities II, Inc Series 2006-HI1 (Class M1)	6.010	02/25/36	Aa1	497,734
1,500,000	v	Residential Funding Mortgage Securities II, Inc Series 2006-HI1 (Class M2)	6.060	02/25/36	Aa2	1,494,141
3,000,000		Residential Funding Mortgage Securities II, Inc Series 2006-HSA2 (Class AI3)	5.550	03/25/36	Aaa	2,986,180
693,783		Wachovia Loan Trust Series 2005-SD1 (Class A)	5.178	05/25/35	NR	693,727
		TOTAL ASSET BACKED				30,044,907

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.37%
1,500,000		Home Depot, Inc	5.400	03/01/16	Aa3	1,480,456
250,000		Lowe's Cos, Inc	8.250	06/01/10	A2	275,904
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES				1,756,360

BUSINESS SERVICES - 0.06%
250,000		Cendant Corp	7.375	01/15/13	Baa1	273,961
		TOTAL BUSINESS SERVICES				273,961

CHEMICALS AND ALLIED PRODUCTS - 0.40%
250,000		Genentech, Inc	5.250	07/15/35	A1	224,475
500,000		Lubrizol Corp	4.625	10/01/09	Baa3	482,636
500,000		Lubrizol Corp	5.500	10/01/14	Baa3	485,056
750,000		Procter & Gamble Co	4.950	08/15/14	Aa3	725,346
		TOTAL CHEMICALS AND ALLIED PRODUCTS				1,917,513

TIAA-CREF MUTUAL FUNDS - Bond Plus Fund

				MATURITY	MOODY'S
PRINCIPAL			RATE	DATE	RATING	VALUE

COMMUNICATIONS - 2.61%
$ 250,000		America Movil SA de CV	6.375	03/01/35	A3	$235,025
500,000		AT&T, Inc	5.100	09/15/14	A2	475,149
250,000		AT&T, Inc	6.150	09/15/34	A2	237,682
750,000		Comcast Cable Communications Holdings, Inc	8.375	03/15/13	Baa2	843,563
500,000		Comcast Corp	5.900	03/15/16	Baa2	491,362
250,000		Comcast Corp	5.650	06/15/35	Baa2	217,851
500,000		Comcast Corp	6.500	11/15/35	Baa2	484,448
250,000		COX Communications, Inc	4.625	06/01/13	Baa3	227,430
500,000		COX Communications, Inc	5.450	12/15/14	Baa3	473,623
250,000		Deutsche Telekom International Finance BV	8.250	06/15/30	A3	299,371
250,000		France Telecom SA	7.750	03/01/11	A3	273,095
250,000		Gray Television, Inc	9.250	12/15/11	Ba3	265,000
250,000		New Cingular Wireless Services, Inc	7.875	03/01/11	Baa2	273,973
250,000		New Cingular Wireless Services, Inc	8.750	03/01/31	Baa2	316,244
500,000		Rogers Cable, Inc	6.750	03/15/15	Ba2	510,000
500,000		Rogers Wireless, Inc	7.500	03/15/15	Ba2	536,250
500,000		Sprint Capital Corp	7.625	01/30/11	Baa2	540,433
1,250,000		Sprint Capital Corp	8.375	03/15/12	Baa2	1,411,895
250,000		Telecom Italia Capital S.A.	4.875	10/01/10	Baa2	240,915
500,000		Telecom Italia Capital S.A.	6.375	11/15/33	Baa2	473,441
250,000		Verizon Global Funding Corp	7.375	09/01/12	A3	270,093
250,000		Verizon Global Funding Corp	5.850	09/15/35	A3	224,201
2,000,000		Verizon New Jersey, Inc	5.875	01/17/12	A3	1,982,591
250,000		Verizon Virginia, Inc	4.625	03/15/13	Baa1	228,637
500,000		Verizon Wireless Capital LLC	5.375	12/15/06	A3	500,056
500,000		Vodafone Group plc	5.500	06/15/11	A2	496,413
		TOTAL COMMUNICATIONS				12,528,741

DEPOSITORY INSTITUTIONS - 4.65%
250,000		Bank of America Corp	6.250	04/15/12	Aa2	259,866
500,000		Bank of America Corp	4.875	01/15/13	Aa2	482,366
750,000		Bank of America Corp	4.750	08/15/13	Aa3	713,480
250,000		Bank One Corp	5.900	11/15/11	A1	254,711
250,000		Bank One Corp	5.250	01/30/13	A1	244,610
1,000,000		Bank One NA/Chicago IL	5.500	03/26/07	Aa2	1,002,236
250,000		BB&T Corp	6.500	08/01/11	A1	261,347
250,000		Capital One Bank	5.125	02/15/14	A3	240,458
500,000		Citigroup, Inc	5.125	02/14/11	Aa1	493,429
2,125,000		Citigroup, Inc	5.000	09/15/14	Aa2	2,032,661
500,000		Citigroup, Inc	5.875	02/22/33	Aa2	484,982
250,000		Golden West Financial Corp	4.750	10/01/12	A1	238,906
500,000		JPMorgan Chase & Co	7.875	06/15/10	A1	543,708
250,000		JPMorgan Chase & Co	4.500	01/15/12	Aa3	237,098
250,000		M&I Marshall & Ilsley Bank	4.125	09/04/07	Aa3	245,858
550,000		M&I Marshall & Ilsley Bank	4.400	03/15/10	Aa3	529,983
1,000,000		Mellon Funding Corp	6.400	05/14/11	A2	1,040,772
1,000,000		PNC Funding Corp	5.750	08/01/06	A2	1,001,569
250,000		Popular North America, Inc	3.875	10/01/08	A3	240,340
250,000	g	Rabobank Capital Funding Trust	5.254	12/30/49	Aa2	236,279
500,000		Regions Financial Corp/Old	6.375	05/15/12	A2	520,254
500,000		Suntrust Bank	7.250	09/15/06	Aa3	504,152

TIAA-CREF MUTUAL FUNDS - Bond Plus Fund

				MATURITY	MOODY'S
PRINCIPAL			RATE	DATE	RATING	VALUE
$ 500,000		US Bancorp	4.500	07/29/10	Aa2	$482,912
750,000		Wachovia Bank NA/Old	4.800	11/01/14	Aa3	704,007
750,000		Wachovia Corp	5.250	08/01/14	A1	726,678
500,000		Washington Mutual Bank/Seattle WA	4.500	08/25/08	A2	490,504
5,207,565		Washington Mutual, Inc	4.500	10/25/18	NR	4,950,739
970,356	v	Washington Mutual, Inc Series 2005-AR15 (Class A1A1)	5.078	11/25/45	Aaa	972,040
250,000		Wells Fargo & Co	3.125	04/01/09	Aa1	235,155
1,500,000		Wells Fargo & Co	4.875	01/12/11	Aa1	1,466,827
500,000		Zions Bancorporation	5.500	11/16/15	Baa1	486,750
		TOTAL DEPOSITORY INSTITUTIONS				22,324,677

ELECTRIC, GAS, AND SANITARY SERVICES - 2.10%
208,000	d	American Electric Power Co, Inc	6.125	05/15/06	Baa2	208,173
500,000		Atmos Energy Corp	4.000	10/15/09	Baa3	475,178
250,000		Carolina Power & Light Co	5.700	04/01/35	A3	234,801
500,000		CenterPoint Energy Resources Corp	7.875	04/01/13	Baa3	555,870
250,000		Consolidated Edison Co of New York	5.375	12/15/15	A1	244,825
750,000		Consolidated Natural Gas Co	6.250	11/01/11	Baa1	771,818
250,000		Consolidated Natural Gas Co	5.000	12/01/14	Baa1	235,642
500,000		Consumers Energy Co	4.400	08/15/09	Baa3	481,581
1,000,000		FirstEnergy Corp	6.450	11/15/11	Baa3	1,034,875
500,000		Florida Power & Light Co	4.850	02/01/13	Aa3	481,571
500,000		Florida Power Corp	4.500	06/01/10	A2	481,856
500,000		KeySpan Corp	4.900	05/16/08	A3	494,574
250,000		National Fuel Gas Co	5.250	03/01/13	Baa1	243,586
500,000		National Rural Utilities Cooperative Finance Corp	5.750	08/28/09	A2	506,384
250,000	g,h	Nevada Power Co	6.650	04/01/36	Ba1	248,645
500,000		Northern States Power-Minnesota	5.250	07/15/35	A2	451,490
1,000,000		Pacific Gas & Electric Co	4.200	03/01/11	Baa1	941,156
250,000		Public Service Co of Colorado	5.500	04/01/14	A3	248,356
250,000		Southern California Edison Co	5.350	07/15/35	A3	225,054
500,000		Texas Eastern Transmission Lp	5.250	07/15/07	Baa2	498,695
250,000		Virginia Electric and Power Co	4.750	03/01/13	Baa1	235,434
250,000		Waste Management, Inc	7.750	05/15/32	Baa3	289,947
500,000		Westar Energy, Inc	6.000	07/01/14	Baa3	507,309
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				10,096,820

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.52%
1,000,000		Cisco Systems, Inc	5.250	02/22/11	A1	991,275
250,000		Cisco Systems, Inc	5.500	02/22/16	A1	245,814
500,000		Cooper Industries, Inc	5.250	07/01/07	A3	497,303
500,000		General Electric Co	5.000	02/01/13	Aaa	486,071
250,000		International Business Machines Corp	6.220	08/01/27	A1	258,282
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				2,478,745

FABRICATED METAL PRODUCTS - 0.10%
250,000		Fortune Brands, Inc	4.875	12/01/13	Baa2	235,784
250,000		Fortune Brands, Inc	5.125	01/15/11	Baa2	244,493
		TOTAL FABRICATED METAL PRODUCTS				480,277

FOOD AND KINDRED PRODUCTS - 0.58%
250,000		Anheuser-Busch Cos, Inc	4.700	04/15/12	A1	240,416
250,000		Bottling Group LLC	4.625	11/15/12	Aa3	237,939

TIAA-CREF MUTUAL FUNDS - Bond Plus Fund

				MATURITY	MOODY'S
PRINCIPAL			RATE	DATE	RATING	VALUE
$ 250,000		Bunge Ltd Finance Corp	5.100	07/15/15	Baa2	$233,234
250,000		Bunge Ltd Finance Corp	5.875	05/15/13	Baa2	248,859
500,000		Cia Brasileira de Bebidas	8.750	09/15/13	Baa3	574,015
500,000		Coors Brewing Co	6.375	05/15/12	Baa2	514,516
500,000		Kraft Foods, Inc	6.500	11/01/31	A3	520,850
250,000		WM Wrigley Jr Co	4.650	07/15/15	A1	235,847
		TOTAL FOOD AND KINDRED PRODUCTS				2,805,676

FOOD STORES - 0.21%
500,000	d	Kroger Co	6.800	04/01/11	Baa2	521,122
500,000		Safeway, Inc	4.125	11/01/08	Baa2	481,870
		TOTAL FOOD STORES				1,002,992

FURNITURE AND FIXTURES - 0.20%
500,000		Masco Corp	4.800	06/15/15	Baa1	451,307
500,000		Masco Corp	4.625	08/15/07	Baa1	493,323
		TOTAL FURNITURE AND FIXTURES				944,630

GENERAL BUILDING CONTRACTORS - 0.46%
250,000		Centex Corp	5.250	06/15/15	Baa2	231,797
500,000		Centex Corp	5.450	08/15/12	Baa2	484,308
500,000		DR Horton, Inc	5.000	01/15/09	Baa3	489,016
500,000		DR Horton, Inc	5.250	02/15/15	Baa3	456,014
500,000		DR Horton, Inc	9.750	09/15/10	Ba1	560,885
		TOTAL GENERAL BUILDING CONTRACTORS				2,222,020

GENERAL MERCHANDISE STORES - 0.34%
500,000		Target Corp	4.000	06/15/13	A2	458,550
500,000		Wal-Mart Stores, Inc	4.000	01/15/10	Aa2	477,189
750,000		Wal-Mart Stores, Inc	4.125	02/15/11	Aa2	710,572
		TOTAL GENERAL MERCHANDISE STORES				1,646,311

HEALTH SERVICES - 0.10%
500,000		Laboratory Corp of America Holdings	5.625	12/15/15	Baa3	488,344
		TOTAL HEALTH SERVICES				488,344

HOLDING AND OTHER INVESTMENT OFFICES - 0.56%
250,000		Archstone-Smith Trust	5.750	03/15/16	NR	247,697
250,000		Colonial Properties Trust	6.250	06/15/14	Baa3	253,118
250,000		Greenpoint Financial Corp	3.200	06/06/08	A2	238,709
500,000		Health Care REIT, Inc	6.200	06/01/16	Baa3	490,615
500,000		iStar Financial, Inc	5.150	03/01/12	Baa2	479,232
250,000		iStar Financial, Inc	5.700	03/01/14	Baa2	243,797
250,000	g	Mantis Reef Ltd	4.799	11/03/09	A3	241,491
500,000		Simon Property Group Lp	5.375	06/01/11	Baa1	490,920
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				2,685,579

HOTELS AND OTHER LODGING PLACES - 0.05%
250,000		MGM Mirage	6.000	10/01/09	Ba2	246,250
		TOTAL HOTELS AND OTHER LODGING PLACES				246,250

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.15%
500,000		Caterpillar Financial Services Corp	2.700	07/15/08	A2	472,593

TIAA-CREF MUTUAL FUNDS - Bond Plus Fund

				MATURITY	MOODY'S
PRINCIPAL			RATE	DATE	RATING	VALUE
$ 250,000		Dover Corp	4.875	10/15/15	A2	$236,683
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				709,276

INSTRUMENTS AND RELATED PRODUCTS - 0.14%
250,000		Johnson & Johnson	3.800	05/15/13	Aaa	229,053
250,000		Medtronic, Inc	4.750	09/15/15	A1	234,502
250,000		Thermo Electron Corp	5.000	06/01/15	Baa1	232,495
		TOTAL INSTRUMENTS AND RELATED PRODUCTS				696,050

INSURANCE CARRIERS - 0.96%
250,000		Allstate Corp	5.000	08/15/14	A1	239,694
500,000		American International Group, Inc	5.050	10/01/15	Aa2	475,597
250,000		ING Groep NV	5.775	12/30/49	A2	242,621
250,000	g	Liberty Mutual Group, Inc	6.500	03/15/35	Baa3	236,040
500,000		Metlife, Inc	5.000	06/15/15	A2	474,361
250,000		Metlife, Inc	5.700	06/15/35	A2	235,342
500,000	g	Pricoa Global Funding I	4.625	06/25/12	Aa3	474,836
1,500,000		UnitedHealth Group, Inc	5.250	03/15/11	A2	1,487,383
250,000		UnitedHealth Group, Inc	5.800	03/15/36	A2	237,964
500,000		WellPoint, Inc	5.000	01/15/11	Baa1	488,850
		TOTAL INSURANCE CARRIERS				4,592,688

METAL MINING - 0.15%
250,000		Barrick Gold Finance Co	4.875	11/15/14	Baa1	235,711
250,000	g	Corp Nacional del Cobre de Chile - CODELCO	4.750	10/15/14	Aa3	233,938
250,000		Vale Overseas Ltd	6.250	01/11/16	Baa3	247,040
		TOTAL METAL MINING				716,689

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.26%
250,000	g	Controladora Mabe SA CV	6.500	12/15/15	NR	243,808
500,000		Harsco Corp	5.125	09/15/13	A3	486,118
500,000		Tyco International Group SA	5.800	08/01/06	Baa3	500,591
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES				1,230,517

MISCELLANEOUS RETAIL - 0.10%
500,000		CVS Corp	4.875	09/15/14	A3	469,317
		TOTAL MISCELLANEOUS RETAIL				469,317

MOTION PICTURES - 0.73%
250,000		Historic TW, Inc	6.625	05/15/29	Baa2	243,969
1,000,000		News America Holdings, Inc	8.250	08/10/18	Baa2	1,155,936
250,000		News America, Inc	7.625	11/30/28	Baa2	268,495
1,250,000		Time Warner, Inc	6.875	05/01/12	Baa2	1,309,952
500,000		Walt Disney Co	5.500	12/29/06	A3	501,063
		TOTAL MOTION PICTURES				3,479,415

NONDEPOSITORY INSTITUTIONS - 3.05%
500,000		American Honda Finance Corp	5.125	12/15/10	A1	492,683
500,000	g	BOI Capital Funding No. 2 LP	5.571	12/30/49	A2	478,785
500,000		Capital One Financial Corp	5.500	06/01/15	Baa1	485,154
750,000	h	CIT Group Funding Co of Canada	4.650	07/01/10	A2	724,118
250,000		CIT Group, Inc	5.125	09/30/14	A2	238,430
250,000		Countrywide Home Loans, Inc	4.000	03/22/11	A3	231,971

TIAA-CREF MUTUAL FUNDS - Bond Plus Fund

				MATURITY	MOODY'S
PRINCIPAL			RATE	DATE	RATING	VALUE
$ 500,000		Ford Motor Credit Co	5.700	01/15/10	Ba2	$443,712
500,000		General Electric Capital Corp	4.125	03/04/08	Aaa	490,030
500,000		General Electric Capital Corp	3.250	06/15/09	Aaa	470,236
1,000,000		General Electric Capital Corp	4.375	11/21/11	Aaa	950,017
1,750,000		General Electric Capital Corp	5.875	02/15/12	Aaa	1,783,903
250,000		HSBC Capital Funding Lp/Jersey Channel Islands	4.610	12/30/49	A1	229,564
500,000		HSBC Finance Corp	4.750	05/15/09	Aa3	491,146
500,000		HSBC Finance Corp	4.125	11/16/09	Aa3	477,747
500,000		HSBC Finance Corp	4.750	04/15/10	Aa3	485,793
500,000		HSBC Finance Corp	5.250	04/15/15	Aa3	481,084
1,250,000		HSBC Finance Corp	5.500	01/19/16	Aa3	1,219,128
500,000		International Lease Finance Corp	5.450	03/24/11	A1	496,468
250,000		John Deere Capital Corp	7.000	03/15/12	A3	268,252
500,000		Kreditanstalt fuer Wiederaufbau	5.125	03/14/16	Aaa	495,877
250,000		MBNA America Bank NA	5.375	01/15/08	Aa1	250,314
250,000		MBNA Corp	6.125	03/01/13	Aa2	258,104
1,000,000		MBNA Corp	5.000	06/15/15	Aa2	956,995
500,000		Residential Capital Corp	6.125	11/21/08	Baa3	500,235
500,000		Residential Capital Corp	6.875	06/30/15	Baa3	521,520
250,000		SLM Corp	4.000	01/15/09	A2	240,961
250,000		Toyota Motor Credit Corp	2.875	08/01/08	Aaa	237,153
250,000		Wachovia Capital Trust III	5.800	12/30/49	A2	245,620
		TOTAL NONDEPOSITORY INSTITUTIONS				14,645,000

OIL AND GAS EXTRACTION - 1.31%
250,000	h	Baker Hughes, Inc	6.875	01/15/29	A2	281,894
500,000		Burlington Resources Finance Co	6.400	08/15/11	A3	521,461
250,000		Burlington Resources Finance Co	7.200	08/15/31	A3	291,612
1,000,000		Chesapeake Energy Corp	6.500	08/15/17	Ba2	987,500
1,000,000		Conoco Funding Co	6.350	10/15/11	A1	1,042,300
500,000		Devon Energy Corp	2.750	08/01/06	Baa2	495,681
250,000	g	Empresa Nacional de Petroleo ENAP	6.750	11/15/12	A2	261,947
250,000		Equitable Resources, Inc	5.150	11/15/12	A2	244,486
250,000		Nexen, Inc	5.050	11/20/13	Baa2	240,137
750,000		Ocean Energy, Inc	4.375	10/01/07	Baa3	738,058
250,000		PC Financial Partnership	5.000	11/15/14	Baa2	236,837
250,000		Pemex Project Funding Master Trust	5.750	12/15/15	Baa1	239,355
500,000		Petro-Canada	5.950	05/15/35	Baa2	479,107
250,000		XTO Energy, Inc	6.100	04/01/36	Baa3	244,510
		TOTAL OIL AND GAS EXTRACTION				6,304,885

OTHER MORTGAGE BACKED SECURITIES - 4.54%
3,000,000	d	Banc of America Commercial Mortgage, Inc Series 2002-2 (Class A3)	5.118	07/11/43	NR	2,955,807
1,000,000		Banc of America Commercial Mortgage, Inc Series 2005-1 (Class B)	4.999	11/10/42	NR	967,414
225,000		Banc of America Commercial Mortgage, Inc Series 2005-6 (Class AJ)	5.182	09/10/47	Aaa	217,805
280,411		Bank of America Alternative Loan Trust Series 2004-8 (Class 3A1)	5.500	09/25/19	Aaa	277,064
3,000,000		Bear Stearns Commercial Mortgage Securities Series 2004-PWR5 (Class A5)	4.978	07/11/42	Aaa	2,872,416
700,000		Bear Stearns Commercial Mortgage Securities Series 2005-PW10 (Class AJ)	5.458	12/11/40	Aaa	692,499
500,000		Bear Stearns Commercial Mortgage Securities Series 2006-PW11 (Class A4)	5.626	03/11/39	NR	498,897
1,468,000		Countrywide Alternative Loan Trust Series 2003-3T1 (Class A10)	5.500	05/25/33	NR	1,450,083
2,000,000		Countrywide Alternative Loan Trust Series 2005-37T1 (Class A4)	5.500	09/25/35	Aaa	1,908,854
500,000		Countrywide Alternative Loan Trust Series 2005-J8 (Class 1A5)	5.500	07/25/35	Aaa	476,247
1,908,074		CS First Boston Mortgage Securities Corp Series 2004-8 (Class 7A1)	6.000	12/25/34	NR	1,898,305

TIAA-CREF MUTUAL FUNDS - Bond Plus Fund

			MATURITY	MOODY'S
PRINCIPAL		RATE	DATE	RATING	VALUE
$ 1,000,000	Ge Capital Commercial Mortgage Corp Series 2003-C2 (Class A4)	5.145	07/10/37	Aaa	$976,497
1,000,000	JP Morgan Chase Commercial Mortgage Securities Corp Series 2003-CB6 (Class A2)	5.255	07/12/37	Aaa	982,562
700,000	LB-UBS Commercial Mortgage Trust Series 2005-C3 (Class A2)	4.553	07/15/30	Aaa	679,683
1,000,000	LB-UBS Commercial Mortgage Trust Series 2005-C5 (Class AJ)	5.057	09/15/40	NR	953,946
274,689	MASTR Asset Securitization Trust Series 2005-2 (Class 3A1)	5.000	10/25/20	Aaa	267,314
1,000,000	Merrill Lynch Mortgage Trust Series 2003-KEY1 (Class A4)	5.236	11/12/35	NR	977,549
1,000,000	Merrill Lynch Mortgage Trust Series 2004-BPC1 (Class AJ)	4.922	10/12/41	NR	948,431
425,000	Merrill Lynch Mortgage Trust Series 2005-LC1 (Class A4)	5.291	01/12/44	Aaa	415,616
250,000	Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-1 (Class A4)	5.621	02/12/39	NR	248,609
1,000,000	Wachovia Bank Commercial Mortgage Trust Series 2005-C20 (Class AJ)	5.124	07/15/42	Aaa	965,222
135,153	Wells Fargo Mortgage Backed Securities Trust Series 2005-5 (Class 1A1)	5.000	05/25/20	Aaa	130,761
	TOTAL OTHER MORTGAGE BACKED SECURITIES				21,761,581

PAPER AND ALLIED PRODUCTS - 0.52%
500,000	Bemis Co	4.875	04/01/12	Baa1	474,340
2,000,000	Kimberly-Clark Corp	7.100	08/01/07	Aa2	2,044,123
	TOTAL PAPER AND ALLIED PRODUCTS				2,518,463

PIPELINES, EXCEPT NATURAL GAS - 0.76%
250,000	Enbridge Energy Partners Lp	4.000	01/15/09	Baa2	239,168
250,000	Enterprise Products Operating Lp	4.000	10/15/07	Baa3	244,622
500,000	Enterprise Products Operating Lp	4.950	06/01/10	Baa3	484,711
250,000	Enterprise Products Operating Lp	5.600	10/15/14	Baa3	242,848
750,000	Kinder Morgan Finance Co ULC	5.700	01/05/16	Baa2	731,642
500,000	Panhandle Eastern Pipe Line	4.800	08/15/08	Baa3	491,506
500,000	Plains All American Pipeline Lp/PAA Finance Corp	4.750	08/15/09	Baa3	485,992
500,000	TransCanada Corp	5.850	03/15/36	A2	489,406
250,000	TransCanada Pipelines Ltd	4.000	06/15/13	A2	227,877
	TOTAL PIPELINES, EXCEPT NATURAL GAS				3,637,772

PRIMARY METAL INDUSTRIES - 0.20%
500,000	Alcan, Inc	5.000	06/01/15	Baa1	471,721
250,000	Alcan, Inc	6.125	12/15/33	Baa1	244,171
250,000	Alcoa, Inc	6.500	06/01/11	A2	261,268
	TOTAL PRIMARY METAL INDUSTRIES				977,160

RAILROAD TRANSPORTATION - 0.30%
250,000	Burlington Northern Santa Fe Corp	6.750	07/15/11	Baa2	263,628
500,000	Canadian National Railway Co	4.400	03/15/13	A3	467,642
174,000	Norfolk Southern Corp	7.350	05/15/07	Baa1	177,450
500,000	Union Pacific Corp	6.500	04/15/12	Baa2	523,473
	TOTAL RAILROAD TRANSPORTATION				1,432,193

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.05%
250,000	Sealed Air Corp	5.375	04/15/08	Baa3	248,448
	TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS				248,448

SECURITY AND COMMODITY BROKERS - 1.48%
250,000	Bear Stearns Cos, Inc	5.700	11/15/14	A1	248,920
500,000	Credit Suisse First Boston USA, Inc	5.250	03/02/11	Aa3	494,351
500,000	Franklin Resources, Inc	3.700	04/15/08	A2	484,110
250,000	Goldman Sachs Group Lp	4.500	06/15/10	Aa3	241,033
250,000	Goldman Sachs Group, Inc	5.500	11/15/14	Aa3	245,228

TIAA-CREF MUTUAL FUNDS - Bond Plus Fund

				MATURITY	MOODY'S
PRINCIPAL			RATE	DATE	RATING	VALUE
$ 750,000		Lehman Brothers Holdings, Inc	5.500	04/04/16	A1	$735,694
750,000		Lehman Brothers Holdings, Inc	6.625	01/18/12	A1	788,924
250,000		Merrill Lynch & Co, Inc	4.790	08/04/10	Aa3	243,545
250,000		Merrill Lynch & Co, Inc	5.000	02/03/14	Aa3	239,755
1,250,000		Morgan Stanley	3.625	04/01/08	Aa3	1,210,177
1,000,000		Morgan Stanley	4.000	01/15/10	Aa3	950,429
1,250,000		Morgan Stanley	5.300	03/01/13	Aa3	1,221,463
		TOTAL SECURITY AND COMMODITY BROKERS				7,103,629

STONE, CLAY AND GLASS PRODUCTS - 0.05%
250,000		CRH America, Inc	6.400	10/15/33	Baa1	256,449
		TOTAL STONE, CLAY AND GLASS PRODUCTS				256,449

TOBACCO PRODUCTS - 0.05%
250,000		RJ Reynolds Tobacco Holdings, Inc/OLD	6.500	06/01/07	Ba2	251,250
		TOTAL TOBACCO PRODUCTS				251,250

TRANSPORTATION EQUIPMENT - 0.95%
500,000		DaimlerChrysler NA Holding Corp	8.500	01/18/31	A3	583,434
500,000		DaimlerChrysler NA Holding Corp	5.875	03/15/11	A3	498,302
250,000		DaimlerChrysler NA Holding Corp	6.500	11/15/13	A3	253,825
250,000		General Dynamics Corp	3.000	05/15/08	A2	238,373
500,000		Lockheed Martin Corp	8.500	12/01/29	Baa1	647,448
250,000		Northrop Grumman Corp	7.750	02/15/31	Baa2	303,043
500,000		United Technologies Corp	4.875	05/01/15	A2	477,760
500,000		United Technologies Corp	4.875	11/01/06	A2	499,717
1,000,000		United Technologies Corp	6.350	03/01/11	A2	1,038,993
		TOTAL TRANSPORTATION EQUIPMENT				4,540,895

WHOLESALE TRADE-NONDURABLE GOODS - 0.10%
500,000		Sysco Corp	5.375	09/21/35	A1	460,049
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS				460,049

		TOTAL CORPORATE BONDS				169,975,529
		(Cost $173,126,325)

GOVERNMENT BONDS - 62.61%

AGENCY SECURITIES - 17.50%
2,960,013		Cal Dive International, Inc	4.930	02/01/27	NR	2,799,255
5,000,000	d	Federal Farm Credit Bank (FFCB)	3.000	12/17/07	Aaa	4,830,750
6,052,000		Federal Home Loan Mortgage Corp (FHLMC)	3.750	04/15/07	Aaa	5,967,400
500,000		Federal Home Loan Mortgage Corp (FHLMC)	4.260	07/19/07	Aaa	494,601
6,000,000		Federal Home Loan Mortgage Corp (FHLMC)	3.550	11/15/07	Aaa	5,832,983
3,000,000		Federal Home Loan Mortgage Corp (FHLMC)	3.500	04/28/08	Aaa	2,908,179
2,000,000		Federal Home Loan Mortgage Corp (FHLMC)	3.000	05/13/08	Aaa	1,914,025
2,000,000		Federal Home Loan Mortgage Corp (FHLMC)	3.500	05/21/08	Aaa	1,937,024
1,500,000		Federal Home Loan Mortgage Corp (FHLMC)	4.625	09/15/08	Aaa	1,480,900
2,990,000		Federal Home Loan Mortgage Corp (FHLMC)	5.875	03/21/11	Aa2	3,056,438
3,000,000		Federal Home Loan Mortgage Corp (FHLMC)	6.250	03/05/12	Aa2	3,016,644
2,000,000		Federal Home Loan Mortgage Corp (FHLMC)	5.000	06/15/29	NR	1,950,446
3,000,000	h	Federal Home Loan Mortgage Corp (FHLMC)	5.000	06/15/31	NR	2,894,700

TIAA-CREF MUTUAL FUNDS - Bond Plus Fund

				MATURITY	MOODY'S
PRINCIPAL			RATE	DATE	RATING	VALUE
$ 968,549		Federal Home Loan Mortgage Corp (FHLMC)	4.500	09/15/35	NR	$921,295
2,890,751		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	05/01/35	NR	2,892,639
480,106		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	10/01/35	NR	456,919
1,829,761		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	01/01/36	NR	1,883,342
2,500,000		Federal National Mortgage Association (FNMA)	4.750	01/02/07	Aa2	2,491,488
3,000,000		Federal National Mortgage Association (FNMA)	3.875	05/15/07	Aaa	2,959,206
1,000,000	h	Federal National Mortgage Association (FNMA)	5.210	03/16/09	Aaa	996,250
3,000,000		Federal National Mortgage Association (FNMA)	2.600	04/28/09	Aaa	2,994,912
3,000,000		Federal National Mortgage Association (FNMA)	6.375	06/15/09	Aaa	3,109,794
6,600,000		Federal National Mortgage Association (FNMA)	7.125	06/15/10	Aaa	7,086,271
2,500,000		Federal National Mortgage Association (FNMA)	4.125	01/30/12	Aaa	2,356,903
6,000,000		Federal National Mortgage Association (FNMA)	5.250	08/01/12	Aa2	5,941,088
500,000		Federal National Mortgage Association (FNMA)	2.000	08/17/12	Aaa	412,217
1,000,000		Federal National Mortgage Association (FNMA)	4.000	02/25/19	NR	886,324
1,000,000		Federal National Mortgage Association (FNMA)	6.210	08/06/38	Aaa	1,125,044
8,514,000		Housing Urban Development	4.790	08/01/11	NR	8,361,838
		TOTAL AGENCY SECURITIES				83,958,875

FOREIGN GOVERNMENT BONDS - 3.29%
500,000		Brazilian Government International Bond	10.500	07/14/14	Ba3	622,500
1,000,000		Canada Government International Bond	6.750	08/28/06	Aaa	1,007,048
250,000		Chile Government International Bond	5.500	01/15/13	Baa1	250,210
500,000		China Development Bank	5.000	10/15/15	A2	474,415
250,000		Development Bank of Japan	4.250	06/09/15	Aaa	230,856
500,000		Egypt Government AID Bonds	4.450	09/15/15	Aaa	473,940
250,000		European Investment Bank	4.500	02/17/09	Aaa	246,254
250,000		European Investment Bank	4.000	03/03/10	Aaa	240,293
250,000		European Investment Bank	4.875	02/15/36	Aaa	232,171
500,000		Federal Republic of Germany	3.875	06/01/10	Aaa	479,899
500,000		Inter-American Development Bank	4.375	09/20/12	Aaa	480,391
500,000		International Finance Corp	3.750	06/30/09	Aaa	480,558
500,000		Italy Government International Bond	4.500	01/21/15	NR	471,330
1,000,000		Italy Government International Bond	6.875	09/27/23	Aa2	1,134,597
250,000		Korea Development Bank	5.750	09/10/13	A3	251,860
147,500		Mexico Government International Bond	6.375	01/16/13	Baa1	151,335
879,000		Mexico Government International Bond	5.875	01/15/14	Baa1	875,044
1,000,000		Mexico Government International Bond	5.625	01/15/17	Baa1	970,330
500,000	d	Mexico Government International Bond	6.750	09/27/34	Baa1	517,000
500,000		Province of Manitoba Canada	4.450	04/12/10	Aa2	487,855
2,500,000		Province of Ontario	2.650	12/15/06	Aa2	2,458,127
500,000		Province of Ontario	4.750	01/19/16	Aa2	480,512
1,500,000		Province of Quebec Canada	5.000	03/01/16	A1	1,452,854
500,000		Province of Saskatchewan Canada	8.000	02/01/13	Aa2	579,191
250,000		Turkey Government International Bond	7.375	02/05/25	Ba3	259,062
500,000		Turkey Government International Bond	6.875	03/17/36	Ba3	482,500
		TOTAL FOREIGN GOVERNMENT BONDS				15,790,132

MORTGAGE BACKED SECURITIES - 30.85%
526,537		Federal Home Loan Mortgage Corp (FHLMC)	6.000	04/15/30		526,552
634,734		Federal Home Loan Mortgage Corp (FHLMC)	6.000	12/15/30		639,227
84,805		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	09/01/10		87,221
183,901		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.500	12/01/16		187,849
578,234		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	05/01/18		564,625

TIAA-CREF MUTUAL FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL			RATE	DATE	VALUE
$ 1,151,556	d	Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	06/01/18	$1,124,454
2,785,937		Federal Home Loan Mortgage Corp Gold (FGLMC)	4.500	11/01/18	2,664,660
1,705,616		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	01/01/19	1,695,156
127,238		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	10/01/20	131,247
356,116	d	Federal Home Loan Mortgage Corp Gold (FGLMC)	6.500	01/01/29	364,759
43,004		Federal Home Loan Mortgage Corp Gold (FGLMC)	8.000	01/01/31	45,781
1,115,246		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	11/01/33	1,116,536
4,884,547		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	12/01/33	4,780,390
2,711,423		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	01/01/34	2,586,717
1,130,621		Federal Home Loan Mortgage Corp Gold (FGLMC)	4.500	10/01/34	1,047,522
917,540		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	12/01/34	897,219
2,114,179		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	03/01/35	2,064,845
1,289,269		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	06/01/35	1,259,185
2,985,982		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	06/01/35	2,916,305
917,590		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	07/01/35	873,274
979,189	h	Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	11/01/35	931,897
1,322,482		Federal National Mortgage Association (FNMA)	6.306	12/01/08	1,331,066
99,584		Federal National Mortgage Association (FNMA)	5.000	06/01/13	98,135
3,362,255		Federal National Mortgage Association (FNMA)	4.774	02/01/14	3,233,633
2,944,707		Federal National Mortgage Association (FNMA)	4.640	11/01/14	2,790,694
486,780		Federal National Mortgage Association (FNMA)	4.560	01/01/15	460,581
399,480	d	Federal National Mortgage Association (FNMA)	6.500	10/01/16	409,037
163,275		Federal National Mortgage Association (FNMA)	6.500	11/01/16	167,182
325,494		Federal National Mortgage Association (FNMA)	6.000	01/01/18	330,021
316,272		Federal National Mortgage Association (FNMA)	6.500	02/01/18	323,844
564,632		Federal National Mortgage Association (FNMA)	5.500	04/01/18	561,624
201,679		Federal National Mortgage Association (FNMA)	5.500	05/01/18	200,605
280,969	d	Federal National Mortgage Association (FNMA)	6.000	01/01/19	283,088
686,338		Federal National Mortgage Association (FNMA)	5.500	01/01/21	682,382
2,000,000	h	Federal National Mortgage Association (FNMA)	4.500	04/25/21	1,911,876
10,000,000	h	Federal National Mortgage Association (FNMA)	5.500	04/25/21	9,937,500
71,473		Federal National Mortgage Association (FNMA)	8.000	03/01/23	75,907
978,797		Federal National Mortgage Association (FNMA)	5.500	02/01/24	964,715
2,260,531		Federal National Mortgage Association (FNMA)	5.500	07/01/24	2,226,780
36,340		Federal National Mortgage Association (FNMA)	9.000	11/01/25	39,585
12,879		Federal National Mortgage Association (FNMA)	9.000	10/01/26	14,051
36,220		Federal National Mortgage Association (FNMA)	7.500	01/01/29	37,864
584,528	d	Federal National Mortgage Association (FNMA)	7.000	07/01/32	602,155
237,736		Federal National Mortgage Association (FNMA)	5.000	02/01/33	226,969
1,791,451		Federal National Mortgage Association (FNMA)	4.500	04/01/19	1,714,491
5,511,362		Federal National Mortgage Association (FNMA)	5.500	05/01/35	5,381,306
4,645,405		Federal National Mortgage Association (FNMA)	5.500	05/01/35	4,535,783
6,529,822		Federal National Mortgage Association (FNMA)	6.000	08/01/35	6,532,140
1,000,000		Federal National Mortgage Association (FNMA)	4.500	03/25/33	954,451
1,628,298		Federal National Mortgage Association (FNMA)	5.500	06/01/33	1,592,588
1,183,975		Federal National Mortgage Association (FNMA)	5.500	07/01/33	1,158,010
1,543,277		Federal National Mortgage Association (FNMA)	4.500	08/01/33	1,430,334
1,109,086		Federal National Mortgage Association (FNMA)	5.000	08/01/33	1,058,851
1,619,014		Federal National Mortgage Association (FNMA)	4.500	10/01/33	1,500,528
749,185		Federal National Mortgage Association (FNMA)	5.000	10/01/33	715,251
737,986		Federal National Mortgage Association (FNMA)	5.000	10/01/33	704,560
1,493,271		Federal National Mortgage Association (FNMA)	5.000	11/01/33	1,425,635
1,488,416		Federal National Mortgage Association (FNMA)	5.000	11/01/33	1,421,000

TIAA-CREF MUTUAL FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL			RATE	DATE	VALUE
$ 1,431,886		Federal National Mortgage Association (FNMA)	5.000	11/01/33	$1,367,030
1,170,757		Federal National Mortgage Association (FNMA)	5.500	12/01/33	1,145,081
642,294		Federal National Mortgage Association (FNMA)	5.500	12/01/33	628,209
664,568		Federal National Mortgage Association (FNMA)	5.500	12/01/33	649,994
751,709		Federal National Mortgage Association (FNMA)	5.500	01/01/34	735,224
1,465,815		Federal National Mortgage Association (FNMA)	5.000	03/01/34	1,399,423
294,545		Federal National Mortgage Association (FNMA)	5.000	03/01/34	281,205
360,900		Federal National Mortgage Association (FNMA)	5.000	03/01/34	344,554
360,883		Federal National Mortgage Association (FNMA)	5.000	03/01/34	344,538
3,483,302		Federal National Mortgage Association (FNMA)	4.350	03/25/34	3,331,072
2,299,216		Federal National Mortgage Association (FNMA)	5.000	04/01/34	2,192,781
928,463		Federal National Mortgage Association (FNMA)	5.500	01/01/35	907,625
2,792,355		Federal National Mortgage Association (FNMA)	5.000	02/25/35	2,726,900
3,000,000	h	Federal National Mortgage Association (FNMA)	6.000	04/01/35	2,999,064
3,686,524		Federal National Mortgage Association (FNMA)	6.000	05/01/35	3,687,833
271,877		Federal National Mortgage Association (FNMA)	7.500	06/01/35	284,010
781,136		Federal National Mortgage Association (FNMA)	6.000	07/01/35	781,413
296,195		Federal National Mortgage Association (FNMA)	5.000	10/01/35	282,052
1,364,483		Federal National Mortgage Association (FNMA)	5.500	12/01/35	1,332,284
2,000,000	h	Federal National Mortgage Association (FNMA)	6.000	03/01/36	2,000,000
14,000,000	h	Federal National Mortgage Association (FNMA)	5.000	04/25/36	13,326,250
8,000,000	h	Federal National Mortgage Association (FNMA)	6.500	05/25/36	8,150,000
78,620		Government National Mortgage Association (GNMA)	6.500	09/15/23	81,320
70,389		Government National Mortgage Association (GNMA)	7.500	11/15/23	74,093
3,248,897		Government National Mortgage Association (GNMA)	5.000	09/15/33	3,151,654
2,580,785		Government National Mortgage Association (GNMA)	5.500	02/20/35	2,548,459
6,641		Government National Mortgage Association (GNMA)	7.500	08/15/28	6,974
100,808		Government National Mortgage Association (GNMA)	6.500	12/15/28	104,636
194,793		Government National Mortgage Association (GNMA)	6.500	03/15/29	202,268
83,002		Government National Mortgage Association (GNMA)	8.500	10/20/30	89,054
27,107		Government National Mortgage Association (GNMA)	7.000	06/20/31	28,051
1,049,136		Government National Mortgage Association (GNMA)	5.500	04/15/33	1,039,566
617,051		Government National Mortgage Association (GNMA)	5.500	11/20/33	609,497
883,628		Government National Mortgage Association (GNMA)	5.500	03/20/35	872,560
935,650		Government National Mortgage Association (GNMA)	6.000	08/20/35	943,776
987,312		Government National Mortgage Association (GNMA)	6.000	12/20/35	995,887
5,000,000	h	Government National Mortgage Association (GNMA)	5.000	04/15/36	4,842,190
		TOTAL MORTGAGE BACKED SECURITIES			148,026,170

U.S. TREASURY SECURITIES - 10.97%
23,059,000	d	United States Treasury Bond	8.000	11/15/21	30,288,226
5,169,000		United States Treasury Bond	5.375	02/15/31	5,440,476
1,876,962	k	United States Treasury Inflation Indexed Bonds	3.375	01/15/07	1,897,196
906,638	k	United States Treasury Inflation Indexed Bonds	3.875	01/15/09	949,141
200,000		United States Treasury Note	4.000	09/30/07	197,540
5,000,000		United States Treasury Note	4.250	11/30/07	4,951,950
7,000,000		United States Treasury Note	4.375	01/31/08	6,941,760
640,000		United States Treasury Note	4.375	11/15/08	632,742
825,000		United States Treasury Note	4.500	02/28/11	813,038
550,000		United States Treasury Note	4.500	02/15/16	534,875
		TOTAL U.S. TREASURY SECURITIES			52,646,944
		TOTAL GOVERNMENT BONDS			300,422,121
		(Cost $306,907,147)

TIAA-CREF MUTUAL FUNDS - Bond Plus Fund

				MATURITY
SHARES			RATE	DATE	VALUE

		TOTAL BONDS			$470,397,650
		(Cost $480,033,472)

TIAA-CREF MUTUAL FUNDS - 0.75%
392,986		TIAA-CREF High-Yield Bond Fund			3,580,104
		TOTAL TIAA-CREF MUTUAL FUNDS			3,580,104
		(Cost $3,689,274)
PRINCIPAL

SHORT-TERM INVESTMENTS - 9.09%
COMMERICAL PAPER - 5.91%
$ 3,550,000		Calyon	4.870	08/28/06	3,477,899
5,000,000	c,d	Corporate Asset Funding Corp, Inc	4.670	04/28/06	4,983,350
5,000,000	c	Grampian Funding LLC	4.550	06/19/06	4,947,500
5,000,000	c	Park Avenue Receivables Corp	4.740	04/25/06	4,985,250
5,000,000	c,d	Procter & Gamble Co	4.490	04/04/06	4,999,350
5,000,000	c	Variable Funding Capital Corp	4.670	04/21/06	4,987,900
		TOTAL COMMERICAL PAPER			28,381,249

U.S. GOVERNMENT AGENCIES AND DISCOUNT NOTES - 3.18%
5,870,000		Federal Home Loan Mortgage Corp (FHLMC)	4.560	04/04/06	5,869,237
9,370,000		Federal Home Loan Mortgage Corp (FHLMC)	4.670	04/03/06	9,366,385
		TOTAL U.S. GOVERNMENT AGENCIES AND DISCOUNT NOTES			15,235,622

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $43,615,986)			43,616,871

		TOTAL PORTFOLIO - 107.87%
		(Cost $527,338,732)			517,594,625
		OTHER ASSETS & LIABILITIES, NET - (7.87)%			(37,770,550)

		NET ASSETS - 100.00%			$479,824,075

	c	Commercial Paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933.
	d	All or a portion of these securities have been segregated by the custodian to cover securities purchased on a delayed delivery basis.
	g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.
		At March 31, 2006, the value of these securities amounted to $2,655,769 or 0.55% of net assets.
	h	These securities were purchased on a delayed delivery basis.
	k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
	v	Security valued at fair value.

		ABBREVIATION: NR - Not Rated

		For ease of presentation,we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF MUTUAL FUNDS - Money Market Fund

TIAA-CREF RETAIL FUNDS
MONEY MARKET FUND
STATEMENT OF INVESTMENTS (Unaudited)
March 31, 2006

				MATURITY
PRINCIPAL			RATE	DATE	VALUE

SHORT-TERM INVESTMENTS - 101.22%

CERTIFICATES OF DEPOSIT - 7.93%
$ 5,500,000		American Express Centurion Bank	4.730%	05/24/06	$5,500,119
3,000,000		American Express Centurion Bank	4.750	05/26/06	3,000,068
5,000,000		Bank Of Montreal	4.990	09/20/06	5,000,349
2,000,000		Barclays Bank, plc	4.875	06/12/06	2,000,059
5,000,000		Calyon	4.670	05/12/06	5,000,056
5,000,000		Deutsche Bank	4.440	04/03/06	5,000,003
5,000,000		Deutsche Bank	4.680	05/16/06	5,000,062
5,000,000		Deutsche Bank	4.685	05/17/06	5,000,095
1,615,000		Royal Bank of Canada	4.690	05/16/06	1,615,030
3,000,000		Royal Bank of Canada	4.710	05/22/06	2,999,995
4,320,000		Royal Bank of Canada	4.850	07/28/06	4,320,139
6,000,000		Wells Fargo	4.770	05/05/06	5,999,943
3,000,000		Wells Fargo	4.810	05/22/06	3,000,000
		TOTAL CERTIFICATES OF DEPOSIT			53,435,918

COMMERICAL PAPER - 87.52%
2,900,000		ABN Amro North America Finance, Inc	4.630	04/20/06	2,892,913
2,000,000		ABN Amro North America Finance, Inc	4.650	04/28/06	1,993,025
3,000,000		ABN Amro North America Finance, Inc	4.890	08/03/06	2,950,683
4,025,000		American Honda Finance Corp	4.470	04/10/06	4,020,563
1,000,000	c	Atlantis One Funding Corp	4.440	04/03/06	999,756
2,690,000	c	Atlantis One Funding Corp	4.640	04/06/06	2,688,266
1,000,000	c	Atlantis One Funding Corp	4.250	04/24/06	997,285
1,650,000	c	Atlantis One Funding Corp	4.620	04/27/06	1,644,494
4,000,000	c	Atlantis One Funding Corp	4.710	05/23/06	3,972,787
3,475,000		Barclays U.S. Funding Corp	4.800	05/22/06	3,452,126
3,000,000		Barclays U.S. Funding Corp	4.820	05/30/06	2,976,678
14,750,000	c	Beta Finance, Inc	4.540	04/12/06	14,729,538
5,000,000	c	Beta Finance, Inc	4.600	04/13/06	4,992,504
1,500,000	c	Beta Finance, Inc	4.690	05/12/06	1,491,988
705,000	c	Beta Finance, Inc	4.675	05/19/06	700,605
1,300,000	c	Beta Finance, Inc	4.920	07/24/06	1,279,746
3,560,000	c	BMW US Capital Corp	4.570	04/24/06	3,549,606
3,404,000	c	BMW US Capital Corp	4.720	05/08/06	3,387,487
10,000,000		Calyon	4.435	04/11/06	9,987,680
1,000,000		Calyon	4.870	07/11/06	986,460
2,450,000		Calyon	4.870	08/28/06	2,400,617
3,000,000		Calyon North America, Inc	4.835	07/21/06	2,955,276
2,565,000		Canadian Imperial Holding, Inc	4.440	04/10/06	2,562,153
3,000,000		Canadian Imperial Holding, Inc	4.760	06/07/06	2,973,423
2,000,000	c	CC (USA), Inc	4.520	04/03/06	1,999,505
1,200,000	c	CC (USA), Inc	4.520	04/12/06	1,198,343
1,794,000	c	CC (USA), Inc	4.500	04/17/06	1,790,316
5,000,000	c	CC (USA), Inc	4.560	04/26/06	4,984,167

TIAA-CREF MUTUAL FUNDS - Money Market Fund

				MATURITY
PRINCIPAL			RATE	DATE	VALUE
$ 3,000,000	c	CC (USA), Inc	4.700	05/03/06	$2,987,467
2,000,000	c	CC (USA), Inc	4.690	05/17/06	1,988,014
2,000,000	c	CC (USA), Inc	4.680	05/23/06	1,986,480
2,260,000	c	CC (USA), Inc	4.780	05/30/06	2,242,258
2,180,000	c	Ciesco LLC	4.620	04/17/06	2,175,524
4,500,000	c	Ciesco LLC	4.600	04/18/06	4,490,182
4,365,000	c	Ciesco LLC	4.620	04/21/06	4,353,796
1,470,000	c	Ciesco LLC	4.750	05/03/06	1,463,872
8,000,000		Citicorp	4.520	04/24/06	7,976,898
4,000,000		Citigroup Funding, Inc	4.520	04/06/06	3,997,489
5,000,000		Citigroup Funding, Inc	4.520	04/07/06	4,996,233
7,300,000		Citigroup Funding, Inc	4.460	04/13/06	7,289,147
700,000		Citigroup Funding, Inc	4.670	05/17/06	695,823
2,490,000	c	Colgate-Palmolive Co	4.735	04/19/06	2,484,105
3,000,000	c	Corporate Asset Funding Corp, Inc	4.600	04/20/06	2,992,653
4,200,000	c	Corporate Asset Funding Corp, Inc	4.650	04/26/06	4,186,437
8,500,000	c	Corporate Asset Funding Corp, Inc	4.670	04/28/06	8,471,183
3,900,000	c	Corporate Asset Funding Corp, Inc	4.740	05/15/06	3,877,360
5,000,000	c	Corporate Asset Funding Corp, Inc	4.740	05/18/06	4,969,058
5,900,000	c	Danske Corp	4.550	04/06/06	5,896,330
3,000,000	c	Danske Corp	4.610	04/26/06	2,990,396
2,634,000	c	Danske Corp	4.820	06/01/06	2,612,732
2,430,000	c	Danske Corp	4.770	06/02/06	2,410,037
1,000,000	c	Danske Corp	4.705	07/28/06	984,578
1,865,000	c	Dorada Finance, Inc	4.610	04/18/06	1,860,940
1,000,000	c	Dorada Finance, Inc	4.650	05/10/06	995,021
5,000,000	c	Dorada Finance, Inc	4.690	05/12/06	4,973,293
1,900,000	c	Dorada Finance, Inc	4.670	05/15/06	1,889,155
4,330,000	c	Dorada Finance, Inc	4.820	05/25/06	4,298,694
5,000,000	c	Dorada Finance, Inc	4.870	08/02/06	4,916,804
10,124,000	c	Edison Asset Securitization, LLC	4.430	04/04/06	10,120,264
2,200,000	c	Edison Asset Securitization, LLC	4.500	04/12/06	2,197,002
2,000,000	c	Edison Asset Securitization, LLC	4.560	04/24/06	1,994,240
1,095,000	c	Edison Asset Securitization, LLC	4.740	04/26/06	1,091,396
1,140,000	c	Edison Asset Securitization, LLC	4.710	05/18/06	1,132,990
2,642,000	c	Edison Asset Securitization, LLC	4.520	07/05/06	2,610,487
5,000,000		General Electric Capital Corp	4.570	04/14/06	4,991,749
10,315,000		General Electric Capital Corp	4.590	05/09/06	10,265,024
4,045,000		General Electric Capital Corp	4.510	05/19/06	4,020,676
360,000		General Electric Capital Corp	4.520	06/27/06	356,068
1,500,000		General Electric Capital Corp	4.520	06/28/06	1,483,427
5,000,000		Goldman Sachs Group, Inc	4.760	04/10/06	4,994,025
2,000,000		Goldman Sachs Group, Inc	4.810	11/02/06	1,942,769
3,000,000	c	Govco, Inc	4.450	04/10/06	2,996,662
7,500,000	c	Govco, Inc	4.500	04/18/06	7,484,080
9,000,000	c	Govco, Inc	4.530	04/25/06	8,972,820
1,000,000	c	Govco, Inc	4.600	05/04/06	995,783
1,200,000	c	Govco, Inc	4.500	05/15/06	1,193,446
2,500,000	c	Govco, Inc	4.830	06/21/06	2,474,631
585,000	c	Govco, Inc	4.830	09/05/06	572,677
1,773,000	c	Grampian Funding LLC	4.600	05/26/06	1,760,540
3,000,000	c	Greyhawk Funding LLC	4.740	04/19/06	2,993,127
885,000	c	Greyhawk Funding LLC	4.650	05/01/06	881,571

TIAA-CREF MUTUAL FUNDS - Money Market Fund

				MATURITY
PRINCIPAL			RATE	DATE	VALUE
$ 2,000,000	c	Greyhawk Funding LLC	4.830	06/13/06	$1,980,412
2,000,000	c	Harrier Finance Funding LLC	4.460	04/20/06	1,995,239
8,000,000	c	Harrier Finance Funding LLC	4.620	04/25/06	7,975,360
3,000,000	c	Harrier Finance Funding LLC	4.720	05/22/06	2,979,940
3,553,000	c	Harrier Finance Funding LLC	4.740	05/25/06	3,527,727
4,000,000	c	Harrier Finance Funding LLC	4.890	06/30/06	3,951,100
7,735,000		HBOS Treasury Services plc	4.670	05/15/06	7,690,838
3,205,000		HBOS Treasury Services plc	4.640	05/16/06	3,186,371
1,100,000		HBOS Treasury Services plc	4.685	05/17/06	1,093,656
1,000,000		HBOS Treasury Services plc	4.690	05/18/06	993,877
1,700,000		HBOS Treasury Services plc	4.760	05/23/06	1,688,312
2,600,000		HBOS Treasury Services plc	4.800	06/01/06	2,578,853
2,000,000		HBOS Treasury Services plc	4.810	06/08/06	1,981,829
5,000,000		HBOS Treasury Services plc	4.760	06/09/06	4,954,527
1,500,000		HSBC Finance Corp	4.410	04/04/06	1,499,449
5,000,000		HSBC Finance Corp	4.570	04/17/06	4,989,844
5,000,000		HSBC Finance Corp	4.730	06/05/06	4,957,299
455,000	c	Kitty Hawk Funding Corp	4.700	04/20/06	453,871
2,295,000	c	Kitty Hawk Funding Corp	4.540	04/25/06	2,288,054
6,660,000	c	Kitty Hawk Funding Corp	4.750	04/27/06	6,638,115
3,000,000	c	Kitty Hawk Funding Corp	4.780	04/28/06	2,989,245
6,995,000	c	Kitty Hawk Funding Corp	4.780	05/18/06	6,951,282
560,000	c	Kitty Hawk Funding Corp	4.820	06/19/06	554,077
1,000,000	c	Links Finance LLC	4.730	05/12/06	994,613
5,000,000		Links Finance LLC	4.770	06/08/06	4,954,950
4,035,000		Paccar Financial Corp	4.435	04/11/06	4,030,029
3,000,000		Paccar Financial Corp	4.450	04/12/06	2,995,921
2,600,000		Paccar Financial Corp	4.570	04/27/06	2,591,419
5,000,000		Paccar Financial Corp	4.590	05/10/06	4,975,138
3,745,000		Paccar Financial Corp	4.670	05/18/06	3,722,363
1,458,000	c	Park Avenue Receivables Corp	4.690	05/02/06	1,452,112
3,845,000	c	Park Avenue Receivables Corp	4.760	05/03/06	3,828,731
3,455,000	c	Preferred Receivables Funding Corp	4.600	04/07/06	3,452,351
2,328,000	c	Preferred Receivables Funding Corp	4.525	04/20/06	2,322,440
6,000,000	c	Preferred Receivables Funding Corp	4.715	05/11/06	5,968,567
2,000,000	c	Private Export Funding Corp	4.430	05/03/06	1,992,124
2,000,000	c	Private Export Funding Corp	4.600	05/10/06	1,990,033
4,000,000	c	Private Export Funding Corp	4.590	06/01/06	3,968,890
7,000,000	c	Private Export Funding Corp	4.470	06/07/06	6,942,496
5,000,000	c	Private Export Funding Corp	4.460	06/08/06	4,958,336
2,000,000	c	Private Export Funding Corp	4.720	06/13/06	1,980,858
2,875,000	c	Private Export Funding Corp	4.640	06/14/06	2,847,579
2,695,000	c	Procter & Gamble Co	4.490	04/05/06	2,693,655
4,543,000	c	Ranger Funding Co LLC	4.420	04/03/06	4,541,884
1,790,000	c	Ranger Funding Co LLC	4.500	04/17/06	1,786,420
3,000,000	c	Ranger Funding Co LLC	4.750	04/21/06	2,992,083
3,225,000	c	Ranger Funding Co LLC	4.700	04/27/06	3,214,053
4,000,000	c	Ranger Funding Co LLC	4.730	05/02/06	3,983,708
1,124,000	c	Ranger Funding Co LLC	4.740	05/03/06	1,119,567
5,724,000	c	Ranger Funding Co LLC	4.760	05/05/06	5,698,239
5,000,000		Royal Bank of Scotland plc	4.420	04/05/06	4,997,544
5,000,000		Royal Bank of Scotland plc	4.650	05/15/06	4,971,583
1,465,000	c	Scaldis Capital LLC	4.420	05/19/06	1,456,366

TIAA-CREF MUTUAL FUNDS - Money Market Fund

				MATURITY
PRINCIPAL			RATE	DATE	VALUE
$ 5,000,000	c	Scaldis Capital LLC	4.755	06/02/06	$4,959,054
515,000	c	Scaldis Capital LLC	4.810	06/12/06	510,046
2,000,000	c	Scaldis Capital LLC	4.585	06/20/06	1,979,622
1,350,000	c	Scaldis Capital LLC	4.880	06/22/06	1,334,994
2,000,000	c	Scaldis Capital LLC	4.580	07/12/06	1,974,047
4,000,000	c	Scaldis Capital LLC	4.840	07/17/06	3,942,500
2,575,000	c	Scaldis Capital LLC	4.920	09/12/06	2,517,286
3,000,000	c	Scaldis Capital LLC	4.970	09/29/06	2,926,272
4,490,000	c	Sheffield Receivables Corp	4.640	04/07/06	4,486,528
2,000,000	c	Sheffield Receivables Corp	4.815	09/05/06	1,958,003
4,229,000		Shell International Finance B.V.	4.520	04/05/06	4,226,876
4,160,000		Shell International Finance B.V.	4.540	04/13/06	4,153,813
5,000,000		Shell International Finance B.V.	4.850	06/30/06	4,939,375
2,000,000	c	Sigma Finance, Inc	4.400	05/08/06	1,990,956
2,255,000	c	Sigma Finance, Inc	4.530	06/06/06	2,236,272
2,385,000	c	Sigma Finance, Inc	4.840	06/29/06	2,356,462
1,665,000		Societe Generale North America, Inc	4.430	04/12/06	1,662,746
2,924,000		Societe Generale North America, Inc	4.600	04/20/06	2,916,947
1,250,000		Societe Generale North America, Inc	4.770	05/22/06	1,241,553
8,400,000		Societe Generale North America, Inc	4.830	06/12/06	8,319,595
750,000		Societe Generale North America, Inc	4.870	08/01/06	737,622
3,220,000	c	Stanley Works	4.550	04/05/06	3,218,372
2,245,000	c	Stanley Works	4.580	04/18/06	2,240,145
2,245,000	c	Stanley Works	4.640	05/01/06	2,236,319
2,000,000	c	Stanley Works	4.750	05/10/06	1,989,708
1,450,000		Swedish Export Credit Corp	4.750	05/08/06	1,442,921
5,000,000		Toronto-Dominion Holdings USA, Inc	4.490	04/19/06	4,988,897
3,000,000	c	Toronto-Dominion Holdings USA, Inc	4.700	05/31/06	2,976,500
1,200,000		Toronto-Dominion Holdings USA, Inc	4.800	10/27/06	1,166,560
1,400,000		UBS Finance, (Delaware), Inc	4.580	04/10/06	1,398,436
400,000		UBS Finance, (Delaware), Inc	4.440	04/19/06	399,112
2,100,000		UBS Finance, (Delaware), Inc	4.620	04/20/06	2,094,880
2,200,000		UBS Finance, (Delaware), Inc	4.760	05/10/06	2,189,108
4,900,000		UBS Finance, (Delaware), Inc	4.820	05/22/06	4,867,444
1,200,000		UBS Finance, (Delaware), Inc	4.850	06/30/06	1,185,450
2,900,000		UBS Finance, (Delaware), Inc	4.890	07/07/06	2,861,946
5,000,000		UBS Finance, (Delaware), Inc	4.845	07/27/06	4,921,269
5,000,000	c	Variable Funding Capital Corp	4.450	04/03/06	4,998,764
5,000,000	c	Variable Funding Capital Corp	4.450	04/04/06	4,998,146
1,000,000	c	Variable Funding Capital Corp	4.485	04/06/06	999,377
5,000,000	c	Variable Funding Capital Corp	4.670	04/21/06	4,987,028
5,700,000	c	Variable Funding Capital Corp	4.760	05/19/06	5,663,908
3,285,000	c	Variable Funding Capital Corp	4.780	05/23/06	3,262,319
3,000,000	c	Yorktown Capital, LLC	4.700	04/18/06	2,993,342
322,000	c	Yorktown Capital, LLC	4.700	04/20/06	321,189
3,000,000	c	Yorktown Capital, LLC	4.780	05/10/06	2,984,855
		TOTAL COMMERICAL PAPER			589,615,296

U.S. GOVERNMENT AGENCIES AND NOTES - 1.17%
313,000		Federal Farm Credit Bank (FFCB)	4.800	11/01/06	304,069
5,000,000		Federal Home Loan Bank (FHLB)	4.475	04/17/06	4,990,226
500,000		Federal Home Loan Mortgage Corp (FHLMC)	4.800	11/14/06	484,867
1,750,000		Federal National Mortgage Association (FNMA)	4.390	05/10/06	1,741,677

TIAA-CREF MUTUAL FUNDS - Money Market Fund

				MATURITY
PRINCIPAL			RATE	DATE	VALUE
$ 198,000		Federal National Mortgage Association (FNMA)	4.720	06/01/06	$196,416
180,000		Federal National Mortgage Association (FNMA)	4.820	09/22/06	175,807
		TOTAL U.S. GOVERNMENT AGENCIES AND NOTES			7,893,062

VARIABLE NOTES - 4.60%
5,000,000		Barclays Bank plc (NY)	4.763	08/30/06	4,999,592
8,000,000		National City Bank/Cleveland OH	4.615	07/26/06	8,000,566
3,000,000		Paccar Financial Corp	4.850	12/20/06	2,998,934
5,000,000		Suntrust Bank	4.750	05/17/06	5,000,235
5,000,000		Toyota Motor Credit Corp	4.638	10/10/06	4,999,927
5,000,000		US Bank NA	4.930	09/29/06	5,000,076
		TOTAL VARIABLE NOTES			30,999,330

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $681,943,606)			681,943,606

		TOTAL PORTFOLIO - 101.22%
		(Cost $681,943,606)			681,943,606
		OTHER ASSETS & LIABILITIES, NET - (1.22%)			(8,192,594)

		NET ASSETS - 100.00%			$673,751,012

	c	Commerical Paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933, as amended.

		For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentrati